UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01027

Name of Registrant: Vanguard World Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: November 30, 2013

Item 1: Schedule of Investments

Vanguard U.S. Growth Fund

Schedule of Investments
As of November 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (97.0%)[1]
Consumer Discretionary (23.2%)
* priceline.com Inc.	117,245	139,795
* Liberty Interactive Corp. Class A	3,390,816	95,214
L Brands Inc.	1,117,550	72,630
Home Depot Inc.	607,160	48,980
Lowe's Cos. Inc.	1,011,325	48,018
Harley-Davidson Inc.	713,415	47,813
NIKE Inc. Class B	598,475	47,363
* Dollar General Corp.	635,760	36,200
* AutoZone Inc.	76,510	35,317
Walt Disney Co.	493,215	34,791
Lennar Corp. Class A	888,360	31,768
DR Horton Inc.	1,596,420	31,737
Twenty-First Century Fox Inc. Class A	938,245	31,422
Dunkin' Brands Group Inc.	625,145	30,620
* Lululemon Athletica Inc.	430,890	30,042
Comcast Corp. Class A	570,500	28,451
Time Warner Inc.	399,035	26,221
* Sirius XM Holdings Inc.	6,847,815	25,816
Starwood Hotels & Resorts Worldwide Inc.	336,895	25,092
* Sally Beauty Holdings Inc.	880,345	24,773
Wynn Resorts Ltd.	145,755	24,176
Starbucks Corp.	253,700	20,666
Ross Stores Inc.	262,410	20,064
Wyndham Worldwide Corp.	279,100	20,014
Yum! Brands Inc.	257,370	19,992
PVH Corp.	135,570	18,155
* O'Reilly Automotive Inc.	142,400	17,794
Ralph Lauren Corp. Class A	94,770	16,606
* Michael Kors Holdings Ltd.	196,895	16,057
* Chipotle Mexican Grill Inc. Class A	24,760	12,971
* Panera Bread Co. Class A	40,900	7,235
* Amazon.com Inc.	16,250	6,396
		1,092,189
Consumer Staples (6.4%)
Walgreen Co.	1,439,812	85,237
* Green Mountain Coffee Roasters Inc.	809,193	54,524
CVS Caremark Corp.	418,565	28,027
Mead Johnson Nutrition Co.	314,570	26,584
Mondelez International Inc. Class A	754,345	25,293
Anheuser-Busch InBev NV ADR	242,520	24,764
* Monster Beverage Corp.	343,851	20,349
Colgate-Palmolive Co.	268,900	17,696
Diageo plc ADR	133,115	16,995
		299,469
Energy (5.1%)
EOG Resources Inc.	567,925	93,708
Kinder Morgan Inc.	2,152,430	76,497
Anadarko Petroleum Corp.	196,525	17,455

Schlumberger Ltd.	197,300	17,445
Noble Energy Inc.	210,900	14,814
* Cobalt International Energy Inc.	662,380	14,725
* Antero Resources Corp.	53,992	2,964
* Kinder Morgan Inc./Delaware Warrants, Exp. Date 5/25/17	586,310	2,580
		240,188
Financials (6.4%)
* IntercontinentalExchange Group Inc.	388,175	82,794
Progressive Corp.	2,045,625	57,134
CME Group Inc.	559,400	45,843
BlackRock Inc.	80,285	24,306
American Express Co.	260,235	22,328
JPMorgan Chase & Co.	381,400	21,824
Citigroup Inc.	389,800	20,628
American Tower Corporation	184,865	14,377
* Affiliated Managers Group Inc.	64,400	12,896
		302,130
Health Care (12.1%)
Allergan Inc.	1,083,810	105,184
* Celgene Corp.	600,975	97,220
* Gilead Sciences Inc.	1,268,955	94,930
Perrigo Co.	394,200	61,452
Novo Nordisk A/S ADR	265,325	47,422
* Biogen Idec Inc.	132,290	38,492
Bristol-Myers Squibb Co.	677,685	34,819
Covidien plc	317,670	21,684
* Regeneron Pharmaceuticals Inc.	72,515	21,309
* IDEXX Laboratories Inc.	201,600	20,999
* Intuitive Surgical Inc.	46,510	17,530
* Vertex Pharmaceuticals Inc.	136,035	9,444
		570,485
Industrials (6.6%)
Equifax Inc.	517,810	34,864
Precision Castparts Corp.	124,890	32,278
Union Pacific Corp.	179,500	29,086
AMETEK Inc.	503,680	24,791
Nielsen Holdings NV	569,535	24,581
Eaton Corp. plc	331,810	24,109
Safran SA ADR	1,396,200	22,997
* IHS Inc. Class A	199,341	22,811
* Hertz Global Holdings Inc.	870,220	21,112
Kansas City Southern	159,455	19,297
Boeing Co.	142,300	19,104
JB Hunt Transport Services Inc.	248,560	18,689
* Stericycle Inc.	112,000	13,158
WW Grainger Inc.	16,750	4,320
		311,197
Information Technology (32.4%)
* Google Inc. Class A	196,710	208,432
MasterCard Inc. Class A	234,630	178,509
Visa Inc. Class A	683,565	139,078
Apple Inc.	202,580	112,649
QUALCOMM Inc.	1,496,185	110,089
Microsoft Corp.	2,525,740	96,306
Intuit Inc.	1,105,975	82,097
* eBay Inc.	1,566,468	79,138

* Adobe Systems Inc.	1,316,400	74,745
* Cognizant Technology Solutions Corp. Class A	733,250	68,845
* VeriSign Inc.	791,894	45,027
* Facebook Inc. Class A	912,410	42,892
* Teradata Corp.	777,275	35,475
* Alliance Data Systems Corp.	136,800	33,141
* Citrix Systems Inc.	487,983	28,947
Oracle Corp.	806,770	28,471
* Salesforce.com Inc.	446,085	23,237
* Juniper Networks Inc.	935,210	18,957
* LinkedIn Corp. Class A	77,200	17,295
* Splunk Inc.	233,897	16,878
* VeriFone Systems Inc.	616,008	15,776
* ServiceNow Inc.	266,390	14,148
* Red Hat Inc.	301,100	14,107
* Gartner Inc.	191,000	12,348
Altera Corp.	348,805	11,249
* Trimble Navigation Ltd.	222,300	7,091
Texas Instruments Inc.	160,600	6,906
* Akamai Technologies Inc.	132,000	5,903
		1,527,736
Materials (2.7%)
Monsanto Co.	482,045	54,630
Syngenta AG ADR	477,925	37,474
Sherwin-Williams Co.	120,980	22,143
Praxair Inc.	115,140	14,538
		128,785
Other (0.0%)
2 Vanguard Growth ETF	3,100	280
Telecommunication Services (2.1%)
* Crown Castle International Corp.	1,262,686	93,729
* SBA Communications Corp. Class A	60,200	5,127
		98,856
Total Common Stocks (Cost $3,180,388)		4,571,315

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (3.2%)[1]
Money Market Fund (2.7%)
3 Vanguard Market Liquidity Fund	0.127%		127,918,694	127,919

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.4%)
Bank of America Securities, LLC (Dated
11/29/13, Repurchase Value $19,400,000,
collateralized by U.S. Treasury Bill 0.000%,
2/13/14, with a value of $19,788,000)
(Dated 11/29/13, Repurchase Value
$18,600,000, collateralized by U.S.
Treasury Note/Bond 0.000%-4.750%,
2/13/14-2/15/41, with a value of
$18,972,000)	0.080%	12/2/13	18,600	18,600

U.S. Government and Agency Obligations (0.1%)
[4,5] Fannie Mae Discount Notes	0.095%	1/15/14	5,000	4,999
6 Federal Home Loan Bank Discount Notes	0.100%	12/6/13	600	600
[4,5] Freddie Mac Discount Notes	0.080%	3/18/14	1,000	999
				6,598
Total Temporary Cash Investments (Cost $153,118)				153,117
Total Investments (100.2%) (Cost $3,333,506)				4,724,432
Other Assets and Liabilities-Net (-0.2%)				(9,260)
Net Assets (100%)				4,715,172

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.9% and 1.3%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $4,499,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such

U.S. Growth Fund

factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Repurchase Agreements: The fund may enter into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,571,315	—	—
Temporary Cash Investments	127,919	25,198	—
Futures Contracts—Liabilities[1]	(49)	—	—
Total	4,699,185	25,198	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

U.S. Growth Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	December 2013	155	69,909	4,308
E-mini S&P Mid-Cap 400 Index	December 2013	94	12,249	585
E-mini S&P 500 Index	December 2013	106	9,562	597

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At November 30, 2013, the cost of investment securities for tax purposes was $3,333,506,000. Net unrealized appreciation of investment securities for tax purposes was $1,390,926,000, consisting of unrealized gains of $1,432,557,000 on securities that had risen in value since their purchase and $41,631,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard International Growth Fund

Schedule of Investments
As of November 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (96.0%)[1]
Australia (2.2%)
Fortescue Metals Group Ltd.	37,171,012	192,209
Brambles Ltd.	18,551,323	160,401
James Hardie Industries plc	6,196,069	70,561
Cochlear Ltd.	743,560	39,541
Woodside Petroleum Ltd.	972,058	33,064
		495,776
Brazil (2.4%)
Itau Unibanco Holding SA ADR	7,255,682	102,087
BM&FBovespa SA	20,386,500	101,136
Vale SA Class B ADR	6,764,400	94,905
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,341,597	63,162
Raia Drogasil SA	8,288,549	60,400
Vale SA Pfd. Prior Pfd.	3,450,000	48,434
Petroleo Brasileiro SA Pfd. Prior Pfd.	5,433,000	44,758
Banco do Brasil SA	2,279,967	24,907
		539,789
Canada (2.5%)
Toronto-Dominion Bank	2,721,582	248,863
Suncor Energy Inc.	4,407,416	152,935
Canadian Pacific Railway Ltd.	609,881	93,754
Bank of Nova Scotia	860,000	52,974
* Dominion Diamond Corp.	732,000	9,858
Sherritt International Corp.	2,615,219	8,614
		566,998
Chile (0.3%)
Sociedad Quimica y Minera de Chile SA ADR	2,334,900	58,396

China (8.0%)
* Baidu Inc. ADR	3,558,500	592,739
Tencent Holdings Ltd.	9,990,000	577,081
CNOOC Ltd.	46,181,000	94,446
China Overseas Land & Investment Ltd.	26,480,000	82,281
Beijing Enterprises Holdings Ltd.	8,823,500	78,947
New Oriental Education & Technology Group Inc. ADR	2,535,500	75,279
China Construction Bank Corp.	88,655,000	71,750
Shandong Weigao Group Medical Polymer Co. Ltd.	44,588,000	60,709
* Youku Tudou Inc. ADR	2,077,149	58,534
Yingde Gases Group Co. Ltd.	32,400,000	34,669
^ Mindray Medical International Ltd. ADR	835,074	33,244
Belle International Holdings Ltd.	23,826,000	29,266
* Chaoda Modern Agriculture Holdings Ltd.	17,258,719	1,968
		1,790,913
Denmark (1.6%)
Novo Nordisk A/S Class B	1,097,038	196,112
Novozymes A/S	3,172,000	122,466
AP Moeller - Maersk A/S Class B	3,750	37,928

Chr Hansen Holding A/S	145,363	5,324
		361,830
Finland (0.3%)
* Nokia Oyj	8,355,699	67,491

France (7.9%)
L'Oreal SA	1,945,916	325,227
Kering	1,296,678	287,453
Schneider Electric SA	2,968,811	251,206
Sanofi	2,093,788	221,228
BNP Paribas SA	2,025,912	151,811
Essilor International SA	1,253,626	131,371
Arkema SA	585,606	66,811
Publicis Groupe SA	700,000	61,730
Societe Generale SA	1,027,740	58,976
European Aeronautic Defence and Space Co. NV	790,000	56,068
Vallourec SA	983,147	55,835
Total SA	875,000	52,932
Safran SA	792,230	52,104
		1,772,752
Germany (5.2%)
HeidelbergCement AG	2,102,031	164,185
Adidas AG	1,166,208	141,583
Porsche Automobil Holding SE Pfd. Prior Pfd.	1,286,559	130,654
Volkswagen AG	483,893	125,837
GEA Group AG	2,465,106	114,765
Daimler AG	1,151,972	95,305
Infineon Technologies AG	8,385,516	85,067
SAP AG	730,000	60,361
Fresenius Medical Care AG & Co. KGaA	830,000	58,216
Wincor Nixdorf AG	814,000	55,622
MTU Aero Engines AG	535,000	50,199
*,^ Aixtron SE	3,130,112	43,302
SMA Solar Technology AG	719,595	28,759
		1,153,855
Hong Kong (4.1%)
AIA Group Ltd.	114,842,000	581,398
Jardine Matheson Holdings Ltd.	3,035,947	153,339
Hong Kong Exchanges and Clearing Ltd.	4,582,630	80,387
Techtronic Industries Co.	14,769,782	39,598
Hang Lung Properties Ltd.	11,000,000	36,901
Esprit Holdings Ltd.	6,934,939	14,433
		906,056
India (1.8%)
Housing Development Finance Corp.	7,692,900	101,398
Idea Cellular Ltd.	34,985,135	98,300
Tata Motors Ltd.	13,488,310	86,710
HDFC Bank Ltd.	5,446,764	57,418
Zee Entertainment Enterprises Ltd.	11,343,842	47,011
		390,837

Indonesia (0.2%)
Bank Mandiri Persero Tbk PT	77,192,500	49,305

Ireland (0.2%)
Kerry Group plc Class A	846,400	54,266

Israel (1.1%)
* Check Point Software Technologies Ltd.	3,876,314	239,789

Italy (2.1%)
UniCredit SPA	36,182,044	261,610
* Fiat SPA	25,782,643	204,086
		465,696
Japan (10.9%)
SoftBank Corp.	6,649,200	539,576
SMC Corp.	1,483,200	357,830
Rakuten Inc.	19,991,600	307,194
Sumitomo Mitsui Financial Group Inc.	4,332,100	215,552
Astellas Pharma Inc.	3,260,088	193,446
Suzuki Motor Corp.	4,877,100	125,487
Seven & I Holdings Co. Ltd.	3,061,900	112,953
Hitachi Ltd.	12,733,000	93,991
FANUC Corp.	555,700	93,652
Toyota Motor Corp.	1,129,983	70,567
Sekisui Chemical Co. Ltd.	5,658,000	66,414
East Japan Railway Co.	801,300	65,743
Kyocera Corp.	910,200	48,263
MISUMI Group Inc.	1,534,610	43,796
Canon Inc.	1,127,922	37,567
Sysmex Corp.	539,996	35,198
^ Gree Inc.	2,710,000	24,756
		2,431,985
Luxembourg (0.1%)
Samsonite International SA	7,103,626	21,223
* Reinet Investments SCA	116,904	2,191
		23,414
Mexico (0.6%)
Grupo Financiero Banorte SAB de CV	18,792,622	128,884

Netherlands (0.3%)
Heineken NV	632,384	42,925
TNT Express NV	1,492,047	13,665
		56,590
Norway (1.7%)
Statoil ASA	7,310,116	164,719
Schibsted ASA	1,760,994	113,598
DNB ASA	5,359,080	94,638
		372,955

Peru (0.7%)
Credicorp Ltd.	1,148,133	147,535

Portugal (0.3%)
Jeronimo Martins SGPS SA	3,627,182	74,809

Russia (0.8%)
Sberbank of Russia ADR	5,395,919	67,027
Magnit OJSC GDR	964,300	63,521
Mail.ru Group Ltd. GDR	1,266,000	52,381
		182,929
Singapore (0.3%)
DBS Group Holdings Ltd.	2,879,439	39,428
Singapore Exchange Ltd.	6,541,000	37,666
		77,094
South Africa (0.3%)
MTN Group Ltd.	1,610,000	31,281
Sasol Ltd.	574,000	28,374
Impala Platinum Holdings Ltd.	579,573	6,717
		66,372
South Korea (3.4%)
Samsung Electronics Co. Ltd.	223,438	315,281
NAVER Corp.	268,246	175,204
^ Celltrion Inc.	1,751,909	70,840
Hyundai Motor Co.	284,257	67,641
Hyundai Mobis	158,183	45,880
Hankook Tire Co. Ltd.	735,000	43,372
Shinhan Financial Group Co. Ltd.	771,836	32,426
		750,644
Spain (4.9%)
Inditex SA	2,683,385	428,054
Banco Popular Espanol SA	45,113,284	261,647
* Banco Santander SA	27,573,835	245,111
Distribuidora Internacional de Alimentacion SA	9,633,291	88,149
Banco Bilbao Vizcaya Argentaria SA	6,771,090	80,683
		1,103,644
Sweden (4.9%)
Atlas Copco AB Class A	13,299,679	369,806
Svenska Handelsbanken AB Class A	5,576,352	258,803
Alfa Laval AB	5,199,985	123,111
Sandvik AB	7,859,037	109,610
Investment AB Kinnevik	2,608,438	102,414
Elekta AB Class B	4,093,089	61,341
Telefonaktiebolaget LM Ericsson Class B	4,700,000	58,557
		1,083,642
Switzerland (6.5%)
Syngenta AG	795,514	311,862
Roche Holding AG	1,062,579	296,380
* Cie Financiere Richemont SA	1,826,264	185,048
Geberit AG	494,180	145,036
Credit Suisse Group AG	4,219,017	125,912
ABB Ltd.	3,984,182	101,727
Novartis AG	836,000	66,094
Swatch Group AG (Bearer)	96,145	62,888
Nestle SA	809,000	59,016

Zurich Insurance Group AG			207,000	57,692
Holcim Ltd.			612,000	44,305
				1,455,960
Taiwan (0.9%)
Taiwan Semiconductor Manufacturing Co. Ltd.			56,133,508	198,593

Thailand (0.4%)
Kasikornbank PCL (Foreign)			16,868,256	88,771

Turkey (0.9%)
Turkiye Garanti Bankasi AS			37,457,981	140,926
BIM Birlesik Magazalar AS			2,397,092	53,959
				194,885
United Kingdom (16.0%)
Prudential plc			17,732,776	378,191
ARM Holdings plc			18,243,000	301,755
Standard Chartered plc			12,382,732	292,888
Rolls-Royce Holdings plc			14,445,916	291,457
Diageo plc			7,401,784	235,809
BG Group plc			11,075,151	225,891
BHP Billiton plc			5,959,768	180,807
HSBC Holdings plc			16,063,768	179,398
Vodafone Group plc			45,241,295	167,727
Shire plc			3,326,897	150,640
Meggitt plc			16,360,413	133,362
Aggreko plc			4,814,508	126,216
WPP plc			5,458,730	120,478
Barclays plc			22,919,974	101,570
Centrica plc			17,211,519	95,193
Royal Dutch Shell plc Class A			2,611,848	87,257
Burberry Group plc			3,217,639	80,250
Unilever plc			1,600,000	64,634
British American Tobacco plc			1,187,759	63,190
Inchcape plc			6,300,000	61,255
Ultra Electronics Holdings plc			1,793,000	53,635
G4S plc			12,540,000	53,572
Carnival plc			1,375,000	50,029
AZ Electronic Materials SA			9,150,000	41,256
Spectris plc			1,027,352	40,830
				3,577,290
United States (2.2%)
* Amazon.com Inc.			1,000,200	393,699
MercadoLibre Inc.			815,200	90,251
				483,950
Total Common Stocks (Cost $15,785,424)				21,413,695
	Coupon
Temporary Cash Investments (4.5%)[1]
Money Market Fund (4.3%)
[2,3] Vanguard Market Liquidity Fund	0.127%		968,588,736	968,589

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.2%)
[4,5] Federal Home Loan Bank Discount Notes	0.100%	12/6/13	6,000	6,000

[4,5] Federal Home Loan Bank Discount Notes	0.120%	12/20/13	4,800	4,800
[4,5] Federal Home Loan Bank Discount Notes	0.065%	1/31/14	13,500	13,496
[4,5] Federal Home Loan Bank Discount Notes	0.068%-0.070%	2/5/14	8,500	8,497
[4,6] Freddie Mac Discount Notes	0.120%-0.125%	12/30/13	5,500	5,499
[4,6] Freddie Mac Discount Notes	0.070%	3/31/14	2,000	1,999
				40,291
Total Temporary Cash Investments (Cost $1,008,885)				1,008,880
Total Investments (100.5%) (Cost $16,794,309)				22,422,575
Other Assets and Liabilities-Net (-0.5%)[3]				(119,631)
Net Assets (100%)				22,302,944

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $94,597,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.2% and 1.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $98,833,000 of collateral received for securities on loan.
4 Securities with a value of $39,192,000 have been segregated as initial margin for open futures contracts.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

International Growth Fund

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	1,645,917	279,634	—
Common Stocks—Other	999,585	18,488,559	—
Temporary Cash Investments	968,589	40,291	—
Futures Contracts—Liabilities[1]	(432)	—	—
Forward Currency Contracts—Assets	—	9,345	—
Forward Currency Contracts—Liabilities	—	(6,160)	—
Total	3,613,659	18,811,669	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund may use index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include

International Growth Fund

movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short )	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
FTSE 100 Index	December 2013	2,105	229,334	2,254
Dow Jones EURO STOXX 50 Index	December 2013	5,297	222,496	14,583
Topix Index	December 2013	1,381	170,323	10,691
S&P ASX 200 Index	December 2013	731	88,998	1,216

Unrealized appreciation (depreciation) on open FTSE 100 Index and Dow Jones EURO STOXX 50 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

International Growth Fund

At November 30, 2013, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Brown Brothers Harriman & Co.	12/27/13	GBP	138,728	USD	220,942	6,017
Brown Brothers Harriman & Co.	12/27/13	EUR	141,735	USD	189,263	3,328
Brown Brothers Harriman & Co.	12/17/13	JPY	16,297,526	USD	162,894	(3,781)
Brown Brothers Harriman & Co.	12/24/13	AUD	96,063	USD	89,523	(2,219)
Brown Brothers Harriman & Co.	12/27/13	EUR	10,893	USD	14,962	(160)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At November 30, 2013, the counterparty had deposited in segregated accounts cash of $3,360,000 in connection with amounts due to the fund for open forward currency contracts.

E. At November 30, 2013, the cost of investment securities for tax purposes was $16,795,165,000. Net unrealized appreciation of investment securities for tax purposes was $5,627,410,000, consisting of unrealized gains of $6,280,951,000 on securities that had risen in value since their purchase and $653,541,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE Social Index Fund

Schedule of Investments
As of November 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Basic Materials (3.1%)
EI du Pont de Nemours & Co.	93,908	5,764
Dow Chemical Co.	123,767	4,834
Praxair Inc.	30,288	3,824
Ecolab Inc.	27,735	2,973
Air Products & Chemicals Inc.	21,248	2,313
International Paper Co.	45,535	2,124
Mosaic Co.	30,240	1,449
Sigma-Aldrich Corp.	12,258	1,057
Alcoa Inc.	108,546	1,043
CONSOL Energy Inc.	23,476	835
International Flavors & Fragrances Inc.	8,324	736
Ashland Inc.	7,940	723
Airgas Inc.	5,646	613
Peabody Energy Corp.	27,484	500
Avery Dennison Corp.	10,107	494
Cliffs Natural Resources Inc.	15,521	388
		29,670
Consumer Goods (11.3%)
Procter & Gamble Co.	277,902	23,405
PepsiCo Inc.	158,206	13,362
Ford Motor Co.	393,742	6,725
Colgate-Palmolive Co.	94,804	6,239
NIKE Inc. Class B	60,000	4,748
Kimberly-Clark Corp.	39,322	4,292
* General Motors Co.	93,331	3,615
Johnson Controls Inc.	69,225	3,497
General Mills Inc.	66,198	3,338
Kraft Foods Group Inc.	60,217	3,199
VF Corp.	8,841	2,074
Mead Johnson Nutrition Co.	20,895	1,766
Estee Lauder Cos. Inc. Class A	23,428	1,756
Coach Inc.	28,712	1,663
Hershey Co.	16,662	1,614
Harley-Davidson Inc.	22,975	1,540
Kellogg Co.	25,216	1,529
ConAgra Foods Inc.	43,178	1,425
Stanley Black & Decker Inc.	16,354	1,331
Genuine Parts Co.	15,931	1,320
BorgWarner Inc.	11,741	1,258
Clorox Co.	13,233	1,233
Bunge Ltd.	15,005	1,202
Coca-Cola Enterprises Inc.	27,354	1,147
Dr Pepper Snapple Group Inc.	20,790	1,003
Church & Dwight Co. Inc.	14,298	933
* Green Mountain Coffee Roasters Inc.	13,778	928
Tyson Foods Inc. Class A	29,065	921
Autoliv Inc.	9,771	907
Newell Rubbermaid Inc.	29,520	896

* Mohawk Industries Inc.	6,270	878
McCormick & Co. Inc.	12,244	845
Avon Products Inc.	43,984	784
* Lululemon Athletica Inc.	10,777	751
Herbalife Ltd.	10,624	740
Campbell Soup Co.	18,549	719
Energizer Holdings Inc.	6,351	701
Hasbro Inc.	11,916	641
Hormel Foods Corp.	14,008	631
Lennar Corp. Class A	16,540	592
Harman International Industries Inc.	6,911	560
* Toll Brothers Inc.	15,790	539
Leggett & Platt Inc.	14,676	443
Hillshire Brands Co.	12,603	421
		108,111
Consumer Services (9.4%)
Walt Disney Co.	182,644	12,884
Home Depot Inc.	146,503	11,818
* priceline.com Inc.	5,277	6,292
Starbucks Corp.	73,918	6,021
Lowe's Cos. Inc.	107,418	5,100
TJX Cos. Inc.	73,594	4,628
McKesson Corp.	23,209	3,850
Viacom Inc. Class B	43,546	3,491
CBS Corp. Class B	57,820	3,386
Cardinal Health Inc.	34,972	2,259
Whole Foods Market Inc.	34,662	1,962
Omnicom Group Inc.	26,539	1,896
* Bed Bath & Beyond Inc.	22,303	1,740
Ross Stores Inc.	22,497	1,720
* AutoZone Inc.	3,621	1,672
AmerisourceBergen Corp. Class A	23,556	1,661
* Chipotle Mexican Grill Inc. Class A	3,167	1,659
L Brands Inc.	22,136	1,439
* O'Reilly Automotive Inc.	11,090	1,386
* Dollar Tree Inc.	22,922	1,276
* Sirius XM Holdings Inc.	316,524	1,193
* CarMax Inc.	22,863	1,151
Gap Inc.	27,089	1,110
Tiffany & Co.	11,965	1,067
Staples Inc.	67,803	1,053
Nielsen Holdings NV	21,998	950
H&R Block Inc.	27,807	776
PetSmart Inc.	10,463	775
Interpublic Group of Cos. Inc.	42,945	747
Darden Restaurants Inc.	13,242	706
Scripps Networks Interactive Inc. Class A	8,580	640
Gannett Co. Inc.	23,222	628
Omnicare Inc.	10,640	610
Foot Locker Inc.	15,477	602
Dun & Bradstreet Corp.	3,929	459
* Starz	9,618	272
Abercrombie & Fitch Co.	7,934	272
* AutoNation Inc.	3,433	168
Weight Watchers International Inc.	2,739	89
		89,408

Financials (27.4%)
Wells Fargo & Co.	540,703	23,802
JPMorgan Chase & Co.	388,454	22,227
Bank of America Corp.	1,097,156	17,357
Citigroup Inc.	311,148	16,466
Visa Inc. Class A	52,923	10,768
American Express Co.	96,047	8,241
MasterCard Inc. Class A	10,674	8,121
American International Group Inc.	150,999	7,512
US Bancorp	189,160	7,419
MetLife Inc.	90,280	4,712
Morgan Stanley	143,662	4,497
Prudential Financial Inc.	47,458	4,212
PNC Financial Services Group Inc.	54,298	4,178
Bank of New York Mellon Corp.	117,529	3,961
BlackRock Inc.	12,987	3,932
Capital One Financial Corp.	53,401	3,825
ACE Ltd.	34,638	3,560
Travelers Cos. Inc.	38,437	3,488
State Street Corp.	45,632	3,313
American Tower Corporation	40,537	3,153
Aflac Inc.	46,232	3,068
Charles Schwab Corp.	111,754	2,736
Marsh & McLennan Cos. Inc.	56,381	2,675
CME Group Inc.	32,245	2,642
Discover Financial Services	49,542	2,641
Allstate Corp.	47,451	2,575
Aon plc	31,457	2,568
Chubb Corp.	26,117	2,519
* IntercontinentalExchange Group Inc.	11,712	2,498
BB&T Corp.	71,831	2,495
Franklin Resources Inc.	42,440	2,351
Public Storage	14,656	2,238
Ameriprise Financial Inc.	20,219	2,189
McGraw Hill Financial Inc.	28,035	2,089
T. Rowe Price Group Inc.	25,237	2,031
SunTrust Banks Inc.	54,767	1,984
Prologis Inc.	50,901	1,931
Equity Residential	36,502	1,881
Weyerhaeuser Co.	59,372	1,789
Fifth Third Bancorp	87,129	1,770
Ventas Inc.	30,084	1,710
HCP Inc.	46,302	1,702
Moody's Corp.	22,690	1,693
Hartford Financial Services Group Inc.	46,504	1,657
Health Care REIT Inc.	29,079	1,628
Progressive Corp.	56,955	1,591
Boston Properties Inc.	15,496	1,542
Principal Financial Group Inc.	30,149	1,526
Loews Corp.	31,377	1,486
Northern Trust Corp.	24,634	1,453
Host Hotels & Resorts Inc.	75,942	1,398
Lincoln National Corp.	27,015	1,387
Regions Financial Corp.	142,052	1,382
M&T Bank Corp.	11,657	1,345
KeyCorp	94,192	1,201
SLM Corp.	44,476	1,185

General Growth Properties Inc.	56,091	1,164
CIT Group Inc.	20,394	1,029
Annaly Capital Management Inc.	97,095	986
Western Union Co.	56,992	950
XL Group plc Class A	29,251	936
Unum Group	26,789	899
Comerica Inc.	18,923	858
Kimco Realty Corp.	41,400	854
Equifax Inc.	12,458	839
Macerich Co.	14,453	823
Willis Group Holdings plc	17,845	799
Huntington Bancshares Inc.	85,051	781
* Genworth Financial Inc. Class A	50,291	760
Cincinnati Financial Corp.	14,465	758
* Markel Corp.	1,307	728
Plum Creek Timber Co. Inc.	16,542	724
New York Community Bancorp Inc.	43,350	716
* CBRE Group Inc. Class A	28,417	689
Torchmark Corp.	8,975	682
* Alleghany Corp.	1,718	677
TD Ameritrade Holding Corp.	21,979	633
Arthur J Gallagher & Co.	12,941	602
PartnerRe Ltd.	5,558	572
Zions Bancorporation	18,676	548
Axis Capital Holdings Ltd.	11,046	543
Duke Realty Corp.	33,366	506
People's United Financial Inc.	32,923	498
Assurant Inc.	7,586	493
WR Berkley Corp.	11,152	488
Liberty Property Trust	14,620	474
SEI Investments Co.	13,280	446
Legg Mason Inc.	11,217	439
Old Republic International Corp.	24,662	424
Commerce Bancshares Inc.	9,325	421
Hudson City Bancorp Inc.	44,492	416
RenaissanceRe Holdings Ltd.	4,358	413
Brown & Brown Inc.	12,476	394
City National Corp.	4,738	362
White Mountains Insurance Group Ltd.	535	322
Erie Indemnity Co. Class A	2,676	195
		261,141
Health Care (21.6%)
Johnson & Johnson	280,771	26,578
Pfizer Inc.	676,813	21,475
Merck & Co. Inc.	299,168	14,908
* Gilead Sciences Inc.	155,666	11,645
Amgen Inc.	77,285	8,817
Bristol-Myers Squibb Co.	168,802	8,673
AbbVie Inc.	160,730	7,787
UnitedHealth Group Inc.	104,512	7,784
* Biogen Idec Inc.	24,161	7,030
* Celgene Corp.	42,074	6,806
Abbott Laboratories	158,730	6,062
Medtronic Inc.	103,318	5,922
* Express Scripts Holding Co.	82,865	5,581
Eli Lilly & Co.	103,104	5,178
Baxter International Inc.	55,456	3,796

Thermo Fisher Scientific Inc.	36,848	3,716
Covidien plc	47,114	3,216
Allergan Inc.	30,272	2,938
* Actavis plc	17,722	2,890
WellPoint Inc.	30,694	2,851
Aetna Inc.	38,119	2,628
Cigna Corp.	28,860	2,524
* Alexion Pharmaceuticals Inc.	19,914	2,479
* Regeneron Pharmaceuticals Inc.	7,728	2,271
Becton Dickinson and Co.	19,873	2,158
Stryker Corp.	28,882	2,149
* Mylan Inc.	38,999	1,721
St. Jude Medical Inc.	29,347	1,715
Humana Inc.	15,955	1,659
* Vertex Pharmaceuticals Inc.	23,810	1,653
* Boston Scientific Corp.	136,863	1,585
Zimmer Holdings Inc.	17,167	1,569
* Intuitive Surgical Inc.	4,062	1,531
* Forest Laboratories Inc.	27,379	1,405
Perrigo Co.	8,921	1,391
* Life Technologies Corp.	17,588	1,331
* DaVita HealthCare Partners Inc.	21,350	1,271
* Illumina Inc.	12,756	1,250
CR Bard Inc.	8,059	1,119
* Henry Schein Inc.	8,881	1,013
Quest Diagnostics Inc.	15,595	950
* Laboratory Corp. of America Holdings	9,241	941
* CareFusion Corp.	21,848	871
* Varian Medical Systems Inc.	11,002	859
* Waters Corp.	8,271	823
Universal Health Services Inc. Class B	9,284	765
* Edwards Lifesciences Corp.	11,557	757
DENTSPLY International Inc.	14,627	696
* Hospira Inc.	16,912	665
Patterson Cos. Inc.	8,582	356
* Mallinckrodt plc	5,801	302
		206,060
Industrials (7.6%)
Union Pacific Corp.	47,402	7,681
Caterpillar Inc.	66,645	5,638
Accenture plc Class A	66,384	5,143
FedEx Corp.	30,278	4,200
Automatic Data Processing Inc.	49,989	4,000
Illinois Tool Works Inc.	41,480	3,301
Deere & Co.	37,622	3,169
CSX Corp.	104,293	2,844
Norfolk Southern Corp.	32,107	2,815
Waste Management Inc.	47,721	2,180
Ingersoll-Rand plc	29,868	2,133
PACCAR Inc.	36,228	2,076
Agilent Technologies Inc.	33,835	1,812
Rockwell Automation Inc.	14,251	1,619
WW Grainger Inc.	6,171	1,592
Sherwin-Williams Co.	8,630	1,579
* Fiserv Inc.	13,322	1,464
Pentair Ltd.	20,290	1,435
Xerox Corp.	124,779	1,420

	Kansas City Southern	11,232	1,359
*	Alliance Data Systems Corp.	4,995	1,210
	CH Robinson Worldwide Inc.	16,362	959
	Pall Corp.	11,380	952
	ADT Corp.	21,516	873
	Masco Corp.	36,622	821
	Vulcan Materials Co.	13,227	746
	Fortune Brands Home & Security Inc.	16,813	733
	JB Hunt Transport Services Inc.	9,571	720
	Xylem Inc.	18,867	652
	Manpowergroup Inc.	8,010	640
	Sealed Air Corp.	19,750	634
	MeadWestvaco Corp.	17,983	631
	MDU Resources Group Inc.	19,201	570
*	Owens-Illinois Inc.	16,874	557
	Avnet Inc.	13,927	556
*	Arrow Electronics Inc.	10,303	529
	Robert Half International Inc.	13,458	520
	Total System Services Inc.	16,345	507
	Iron Mountain Inc.	16,992	478
	Broadridge Financial Solutions Inc.	12,100	462
	Bemis Co. Inc.	10,499	410
	Ryder System Inc.	5,249	367
	Molex Inc. Class A	7,829	302
	Molex Inc.	6,875	266
			72,555
Oil & Gas (5.4%)
	Schlumberger Ltd.	136,300	12,052
	Occidental Petroleum Corp.	82,738	7,857
	Halliburton Co.	86,526	4,558
	Anadarko Petroleum Corp.	51,205	4,548
	Apache Corp.	39,979	3,658
	Marathon Oil Corp.	72,031	2,596
	Baker Hughes Inc.	45,200	2,574
	Devon Energy Corp.	41,202	2,498
	Williams Cos. Inc.	69,682	2,454
	Chesapeake Energy Corp.	68,029	1,828
*	Southwestern Energy Co.	35,828	1,385
	EQT Corp.	15,230	1,296
*	FMC Technologies Inc.	24,349	1,171
	Noble Corp. plc	25,781	983
*	Denbury Resources Inc.	37,878	632
*	Rowan Cos. plc Class A	12,627	437
*	Newfield Exploration Co.	13,851	389
*	WPX Energy Inc.	20,260	377
			51,293
Technology (12.6%)
*	Google Inc. Class A	28,284	29,969
	QUALCOMM Inc.	172,729	12,709
	Oracle Corp.	358,636	12,656
	Hewlett-Packard Co.	197,239	5,395
	EMC Corp.	214,799	5,123
	Texas Instruments Inc.	113,313	4,872
*	Yahoo! Inc.	92,874	3,435
*	Adobe Systems Inc.	51,341	2,915
*	Cognizant Technology Solutions Corp. Class A	30,795	2,891

* Salesforce.com Inc.	54,560	2,842
Corning Inc.	149,342	2,551
* Micron Technology Inc.	105,200	2,220
Applied Materials Inc.	122,534	2,120
Intuit Inc.	28,322	2,102
* Cerner Corp.	30,116	1,731
Western Digital Corp.	22,907	1,719
SanDisk Corp.	24,767	1,688
Seagate Technology plc	32,613	1,599
Symantec Corp.	70,731	1,591
Broadcom Corp. Class A	54,169	1,446
Xilinx Inc.	27,262	1,211
CA Inc.	34,829	1,149
Avago Technologies Ltd. Class A	25,114	1,123
* Citrix Systems Inc.	18,932	1,123
KLA-Tencor Corp.	17,043	1,089
Altera Corp.	32,746	1,056
* Juniper Networks Inc.	51,708	1,048
* Autodesk Inc.	22,895	1,036
* Check Point Software Technologies Ltd.	15,363	950
* Red Hat Inc.	19,373	908
NVIDIA Corp.	56,706	885
* Lam Research Corp.	16,612	866
* VeriSign Inc.	14,625	832
* Akamai Technologies Inc.	17,404	778
* Teradata Corp.	16,747	764
* F5 Networks Inc.	7,971	656
* VMware Inc. Class A	7,459	601
* NCR Corp.	16,708	584
* Synopsys Inc.	15,588	571
Garmin Ltd.	11,282	548
LSI Corp.	56,245	454
* Nuance Communications Inc.	25,719	348
DST Systems Inc.	3,305	292
		120,446
Telecommunications (0.2%)
* Sprint Corp.	83,861	703
Windstream Holdings Inc.	59,593	481
Frontier Communications Corp.	100,223	469
		1,653
Utilities (1.3%)
Spectra Energy Corp.	67,942	2,279
Consolidated Edison Inc.	29,643	1,637
Northeast Utilities	31,917	1,311
ONEOK Inc.	20,905	1,214
CenterPoint Energy Inc.	43,450	1,018
NiSource Inc.	31,514	996
Wisconsin Energy Corp.	23,171	968
American Water Works Co. Inc.	18,029	764
* Calpine Corp.	37,445	708
Alliant Energy Corp.	11,213	577
Pepco Holdings Inc.	25,426	485
Questar Corp.	17,918	404
TECO Energy Inc.	22,174	378
		12,739
Total Common Stocks (Cost $703,749)		953,076

	Coupon
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1 Vanguard Market Liquidity Fund
(Cost $1,665)	0.127%	1,665,000	1,665

Total Investments (100.1%) (Cost $705,414)			954,741
Other Assets and Liabilities-Net (-0.1%)			(1,151)
Net Assets (100%)			953,590

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2013, the cost of investment securities for tax purposes was $705,414,000. Net unrealized appreciation of investment securities for tax purposes was $249,327,000, consisting of unrealized gains of $272,484,000 on securities that had risen in value since their purchase and $23,157,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap Index Fund

Schedule of Investments
As of November 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.9%) [1]
Basic Materials (2.5%)
EI du Pont de Nemours & Co.	62,625	3,844
Dow Chemical Co.	81,912	3,200
Praxair Inc.	19,964	2,521
Freeport-McMoRan Copper & Gold Inc.	70,439	2,444
LyondellBasell Industries NV Class A	30,842	2,380
Ecolab Inc.	18,385	1,970
PPG Industries Inc.	9,260	1,704
Air Products & Chemicals Inc.	14,209	1,546
International Paper Co.	30,277	1,412
Nucor Corp.	21,640	1,105
Mosaic Co.	19,029	912
Newmont Mining Corp.	33,198	824
		23,862
Consumer Goods (10.0%)
Procter & Gamble Co.	185,590	15,630
Coca-Cola Co.	270,493	10,871
Philip Morris International Inc.	104,260	8,918
PepsiCo Inc.	104,504	8,826
Altria Group Inc.	135,731	5,019
Ford Motor Co.	261,964	4,474
Colgate-Palmolive Co.	62,849	4,136
Monsanto Co.	36,148	4,097
Mondelez International Inc. Class A	120,794	4,050
NIKE Inc. Class B	48,384	3,829
Kimberly-Clark Corp.	25,964	2,834
Johnson Controls Inc.	46,327	2,340
General Mills Inc.	43,544	2,196
* General Motors Co.	56,349	2,182
Kraft Foods Group Inc.	40,327	2,142
Archer-Daniels-Midland Co.	44,759	1,802
VF Corp.	5,942	1,394
Lorillard Inc.	25,389	1,303
Estee Lauder Cos. Inc. Class A	16,149	1,211
Kellogg Co.	19,680	1,193
Mead Johnson Nutrition Co.	13,711	1,159
Reynolds American Inc.	22,116	1,116
Coach Inc.	19,148	1,109
Hershey Co.	9,905	960
Stanley Black & Decker Inc.	10,944	891
Brown-Forman Corp. Class B	6,958	522
Activision Blizzard Inc.	30,140	519
Campbell Soup Co.	12,638	490
* Tesla Motors Inc.	2,662	339
		95,552
Consumer Services (13.0%)
* Amazon.com Inc.	24,773	9,751
Wal-Mart Stores Inc.	110,314	8,936
Home Depot Inc.	97,148	7,837

Walt Disney Co.	108,958	7,686
Comcast Corp. Class A	139,928	6,978
McDonald's Corp.	67,792	6,601
CVS Caremark Corp.	83,196	5,571
* priceline.com Inc.	3,495	4,167
* eBay Inc.	78,984	3,990
Twenty-First Century Fox Inc. Class A	117,842	3,946
Starbucks Corp.	48,338	3,938
Time Warner Inc.	59,222	3,891
Costco Wholesale Corp.	29,550	3,706
Walgreen Co.	57,704	3,416
Lowe's Cos. Inc.	71,326	3,387
TJX Cos. Inc.	46,094	2,898
Target Corp.	42,666	2,728
Time Warner Cable Inc.	19,323	2,671
McKesson Corp.	15,524	2,575
Viacom Inc. Class B	29,594	2,373
Yum! Brands Inc.	30,239	2,349
* DIRECTV	35,247	2,330
CBS Corp. Class B	38,250	2,240
Las Vegas Sands Corp.	25,089	1,798
Comcast Corp.	37,325	1,797
Cardinal Health Inc.	22,997	1,486
Whole Foods Market Inc.	25,246	1,429
Kroger Co.	33,303	1,390
Sysco Corp.	40,281	1,355
Omnicom Group Inc.	17,597	1,257
Carnival Corp.	31,990	1,155
* Bed Bath & Beyond Inc.	14,033	1,095
* AutoZone Inc.	2,296	1,060
Starwood Hotels & Resorts Worldwide Inc.	13,152	980
* Liberty Interactive Corp. Class A	33,442	939
* Liberty Media Corp. Class A	6,007	922
Wynn Resorts Ltd.	5,478	909
Gap Inc.	19,158	785
Kohl's Corp.	13,310	736
* Sirius XM Holdings Inc.	188,242	710
* Dollar General Corp.	10,934	623
Twenty-First Century Fox Inc.	14,166	468
DISH Network Corp. Class A	6,987	378
CBS Corp. Class A	458	27
Viacom Inc. Class A	4	—
		125,264
Financials (17.9%)
Wells Fargo & Co.	359,864	15,841
JPMorgan Chase & Co.	255,136	14,599
* Berkshire Hathaway Inc. Class B	122,354	14,258
Bank of America Corp.	728,254	11,521
Citigroup Inc.	195,675	10,355
Visa Inc. Class A	34,847	7,090
American Express Co.	73,136	6,275
MasterCard Inc. Class A	7,083	5,389
American International Group Inc.	100,208	4,985
US Bancorp/MN	124,603	4,887
Goldman Sachs Group Inc.	27,371	4,624
Simon Property Group Inc.	20,998	3,147
MetLife Inc.	59,566	3,109

Morgan Stanley	93,051	2,913
Capital One Financial Corp.	39,640	2,839
Prudential Financial Inc.	31,308	2,779
PNC Financial Services Group Inc.	35,955	2,767
Bank of New York Mellon Corp.	77,885	2,625
Travelers Cos. Inc.	25,276	2,294
BlackRock Inc.	7,409	2,243
ACE Ltd.	20,721	2,130
Aflac Inc.	31,489	2,090
State Street Corp.	28,717	2,085
American Tower Corporation	26,759	2,081
Charles Schwab Corp.	74,189	1,816
Marsh & McLennan Cos. Inc.	37,163	1,763
CME Group Inc./IL	21,450	1,758
Discover Financial Services	32,740	1,745
Aon plc	20,939	1,709
Allstate Corp.	31,377	1,703
Chubb Corp.	17,379	1,676
BB&T Corp.	47,743	1,659
Franklin Resources Inc.	27,954	1,548
Public Storage	9,903	1,512
Ameriprise Financial Inc.	13,417	1,452
McGraw Hill Financial Inc.	18,672	1,391
T. Rowe Price Group Inc.	16,791	1,351
SunTrust Banks Inc.	36,533	1,324
Prologis Inc.	33,934	1,287
Equity Residential	24,504	1,263
Weyerhaeuser Co.	39,316	1,185
Fifth Third Bancorp	57,937	1,177
HCP Inc.	30,918	1,137
Ventas Inc.	19,775	1,124
Invesco Ltd.	29,955	1,044
Boston Properties Inc.	10,324	1,027
Progressive Corp.	36,533	1,020
Vornado Realty Trust	11,342	997
Loews Corp.	21,002	994
Host Hotels & Resorts Inc.	50,872	937
Northern Trust Corp.	14,735	869
General Growth Properties Inc.	39,086	811
Annaly Capital Management Inc.	63,881	649
TD Ameritrade Holding Corp.	16,784	483
* Berkshire Hathaway Inc. Class A	1	175
		171,512
Health Care (12.9%)
Johnson & Johnson	191,018	18,082
Pfizer Inc.	448,769	14,239
Merck & Co. Inc.	198,311	9,882
* Gilead Sciences Inc.	103,727	7,760
Amgen Inc.	51,079	5,827
Bristol-Myers Squibb Co.	111,472	5,727
AbbVie Inc.	107,381	5,203
UnitedHealth Group Inc.	68,934	5,134
* Biogen Idec Inc.	16,119	4,690
* Celgene Corp.	27,853	4,506
Abbott Laboratories	105,186	4,017
Medtronic Inc.	67,618	3,876
* Express Scripts Holding Co.	55,180	3,716

Eli Lilly & Co.	68,717	3,451
Baxter International Inc.	36,692	2,512
Thermo Fisher Scientific Inc.	24,416	2,462
Covidien plc	31,179	2,128
Allergan Inc./United States	20,172	1,958
WellPoint Inc.	20,251	1,881
Aetna Inc.	25,221	1,738
Cigna Corp.	19,162	1,676
* Alexion Pharmaceuticals Inc.	13,248	1,649
* Regeneron Pharmaceuticals Inc.	5,253	1,544
Becton Dickinson and Co.	13,145	1,427
Stryker Corp.	19,158	1,426
St. Jude Medical Inc.	19,442	1,136
Humana Inc.	10,667	1,109
Zimmer Holdings Inc.	11,516	1,053
Zoetis Inc.	33,731	1,051
* Intuitive Surgical Inc.	2,702	1,018
HCA Holdings Inc.	21,282	988
* Actavis plc	5,566	908
		123,774
Industrials (11.5%)
General Electric Co.	690,255	18,402
United Technologies Corp.	62,134	6,888
Boeing Co.	51,150	6,867
3M Co.	46,312	6,183
Union Pacific Corp.	31,479	5,101
United Parcel Service Inc. Class B	48,946	5,011
Honeywell International Inc.	53,248	4,713
Caterpillar Inc.	43,824	3,708
Accenture plc Class A	43,770	3,391
Emerson Electric Co.	48,352	3,239
Lockheed Martin Corp.	21,753	3,082
Danaher Corp.	40,069	2,997
FedEx Corp.	20,355	2,823
Automatic Data Processing Inc.	32,697	2,616
Precision Castparts Corp.	9,853	2,547
Eaton Corp. plc	32,143	2,336
Illinois Tool Works Inc.	28,748	2,288
Deere & Co.	25,952	2,186
General Dynamics Corp.	22,552	2,067
Raytheon Co.	21,876	1,940
CSX Corp.	69,098	1,884
Norfolk Southern Corp.	21,179	1,857
Northrop Grumman Corp.	15,583	1,756
Cummins Inc.	12,698	1,681
TE Connectivity Ltd.	28,011	1,477
Waste Management Inc.	30,248	1,382
PACCAR Inc.	24,059	1,379
Ingersoll-Rand plc	18,743	1,339
Agilent Technologies Inc.	22,483	1,204
Tyco International Ltd.	31,338	1,195
Parker Hannifin Corp.	10,092	1,189
Rockwell Automation Inc.	9,389	1,066
Dover Corp.	11,598	1,052
Paychex Inc.	22,397	979
* LinkedIn Corp. Class A	3,341	748
Republic Services Inc. Class A	18,329	640

	Xerox Corp.	39,344	448
	Fluor Corp.	5,510	429
			110,090
Oil & Gas (10.6%)
	Exxon Mobil Corp.	298,327	27,888
	Chevron Corp.	130,911	16,029
	Schlumberger Ltd.	89,732	7,934
	ConocoPhillips	82,840	6,031
	Occidental Petroleum Corp.	54,696	5,194
	Halliburton Co.	58,765	3,096
	EOG Resources Inc.	18,502	3,053
	Anadarko Petroleum Corp.	34,115	3,030
	Phillips 66	41,503	2,889
	Apache Corp.	26,418	2,417
	National Oilwell Varco Inc.	28,889	2,354
	Marathon Petroleum Corp.	21,238	1,757
	Marathon Oil Corp.	47,949	1,728
	Noble Energy Inc.	24,400	1,714
	Baker Hughes Inc.	30,082	1,713
	Valero Energy Corp.	36,787	1,682
	Pioneer Natural Resources Co.	9,362	1,664
	Williams Cos. Inc.	46,199	1,627
	Kinder Morgan Inc./DE	45,553	1,619
	Hess Corp.	19,885	1,613
	Devon Energy Corp.	26,078	1,581
	Chesapeake Energy Corp.	40,467	1,087
	Ensco plc Class A	15,730	929
*	Cameron International Corp.	16,746	928
*	Southwestern Energy Co.	23,696	916
*	FMC Technologies Inc.	15,990	769
*	Weatherford International Ltd./Switzerland	23,309	365
*	Continental Resources Inc./OK	3,186	343
	Noble Corp. plc	8,478	323
			102,273
Technology (16.2%)
	Apple Inc.	61,571	34,238
*	Google Inc. Class A	18,566	19,672
	Microsoft Corp.	508,161	19,376
	International Business Machines Corp.	74,278	13,346
	QUALCOMM Inc.	116,289	8,557
	Oracle Corp.	235,420	8,308
	Intel Corp.	337,441	8,045
	Cisco Systems Inc.	361,906	7,691
*	Facebook Inc. Class A	116,952	5,498
	Hewlett-Packard Co.	130,760	3,576
	EMC Corp./MA	141,102	3,365
	Texas Instruments Inc.	74,470	3,202
*	Yahoo! Inc.	62,281	2,303
*	Cognizant Technology Solutions Corp. Class A	20,377	1,913
*	Salesforce.com Inc.	36,415	1,897
*	Adobe Systems Inc.	32,418	1,841
	Corning Inc.	98,928	1,690
	Intuit Inc.	19,059	1,415
	Applied Materials Inc.	81,551	1,411
	Motorola Solutions Inc.	16,308	1,074
	Symantec Corp.	47,446	1,067

Analog Devices Inc.			21,073	1,016
NetApp Inc.			23,189	957
Broadcom Corp. Class A			35,708	953
* Citrix Systems Inc.			12,686	753
CA Inc.			21,444	708
Altera Corp.			21,596	696
* VMware Inc. Class A			5,646	455
* Juniper Networks Inc.			16,237	329
* Twitter Inc.			5,537	230
				155,582
Telecommunications (2.7%)
AT&T Inc.			359,951	12,674
Verizon Communications Inc.			193,804	9,617
* Crown Castle International Corp.			22,257	1,652
CenturyLink Inc.			40,730	1,250
* Sprint Corp.			52,870	444
T-Mobile US Inc.			8,116	211
				25,848
Utilities (2.6%)
Duke Energy Corp.			47,854	3,348
Dominion Resources Inc./VA			39,170	2,543
NextEra Energy Inc.			28,743	2,431
Southern Co.			59,225	2,406
Exelon Corp.			58,118	1,564
American Electric Power Co. Inc.			33,102	1,558
Spectra Energy Corp.			45,270	1,519
Sempra Energy			15,843	1,401
PPL Corp.			43,014	1,321
PG&E Corp.			30,137	1,217
Public Service Enterprise Group Inc.			34,110	1,115
Consolidated Edison Inc.			19,919	1,100
Edison International			21,947	1,014
Xcel Energy Inc.			33,528	939
FirstEnergy Corp.			28,475	929
Entergy Corp.			12,055	746
				25,151
Total Common Stocks (Cost $700,515)				958,908
			Face
		Maturity	Amount
	Coupon	Date	($000)
Temporary Cash Investments (0.0%)[1]
U.S. Government and Agency Obligations (0.0%)
[2,3] Federal Home Loan Bank Discount Notes	0.090%	2/21/14	100	100
Total Temporary Cash Investments (Cost $100)				100
Total Investments (99.9%) (Cost $700,615)				959,008
Other Assets and Liabilities-Net (0.1%)				1,093
Net Assets (100%)				960,101

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.0%, respectively, of net assets.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

Vanguard Mega Cap Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	958,908	—	—
Temporary Cash Investments	—	100	—
Total	958,908	100	—

C. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Vanguard Mega Cap Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	December 2013	8	722	42
S&P 500 Index	December 2013	1	451	27

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2013, the cost of investment securities for tax purposes was $700,615,000. Net unrealized appreciation of investment securities for tax purposes was $258,393,000, consisting of unrealized gains of $266,385,000 on securities that had risen in value since their purchase and $7,992,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap Growth Index Fund

Schedule of Investments
As of November 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Basic Materials (1.7%)
Praxair Inc.	56,538	7,139
Ecolab Inc.	51,832	5,555
PPG Industries Inc.	25,958	4,778
Mosaic Co.	54,101	2,591
		20,063
Consumer Goods (9.7%)
Coca-Cola Co.	763,950	30,703
Philip Morris International Inc.	294,474	25,189
Colgate-Palmolive Co.	177,715	11,695
Monsanto Co.	101,963	11,556
NIKE Inc. Class B	136,257	10,783
VF Corp.	16,866	3,956
Lorillard Inc.	71,674	3,679
Estee Lauder Cos. Inc. Class A	45,679	3,424
Mead Johnson Nutrition Co.	38,680	3,269
Coach Inc.	54,091	3,132
Hershey Co.	28,018	2,715
Stanley Black & Decker Inc.	30,673	2,497
Brown-Forman Corp. Class B	19,835	1,488
* Tesla Motors Inc.	7,575	964
		115,050
Consumer Services (21.1%)
* Amazon.com Inc.	69,985	27,547
Comcast Corp. Class A	459,626	22,922
Home Depot Inc.	274,286	22,127
Walt Disney Co.	307,869	21,717
McDonald's Corp.	191,391	18,636
* priceline.com Inc.	9,852	11,747
* eBay Inc.	222,884	11,260
Starbucks Corp.	136,731	11,138
Costco Wholesale Corp.	83,687	10,497
Twenty-First Century Fox Inc. Class A	287,053	9,613
TJX Cos. Inc.	129,912	8,169
Time Warner Cable Inc.	54,633	7,551
Viacom Inc. Class B	83,284	6,677
Yum! Brands Inc.	85,350	6,630
* DIRECTV	99,694	6,591
CBS Corp. Class B	109,576	6,417
Las Vegas Sands Corp.	70,842	5,078
Lowe's Cos. Inc.	100,915	4,791
Whole Foods Market Inc.	71,252	4,033
* Bed Bath & Beyond Inc.	39,634	3,093
* AutoZone Inc.	6,470	2,987
Twenty-First Century Fox Inc.	85,812	2,834
Starwood Hotels & Resorts Worldwide Inc.	37,309	2,779
* Liberty Interactive Corp. Class A	94,232	2,646
Wynn Resorts Ltd.	15,442	2,561
Gap Inc.	53,740	2,202

* Sirius XM Holdings Inc.	536,125	2,021
Comcast Corp.	41,165	1,982
* Dollar General Corp.	30,928	1,761
* Liberty Media Corp. Class A	8,423	1,293
DISH Network Corp. Class A	19,892	1,077
Viacom Inc. Class A	72	6
CBS Corp. Class A	57	3
		250,386
Financials (11.1%)
Visa Inc. Class A	98,538	20,049
American Express Co.	206,632	17,729
MasterCard Inc. Class A	19,985	15,205
Simon Property Group Inc.	59,423	8,905
BlackRock Inc.	20,881	6,322
American Tower Corporation	75,682	5,886
Charles Schwab Corp.	208,903	5,114
Marsh & McLennan Cos. Inc.	105,110	4,987
Franklin Resources Inc.	78,995	4,375
Public Storage	27,968	4,271
McGraw Hill Financial Inc.	52,769	3,931
T. Rowe Price Group Inc.	47,337	3,809
Prologis Inc.	95,346	3,616
Equity Residential	68,929	3,553
Weyerhaeuser Co.	111,429	3,357
HCP Inc.	87,375	3,213
Ventas Inc.	56,171	3,192
Invesco Ltd.	84,944	2,960
Boston Properties Inc.	29,150	2,900
Vornado Realty Trust	32,261	2,837
Host Hotels & Resorts Inc.	143,902	2,649
General Growth Properties Inc.	111,140	2,306
		131,166
Health Care (9.8%)
* Gilead Sciences Inc.	293,101	21,927
Amgen Inc.	144,291	16,461
AbbVie Inc.	303,347	14,697
* Biogen Idec Inc.	45,470	13,230
* Celgene Corp.	78,819	12,751
* Express Scripts Holding Co.	155,769	10,491
Allergan Inc./United States	56,718	5,504
* Alexion Pharmaceuticals Inc.	37,428	4,660
* Regeneron Pharmaceuticals Inc.	14,799	4,349
Stryker Corp.	54,348	4,045
Zoetis Inc.	95,899	2,987
* Intuitive Surgical Inc.	7,615	2,870
* Actavis plc	15,838	2,583
		116,555
Industrials (10.0%)
Boeing Co.	144,539	19,404
3M Co.	130,880	17,474
Union Pacific Corp.	88,829	14,394
United Parcel Service Inc. Class B	138,187	14,148
Accenture plc Class A	123,362	9,557
Danaher Corp.	113,097	8,460
Automatic Data Processing Inc.	92,337	7,389
Precision Castparts Corp.	27,845	7,196

	Cummins Inc.	35,948	4,758
	PACCAR Inc.	67,712	3,880
	Agilent Technologies Inc.	63,418	3,397
	Rockwell Automation Inc.	26,526	3,013
	Paychex Inc.	63,116	2,760
*	LinkedIn Corp. Class A	9,526	2,134
			117,964
Oil & Gas (7.3%)
	Schlumberger Ltd.	253,406	22,406
	Halliburton Co.	166,034	8,747
	EOG Resources Inc.	52,175	8,609
	Anadarko Petroleum Corp.	96,155	8,540
	National Oilwell Varco Inc.	81,734	6,661
	Noble Energy Inc.	68,604	4,819
	Pioneer Natural Resources Co.	26,554	4,720
	Williams Cos. Inc.	130,636	4,601
	Kinder Morgan Inc./DE	128,777	4,577
	Ensco plc Class A	44,814	2,648
*	Cameron International Corp.	47,128	2,610
*	Southwestern Energy Co.	67,427	2,607
*	FMC Technologies Inc.	45,428	2,185
*	Weatherford International Ltd./Switzerland	66,363	1,039
*	Continental Resources Inc./OK	8,821	948
	Noble Corp. plc	24,263	925
			86,642
Technology (28.9%)
	Apple Inc.	173,942	96,724
*	Google Inc. Class A	52,448	55,573
	International Business Machines Corp.	209,747	37,687
	QUALCOMM Inc.	328,497	24,171
	Oracle Corp.	664,997	23,468
	Intel Corp.	953,887	22,741
*	Facebook Inc. Class A	330,649	15,544
	EMC Corp./MA	398,069	9,494
	Texas Instruments Inc.	210,623	9,057
*	Yahoo! Inc.	175,685	6,497
*	Cognizant Technology Solutions Corp. Class A	57,586	5,407
*	Salesforce.com Inc.	102,677	5,348
*	Adobe Systems Inc.	91,258	5,182
	Intuit Inc.	53,863	3,998
	Applied Materials Inc.	230,026	3,979
	Motorola Solutions Inc.	45,824	3,019
	Analog Devices Inc.	59,466	2,867
	NetApp Inc.	65,208	2,690
*	Citrix Systems Inc.	35,885	2,129
	Altera Corp.	61,280	1,976
	Broadcom Corp. Class A	50,751	1,354
*	VMware Inc. Class A	16,112	1,299
*	Juniper Networks Inc.	46,168	936
*	Twitter Inc.	15,634	650
			341,790
Telecommunications (0.4%)
*	Crown Castle International Corp.	62,942	4,672

Total Investments (100.0%) (Cost $887,037)			1,184,288

Other Assets and Liabilities-Net (0.0%)	376
Net Assets (100%)	1,184,664
* Non-income-producing security.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Mega Cap Growth Index Fund

At November 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	December 2013	4	361	(1)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2013, the cost of investment securities for tax purposes was $887,037,000. Net unrealized appreciation of investment securities for tax purposes was $297,251,000, consisting of unrealized gains of $303,490,000 on securities that had risen in value since their purchase and $6,239,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap Value Index Fund

Schedule of Investments
As of November 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (3.1%)
EI du Pont de Nemours & Co.	95,755	5,877
Dow Chemical Co.	125,502	4,902
Freeport-McMoRan Copper & Gold Inc.	107,398	3,726
LyondellBasell Industries NV Class A	46,991	3,627
Air Products & Chemicals Inc.	21,740	2,366
International Paper Co.	46,137	2,152
Nucor Corp.	32,977	1,684
Newmont Mining Corp.	51,059	1,268
		25,602
Consumer Goods (10.1%)
Procter & Gamble Co.	283,807	23,902
PepsiCo Inc.	159,878	13,503
Altria Group Inc.	207,816	7,685
Ford Motor Co.	400,672	6,843
Mondelez International Inc. Class A	184,563	6,188
Kimberly-Clark Corp.	39,654	4,329
Johnson Controls Inc.	70,808	3,577
General Mills Inc.	66,445	3,351
* General Motors Co.	85,949	3,329
Kraft Foods Group Inc.	61,650	3,275
Archer-Daniels-Midland Co.	68,261	2,748
Kellogg Co.	30,102	1,825
Reynolds American Inc.	33,845	1,707
Activision Blizzard Inc.	46,043	792
Campbell Soup Co.	19,533	757
		83,811
Consumer Services (6.8%)
Wal-Mart Stores Inc.	168,666	13,664
CVS Caremark Corp.	127,253	8,521
Time Warner Inc.	90,589	5,953
Walgreen Co.	88,213	5,222
Target Corp.	65,461	4,185
McKesson Corp.	23,680	3,928
Lowe's Cos. Inc.	54,453	2,585
Cardinal Health Inc.	35,122	2,269
Kroger Co.	50,912	2,125
Sysco Corp.	61,435	2,066
Omnicom Group Inc.	27,013	1,930
Carnival Corp.	49,011	1,770
Kohl's Corp.	20,330	1,124
* Liberty Media Corp. Class A	4,618	709
		56,051
Financials (23.1%)
Wells Fargo & Co.	550,251	24,222
JPMorgan Chase & Co.	390,057	22,319
* Berkshire Hathaway Inc. Class B	187,908	21,897
Bank of America Corp.	1,113,527	17,616
Citigroup Inc.	299,473	15,848

American International Group Inc.	152,928	7,608
US Bancorp/MN	190,467	7,470
Goldman Sachs Group Inc.	41,896	7,078
MetLife Inc.	90,977	4,748
Morgan Stanley	142,184	4,450
Capital One Financial Corp.	60,768	4,353
Prudential Financial Inc.	47,937	4,255
PNC Financial Services Group Inc.	55,151	4,244
Bank of New York Mellon Corp.	119,411	4,024
Travelers Cos. Inc.	38,718	3,513
ACE Ltd.	31,819	3,270
Aflac Inc.	48,148	3,196
State Street Corp.	43,967	3,192
CME Group Inc./IL	32,842	2,691
Discover Financial Services	50,103	2,671
Allstate Corp.	47,989	2,604
Aon plc	31,806	2,597
Chubb Corp.	26,432	2,549
BB&T Corp.	72,851	2,531
Ameriprise Financial Inc.	20,557	2,225
SunTrust Banks Inc.	55,635	2,016
Fifth Third Bancorp	88,402	1,796
Progressive Corp.	56,058	1,566
Loews Corp.	32,023	1,516
Northern Trust Corp.	22,457	1,325
Annaly Capital Management Inc.	97,814	994
TD Ameritrade Holding Corp.	25,554	736
* Berkshire Hathaway Inc. Class A	1	175
		191,295
Health Care (15.3%)
Johnson & Johnson	292,202	27,660
Pfizer Inc.	686,264	21,775
Merck & Co. Inc.	303,291	15,113
Bristol-Myers Squibb Co.	170,742	8,773
UnitedHealth Group Inc.	105,332	7,845
Abbott Laboratories	161,013	6,149
Medtronic Inc.	103,333	5,923
Eli Lilly & Co.	105,079	5,277
Baxter International Inc.	56,200	3,847
Thermo Fisher Scientific Inc.	37,392	3,771
Covidien plc	47,647	3,252
WellPoint Inc.	31,082	2,887
Aetna Inc.	38,540	2,657
Cigna Corp.	29,280	2,561
Becton Dickinson and Co.	20,178	2,191
St. Jude Medical Inc.	29,733	1,737
Humana Inc.	16,246	1,689
Zimmer Holdings Inc.	17,627	1,611
HCA Holdings Inc.	32,401	1,504
		126,222
Industrials (12.6%)
General Electric Co.	1,055,614	28,143
United Technologies Corp.	95,067	10,539
Honeywell International Inc.	81,374	7,202
Caterpillar Inc.	67,190	5,684
Emerson Electric Co.	74,118	4,965

Lockheed Martin Corp.	33,231	4,708
FedEx Corp.	31,152	4,321
Eaton Corp. plc	49,039	3,563
Illinois Tool Works Inc.	44,098	3,509
Deere & Co.	39,737	3,347
General Dynamics Corp.	34,572	3,169
Raytheon Co.	33,537	2,974
CSX Corp.	105,440	2,875
Norfolk Southern Corp.	32,351	2,837
Northrop Grumman Corp.	23,855	2,688
TE Connectivity Ltd.	42,815	2,257
Waste Management Inc.	46,057	2,104
Ingersoll-Rand plc	28,742	2,053
Tyco International Ltd.	47,901	1,827
Parker Hannifin Corp.	15,435	1,819
Dover Corp.	17,716	1,608
Republic Services Inc. Class A	28,238	986
Xerox Corp.	60,287	686
Fluor Corp.	8,479	660
		104,524
Oil & Gas (13.3%)
Exxon Mobil Corp.	456,328	42,657
Chevron Corp.	200,257	24,519
ConocoPhillips	126,841	9,234
Occidental Petroleum Corp.	83,579	7,937
Phillips 66	63,233	4,402
Apache Corp.	40,361	3,693
Marathon Petroleum Corp.	32,522	2,691
Marathon Oil Corp.	73,470	2,648
Baker Hughes Inc.	45,904	2,615
Valero Energy Corp.	56,088	2,564
Hess Corp.	30,203	2,450
Devon Energy Corp.	39,998	2,425
Chesapeake Energy Corp.	62,030	1,667
		109,502
Technology (6.4%)
Microsoft Corp.	777,103	29,631
Cisco Systems Inc.	554,025	11,773
Hewlett-Packard Co.	199,783	5,464
Corning Inc.	151,008	2,579
Symantec Corp.	72,376	1,628
CA Inc.	32,982	1,089
Broadcom Corp. Class A	27,400	731
		52,895
Telecommunications (4.5%)
AT&T Inc.	550,353	19,378
Verizon Communications Inc.	296,690	14,722
CenturyLink Inc.	62,208	1,910
* Sprint Corp.	80,707	677
T-Mobile US Inc.	12,415	323
		37,010
Utilities (4.7%)
Duke Energy Corp.	73,197	5,121
Dominion Resources Inc./VA	59,922	3,890
NextEra Energy Inc.	44,052	3,726
Southern Co.	90,698	3,685

Exelon Corp.			88,716	2,387
American Electric Power Co. Inc.			50,320	2,368
Spectra Energy Corp.			69,304	2,325
Sempra Energy			24,055	2,128
PPL Corp.			65,415	2,009
PG&E Corp.			46,130	1,862
Public Service Enterprise Group Inc.			52,412	1,713
Consolidated Edison Inc.			30,312	1,674
Edison International			33,848	1,564
Xcel Energy Inc.			51,543	1,444
FirstEnergy Corp.			43,362	1,415
Entergy Corp.			18,456	1,142
				38,453
Total Common Stocks (Cost $653,940)				825,365
			Face
		Maturity	Amount
	Coupon	Date	($000)
Temporary Cash Investments (0.0%)[1]
U.S. Government and Agency Obligations (0.0%)
[2,3] Freddie Mac Discount Notes	0.080%	2/10/14	100	100
Total Temporary Cash Investments (Cost $100)				100
Total Investments (99.9%) (Cost $654,040)				825,465
Other Assets and Liabilities-Net (0.1%)				1,057
Net Assets (100%)				826,522

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Mega Cap Value Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	825,365	—	—
Temporary Cash Investments	—	100	—
Total	825,365	100	—

C. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short )	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	December 2013	11	992	64

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Mega Cap Value Index Fund

D. At November 30, 2013, the cost of investment securities for tax purposes was $654,040,000. Net unrealized appreciation of investment securities for tax purposes was $171,425,000, consisting of unrealized gains of $178,744,000 on securities that had risen in value since their purchase and $7,319,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Extended Duration Treasury Index Fund

Schedule of Investments
As of November 30, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (100.1%)
U.S. Government Securities (100.1%)
United States Treasury Strip Coupon	0.000%	2/15/34	34,615	15,776
United States Treasury Strip Coupon	0.000%	5/15/34	34,700	15,641
United States Treasury Strip Coupon	0.000%	8/15/34	33,315	14,857
United States Treasury Strip Coupon	0.000%	11/15/34	33,720	14,867
United States Treasury Strip Coupon	0.000%	2/15/35	32,195	14,038
United States Treasury Strip Coupon	0.000%	5/15/35	34,665	14,947
United States Treasury Strip Coupon	0.000%	8/15/35	34,580	14,764
United States Treasury Strip Coupon	0.000%	11/15/35	33,215	14,010
United States Treasury Strip Coupon	0.000%	2/15/36	35,225	14,707
United States Treasury Strip Coupon	0.000%	5/15/36	35,550	14,689
United States Treasury Strip Coupon	0.000%	8/15/36	34,500	14,074
United States Treasury Strip Coupon	0.000%	11/15/36	31,290	12,625
United States Treasury Strip Coupon	0.000%	2/15/37	31,850	12,717
United States Treasury Strip Coupon	0.000%	5/15/37	38,800	15,322
United States Treasury Strip Coupon	0.000%	8/15/37	30,940	12,077
United States Treasury Strip Coupon	0.000%	11/15/37	33,195	12,817
United States Treasury Strip Coupon	0.000%	2/15/38	34,315	13,095
United States Treasury Strip Coupon	0.000%	5/15/38	34,280	12,934
United States Treasury Strip Coupon	0.000%	8/15/38	33,370	12,447
United States Treasury Strip Coupon	0.000%	11/15/38	34,300	12,647
United States Treasury Strip Coupon	0.000%	2/15/39	34,500	12,568
United States Treasury Strip Coupon	0.000%	5/15/39	34,650	12,491
United States Treasury Strip Coupon	0.000%	8/15/39	35,075	12,499
United States Treasury Strip Coupon	0.000%	11/15/39	31,815	11,206
United States Treasury Strip Coupon	0.000%	2/15/40	34,500	12,011
United States Treasury Strip Coupon	0.000%	5/15/40	31,675	10,902
United States Treasury Strip Coupon	0.000%	8/15/40	35,550	12,106
United States Treasury Strip Coupon	0.000%	11/15/40	30,020	10,103
United States Treasury Strip Coupon	0.000%	2/15/41	36,650	12,191
United States Treasury Strip Coupon	0.000%	5/15/41	36,500	12,008
United States Treasury Strip Coupon	0.000%	8/15/41	34,500	11,211
United States Treasury Strip Coupon	0.000%	11/15/41	34,700	11,145
United States Treasury Strip Coupon	0.000%	2/15/42	37,400	11,877
United States Treasury Strip Coupon	0.000%	5/15/42	33,975	10,659
United States Treasury Strip Coupon	0.000%	8/15/42	40,300	12,487
United States Treasury Strip Coupon	0.000%	11/15/42	42,900	13,146
United States Treasury Strip Coupon	0.000%	2/15/43	39,315	11,906
United States Treasury Strip Coupon	0.000%	5/15/43	25,450	7,642
United States Treasury Strip Coupon	0.000%	8/15/43	6,050	1,808
United States Treasury Strip Coupon	0.000%	11/15/43	50	14
United States Treasury Strip Principal	0.000%	2/15/36	33,790	14,372
United States Treasury Strip Principal	0.000%	2/15/37	31,850	12,921
United States Treasury Strip Principal	0.000%	5/15/37	29,545	11,815
United States Treasury Strip Principal	0.000%	2/15/38	29,500	11,429
United States Treasury Strip Principal	0.000%	5/15/38	28,145	10,776
United States Treasury Strip Principal	0.000%	2/15/39	27,865	10,314
United States Treasury Strip Principal	0.000%	5/15/39	34,235	12,526
United States Treasury Strip Principal	0.000%	8/15/39	30,830	11,193
United States Treasury Strip Principal	0.000%	11/15/39	34,825	12,459

United States Treasury Strip Principal	0.000%	2/15/40	34,575	12,255
United States Treasury Strip Principal	0.000%	5/15/40	34,400	12,030
United States Treasury Strip Principal	0.000%	8/15/40	32,050	11,080
United States Treasury Strip Principal	0.000%	11/15/40	36,655	12,512
United States Treasury Strip Principal	0.000%	2/15/41	31,845	10,779
United States Treasury Strip Principal	0.000%	5/15/41	43,455	14,497
United States Treasury Strip Principal	0.000%	8/15/41	32,695	10,762
United States Treasury Strip Principal	0.000%	11/15/41	32,175	10,427
United States Treasury Strip Principal	0.000%	2/15/42	36,425	11,671
United States Treasury Strip Principal	0.000%	5/15/42	35,785	11,320
United States Treasury Strip Principal	0.000%	8/15/42	39,470	12,315
United States Treasury Strip Principal	0.000%	11/15/42	47,575	14,664
United States Treasury Strip Principal	0.000%	2/15/43	48,190	14,696
United States Treasury Strip Principal	0.000%	5/15/43	55,680	16,759
United States Treasury Strip Principal	0.000%	8/15/43	42,000	12,492
United States Treasury Strip Principal	0.000%	11/15/43	16,400	4,827
Total U.S. Government and Agency Obligations (Cost $816,980)				789,922
				Market
				Value
			Shares	($000)
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund (Cost $64)	0.127%		63,972	64

Total Investments (100.1%) (Cost $817,044)				789,986
Other Assets and Liabilities-Net (-0.1%)				(581)
Net Assets (100%)				789,405

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Extended Duration Treasury Index Fund

The following table summarizes the market value of the fund's investments as of November 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	789,922	—
Temporary Cash Investments	64	—	—
Total	64	789,922	—

C. At November 30, 2013, the cost of investment securities for tax purposes was $817,044,000. Net unrealized depreciation of investment securities for tax purposes was $27,058,000, consisting of unrealized gains of $19,666,000 on securities that had risen in value since their purchase and $46,724,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Discretionary Index Fund

Schedule of Investments
As of November 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Auto Components (4.5%)
Johnson Controls Inc.	356,407	18,002
Delphi Automotive plc	153,549	8,990
BorgWarner Inc.	59,685	6,396
* TRW Automotive Holdings Corp.	60,711	4,711
Autoliv Inc.	49,667	4,612
Lear Corp.	39,701	3,292
Goodyear Tire & Rubber Co.	127,653	2,842
Gentex Corp.	74,824	2,231
* Visteon Corp.	23,470	1,846
* Tenneco Inc.	31,982	1,836
Dana Holding Corp.	76,127	1,544
Allison Transmission Holdings Inc.	38,270	1,042
Cooper Tire & Rubber Co.	32,000	787
Dorman Products Inc.	15,583	776
* American Axle & Manufacturing Holdings Inc.	35,557	711
Drew Industries Inc.	11,298	612
* Gentherm Inc.	17,247	417
* Federal-Mogul Corp.	19,952	409
Standard Motor Products Inc.	10,404	361
* Modine Manufacturing Co.	23,816	316
Superior Industries International Inc.	11,732	232
* Tower International Inc.	9,653	207
* Stoneridge Inc.	13,533	175
* Fuel Systems Solutions Inc.	7,313	100
		62,447
Automobiles (4.8%)
Ford Motor Co.	1,914,564	32,701
* General Motors Co.	505,065	19,561
Harley-Davidson Inc.	116,253	7,791
* Tesla Motors Inc.	44,150	5,620
Thor Industries Inc.	23,415	1,266
		66,939
Distributors (1.0%)
Genuine Parts Co.	80,689	6,684
* LKQ Corp.	155,736	5,163
Pool Corp.	24,165	1,354
Core-Mark Holding Co. Inc.	5,858	433
Weyco Group Inc.	3,238	95
		13,729
Diversified Consumer Services (1.4%)
H&R Block Inc.	142,631	3,978
Service Corp. International	110,698	2,000
Sotheby's	35,610	1,825
* Apollo Education Group Inc.	52,759	1,387
DeVry Education Group Inc.	29,829	1,060
* Grand Canyon Education Inc.	22,988	1,047
* Outerwall Inc.	14,657	1,003
Hillenbrand Inc.	32,881	924

Matthews International Corp. Class A	14,488	611
Stewart Enterprises Inc. Class A	40,584	538
* Ascent Capital Group Inc. Class A	6,140	528
Regis Corp.	30,512	488
Weight Watchers International Inc.	14,480	469
* Bright Horizons Family Solutions Inc.	11,781	411
* LifeLock Inc.	23,699	408
* Capella Education Co.	6,136	403
* Steiner Leisure Ltd.	6,727	398
* American Public Education Inc.	8,427	381
* ITT Educational Services Inc.	8,760	342
* K12 Inc.	13,312	280
* Strayer Education Inc.	5,695	212
* Bridgepoint Education Inc.	10,676	197
* Career Education Corp.	31,672	160
Universal Technical Institute Inc.	10,945	159
		19,209
Hotels, Restaurants & Leisure (15.2%)
McDonald's Corp.	520,665	50,697
Starbucks Corp.	391,113	31,860
Yum! Brands Inc.	232,490	18,060
Las Vegas Sands Corp.	214,373	15,366
* Chipotle Mexican Grill Inc. Class A	16,075	8,421
Starwood Hotels & Resorts Worldwide Inc.	101,645	7,571
Carnival Corp.	200,478	7,239
Wynn Resorts Ltd.	42,114	6,985
Marriott International Inc. Class A	126,546	5,950
Wyndham Worldwide Corp.	68,993	4,947
* MGM Resorts International	203,284	3,901
Darden Restaurants Inc.	67,916	3,622
Royal Caribbean Cruises Ltd.	79,777	3,514
Dunkin' Brands Group Inc.	55,121	2,700
* Panera Bread Co. Class A	14,536	2,571
International Game Technology	135,899	2,377
Domino's Pizza Inc.	28,840	1,994
Brinker International Inc.	34,355	1,616
* Bally Technologies Inc.	20,361	1,518
* Buffalo Wild Wings Inc.	9,733	1,462
SeaWorld Entertainment Inc.	48,436	1,444
Vail Resorts Inc.	18,608	1,410
Six Flags Entertainment Corp.	36,941	1,375
Wendy's Co.	152,898	1,316
Cheesecake Factory Inc.	26,670	1,300
Cracker Barrel Old Country Store Inc.	10,673	1,158
* Hyatt Hotels Corp. Class A	22,822	1,104
* Jack in the Box Inc.	21,820	1,033
* Life Time Fitness Inc.	21,268	1,032
Texas Roadhouse Inc. Class A	33,216	929
* Norwegian Cruise Line Holdings Ltd.	26,477	903
Bob Evans Farms Inc.	14,602	812
Choice Hotels International Inc.	17,015	795
Burger King Worldwide Inc.	37,108	786
* Krispy Kreme Doughnuts Inc.	30,950	786
* Pinnacle Entertainment Inc.	30,103	757
* Orient-Express Hotels Ltd. Class A	49,096	723
Papa John's International Inc.	8,423	715
DineEquity Inc.	8,435	710

* Bloomin' Brands Inc.	26,045	682
* Churchill Downs Inc.	7,020	631
* Fiesta Restaurant Group Inc.	12,308	603
* Marriott Vacations Worldwide Corp.	11,338	592
* Red Robin Gourmet Burgers Inc.	7,155	570
* Sonic Corp.	28,031	555
* AFC Enterprises Inc.	12,644	551
* Penn National Gaming Inc.	35,029	506
* Caesars Entertainment Corp.	24,671	504
Interval Leisure Group Inc.	18,497	495
International Speedway Corp. Class A	13,904	477
* Scientific Games Corp. Class A	25,214	453
* Multimedia Games Holding Co. Inc.	15,029	436
* Boyd Gaming Corp.	37,835	433
CEC Entertainment Inc.	8,680	416
* BJ's Restaurants Inc.	12,829	380
* Extended Stay America Inc.	14,568	367
* Biglari Holdings Inc.	696	338
* Denny's Corp.	46,297	333
Ruth's Hospitality Group Inc.	18,187	262
* Chuy's Holdings Inc.	7,374	257
* Ruby Tuesday Inc.	28,082	198
* Del Frisco's Restaurant Group Inc.	9,198	195
* Bravo Brio Restaurant Group Inc.	9,178	147
Marcus Corp.	9,905	145
Speedway Motorsports Inc.	6,716	135
* Noodles & Co.	2,999	122
* Isle of Capri Casinos Inc.	11,008	89
Einstein Noah Restaurant Group Inc.	5,358	86
* Ignite Restaurant Group Inc.	4,821	60
		212,477
Household Durables (3.9%)
Whirlpool Corp.	41,321	6,312
Newell Rubbermaid Inc.	149,454	4,536
* Mohawk Industries Inc.	32,228	4,513
* Jarden Corp.	62,660	3,524
PulteGroup Inc.	181,356	3,402
Lennar Corp. Class A	84,529	3,023
DR Horton Inc.	150,775	2,997
Garmin Ltd.	60,754	2,950
Harman International Industries Inc.	35,620	2,887
* Toll Brothers Inc.	83,782	2,857
Tupperware Brands Corp.	26,789	2,447
Leggett & Platt Inc.	73,634	2,224
* NVR Inc.	2,281	2,213
* Tempur Sealy International Inc.	31,567	1,611
Ryland Group Inc.	24,250	958
La-Z-Boy Inc.	27,421	802
* Meritage Homes Corp.	18,110	789
* Helen of Troy Ltd.	16,042	781
KB Home	40,217	705
* Standard Pacific Corp.	80,196	656
MDC Holdings Inc.	20,672	625
* iRobot Corp.	13,827	459
Ethan Allen Interiors Inc.	13,782	426
* Taylor Morrison Home Corp. Class A	17,058	373
* Hovnanian Enterprises Inc. Class A	58,562	300

* Beazer Homes USA Inc.	13,908	289
* Universal Electronics Inc.	7,591	289
* Cavco Industries Inc.	4,212	284
* M/I Homes Inc.	12,134	267
* Libbey Inc.	9,743	224
* TRI Pointe Homes Inc.	9,022	179
NACCO Industries Inc. Class A	2,459	159
* William Lyon Homes Class A	7,170	156
CSS Industries Inc.	4,261	133
		54,350
Internet & Catalog Retail (10.2%)
* Amazon.com Inc.	190,371	74,934
* priceline.com Inc.	26,825	31,984
* Netflix Inc.	27,623	10,104
* Liberty Interactive Corp. Class A	256,205	7,194
* TripAdvisor Inc.	60,805	5,370
Expedia Inc.	57,637	3,671
* Liberty Ventures Class A	18,343	2,230
* Groupon Inc.	223,840	2,026
HSN Inc.	19,282	1,107
* Shutterfly Inc.	19,608	926
* HomeAway Inc.	18,177	663
Nutrisystem Inc.	15,048	296
* FTD Cos. Inc.	8,734	288
* Blue Nile Inc.	6,147	283
* Overstock.com Inc.	9,017	252
PetMed Express Inc.	10,111	160
* Orbitz Worldwide Inc.	15,107	105
* Vitacost.com Inc.	11,313	65
		141,658
Leisure Equipment & Products (1.5%)
Mattel Inc.	179,463	8,304
Polaris Industries Inc.	33,930	4,529
Hasbro Inc.	60,763	3,270
Brunswick Corp.	47,213	2,158
Sturm Ruger & Co. Inc.	10,054	773
* Winnebago Industries Inc.	14,320	443
Arctic Cat Inc.	7,196	405
* Smith & Wesson Holding Corp.	32,525	384
Callaway Golf Co.	35,657	289
* LeapFrog Enterprises Inc.	32,739	282
* Black Diamond Inc.	11,592	155
		20,992
Media (26.7%)
Walt Disney Co.	883,913	62,351
Comcast Corp. Class A	1,065,975	53,160
Time Warner Inc.	478,875	31,467
Twenty-First Century Fox Inc. Class A	839,996	28,131
Time Warner Cable Inc.	148,928	20,585
* DIRECTV	271,750	17,965
Viacom Inc. Class B	221,827	17,784
CBS Corp. Class B	294,715	17,258
Comcast Corp.	296,299	14,267
Omnicom Group Inc.	135,756	9,700
* Liberty Global plc Class A	110,612	9,492
* Liberty Media Corp. Class A	49,024	7,523

* Liberty Global plc	86,426	7,039
* Discovery Communications Inc. Class A	76,547	6,680
DISH Network Corp. Class A	113,471	6,146
* Sirius XM Holdings Inc.	1,611,534	6,075
Twenty-First Century Fox Inc.	178,498	5,896
* Charter Communications Inc. Class A	31,835	4,301
Interpublic Group of Cos. Inc.	219,127	3,813
* News Corp. Class A	208,674	3,748
* Discovery Communications Inc.	46,243	3,735
Scripps Networks Interactive Inc. Class A	43,389	3,236
Gannett Co. Inc.	118,917	3,218
* Lamar Advertising Co. Class A	41,792	2,086
* AMC Networks Inc. Class A	30,120	1,933
Cinemark Holdings Inc.	54,104	1,785
* Madison Square Garden Co. Class A	31,364	1,768
Cablevision Systems Corp. Class A	100,867	1,692
* Graham Holdings Co. Class B	2,453	1,652
* Lions Gate Entertainment Corp.	42,917	1,358
* Starz	47,153	1,333
* Live Nation Entertainment Inc.	71,152	1,307
Sinclair Broadcast Group Inc. Class A	38,883	1,276
John Wiley & Sons Inc. Class A	24,171	1,232
* DreamWorks Animation SKG Inc. Class A	35,925	1,145
Morningstar Inc.	12,066	1,006
Meredith Corp.	18,866	1,006
New York Times Co. Class A	70,034	978
Regal Entertainment Group Class A	44,355	864
* News Corp. Class B	44,977	808
Nexstar Broadcasting Group Inc. Class A	15,920	791
Belo Corp. Class A	48,908	671
Valassis Communications Inc.	19,541	574
National CineMedia Inc.	29,956	559
Loral Space & Communications Inc.	5,963	471
Scholastic Corp.	13,856	423
* Cumulus Media Inc. Class A	56,935	397
* EW Scripps Co. Class A	16,358	332
* Carmike Cinemas Inc.	11,612	278
World Wrestling Entertainment Inc. Class A	16,726	256
Harte-Hanks Inc.	23,846	190
Clear Channel Outdoor Holdings Inc. Class A	18,616	165
* Journal Communications Inc. Class A	16,916	163
* Digital Generation Inc.	11,647	138
* Entercom Communications Corp. Class A	10,097	106
* McClatchy Co. Class A	29,063	91
* ReachLocal Inc.	4,251	54
		372,458
Multiline Retail (4.8%)
Target Corp.	312,290	19,965
Macy's Inc.	196,753	10,479
* Dollar General Corp.	162,046	9,227
* Dollar Tree Inc.	116,340	6,474
Kohl's Corp.	109,722	6,065
Nordstrom Inc.	81,663	5,080
Family Dollar Stores Inc.	53,717	3,748
* JC Penney Co. Inc.	158,077	1,611
Dillard's Inc. Class A	14,259	1,305
* Sears Holdings Corp.	19,372	1,231

* Big Lots Inc.	30,130	1,155
Fred's Inc. Class A	17,320	300
* Tuesday Morning Corp.	20,132	279
		66,919
Specialty Retail (18.9%)
Home Depot Inc.	746,112	60,189
Lowe's Cos. Inc.	547,859	26,012
TJX Cos. Inc.	372,564	23,427
* Bed Bath & Beyond Inc.	113,435	8,851
Ross Stores Inc.	113,889	8,708
* AutoZone Inc.	18,504	8,542
L Brands Inc.	128,160	8,329
* O'Reilly Automotive Inc.	56,646	7,079
Gap Inc.	158,569	6,497
Tiffany & Co.	66,739	5,949
* CarMax Inc.	116,601	5,871
Best Buy Co. Inc.	141,857	5,752
Tractor Supply Co.	72,917	5,338
Staples Inc.	342,800	5,324
* Ulta Salon Cosmetics & Fragrance Inc.	31,411	3,987
Advance Auto Parts Inc.	38,028	3,841
PetSmart Inc.	51,523	3,818
Signet Jewelers Ltd.	41,750	3,208
Foot Locker Inc.	78,170	3,040
GNC Holdings Inc. Class A	49,467	2,977
Dick's Sporting Goods Inc.	52,381	2,961
GameStop Corp. Class A	61,051	2,946
Williams-Sonoma Inc.	45,333	2,680
* Sally Beauty Holdings Inc.	87,009	2,449
* Urban Outfitters Inc.	61,748	2,409
DSW Inc. Class A	37,829	1,696
* Cabela's Inc.	25,803	1,581
Chico's FAS Inc.	83,383	1,558
* Ascena Retail Group Inc.	70,284	1,497
American Eagle Outfitters Inc.	91,295	1,485
* Lumber Liquidators Holdings Inc.	14,474	1,457
* Office Depot Inc.	259,755	1,413
Abercrombie & Fitch Co.	39,618	1,358
CST Brands Inc.	39,515	1,300
* Five Below Inc.	23,754	1,263
Men's Wearhouse Inc.	24,595	1,257
* Restoration Hardware Holdings Inc.	15,150	1,144
Guess? Inc.	33,054	1,133
Pier 1 Imports Inc.	50,693	1,130
Aaron's Inc.	38,203	1,094
* Murphy USA Inc.	23,477	1,062
Penske Automotive Group Inc.	23,729	1,054
* Express Inc.	42,484	1,046
Rent-A-Center Inc.	27,638	941
* Genesco Inc.	12,374	927
* AutoNation Inc.	18,857	925
* Hibbett Sports Inc.	13,478	870
* ANN Inc.	23,768	848
* Vitamin Shoppe Inc.	15,280	829
* Jos A Bank Clothiers Inc.	14,510	825
Group 1 Automotive Inc.	11,977	820
Monro Muffler Brake Inc.	15,401	817

Buckle Inc.	15,099	801
Lithia Motors Inc. Class A	12,033	795
* Conn's Inc.	13,004	785
* Asbury Automotive Group Inc.	14,472	751
Finish Line Inc. Class A	26,213	692
* Children's Place Retail Stores Inc.	11,859	652
* Select Comfort Corp.	29,828	630
Brown Shoe Co. Inc.	22,140	570
Cato Corp. Class A	14,802	504
Sonic Automotive Inc. Class A	19,862	471
* Francesca's Holdings Corp.	22,673	445
* Aeropostale Inc.	39,965	413
Stage Stores Inc.	16,912	355
* Pep Boys-Manny Moe & Jack	25,447	349
* Zumiez Inc.	11,658	324
* Barnes & Noble Inc.	18,196	305
Haverty Furniture Cos. Inc.	10,603	302
* Mattress Firm Holding Corp.	7,091	263
* Tile Shop Holdings Inc.	14,344	240
Stein Mart Inc.	15,819	233
Shoe Carnival Inc.	6,961	201
* Kirkland's Inc.	7,798	200
Destination Maternity Corp.	6,517	199
* America's Car-Mart Inc.	4,122	173
* Sears Hometown and Outlet Stores Inc.	4,667	149
* Wet Seal Inc. Class A	42,107	140
* RadioShack Corp.	48,151	140
Big 5 Sporting Goods Corp.	7,402	138
* West Marine Inc.	8,531	116
* hhgregg Inc.	7,464	111
bebe stores inc	17,988	106
Winmark Corp.	1,136	97
* New York & Co. Inc.	18,726	96
Systemax Inc.	6,213	71
* Tilly's Inc. Class A	5,178	62
		263,393
Textiles, Apparel & Luxury Goods (7.0%)
NIKE Inc. Class B	371,050	29,365
VF Corp.	45,776	10,738
Coach Inc.	146,914	8,506
* Michael Kors Holdings Ltd.	101,235	8,256
PVH Corp.	42,309	5,666
Ralph Lauren Corp. Class A	31,563	5,531
* Lululemon Athletica Inc.	52,606	3,668
Hanesbrands Inc.	51,329	3,598
* Under Armour Inc. Class A	42,065	3,395
* Fossil Group Inc.	26,377	3,357
* Fifth & Pacific Cos. Inc.	64,046	2,092
Carter's Inc.	27,604	1,951
Wolverine World Wide Inc.	52,084	1,714
* Deckers Outdoor Corp.	18,136	1,499
* Steven Madden Ltd.	32,275	1,257
* Iconix Brand Group Inc.	28,055	1,113
* Skechers U.S.A. Inc. Class A	20,772	698
* Crocs Inc.	46,759	645
* Quiksilver Inc.	67,118	597
* Tumi Holdings Inc.	23,712	569

Oxford Industries Inc.		7,548	568
Jones Group Inc.		39,573	556
* G-III Apparel Group Ltd.		9,076	547
Columbia Sportswear Co.		7,113	493
Movado Group Inc.		10,043	457
* Vera Bradley Inc.		11,238	282
* Unifi Inc.		7,555	210
Perry Ellis International Inc.		6,038	94
			97,422
Total Common Stocks (Cost $1,021,163)			1,391,993
	Coupon
Temporary Cash Investment (0.1%)
1 Vanguard Market Liquidity Fund (Cost $858)	0.127%	857,614	858
Total Investments (100.0%) (Cost $1,022,021)			1,392,851
Other Assets and Liabilities-Net (0.0%)			(669)
Net Assets (100%)			1,392,182

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2013, the cost of investment securities for tax purposes was $1,022,021,000. Net unrealized appreciation of investment securities for tax purposes was $370,830,000, consisting of unrealized gains of $381,568,000 on securities that had risen in value since their purchase and $10,738,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Staples Index Fund

Schedule of Investments
As of November 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Beverages (19.9%)
Coca-Cola Co.	4,000,202	160,768
PepsiCo Inc.	1,526,054	128,891
* Constellation Brands Inc. Class A	180,615	12,717
Coca-Cola Enterprises Inc.	298,530	12,520
Dr Pepper Snapple Group Inc.	232,560	11,223
Beam Inc.	157,742	10,652
Brown-Forman Corp. Class B	137,689	10,329
* Monster Beverage Corp.	164,163	9,715
Molson Coors Brewing Co. Class B	170,277	8,969
* Boston Beer Co. Inc. Class A	13,235	3,240
National Beverage Corp.	55,962	1,182
Coca-Cola Bottling Co. Consolidated	14,794	1,005
		371,211
Food & Staples Retailing (24.2%)
Wal-Mart Stores Inc.	1,745,862	141,432
CVS Caremark Corp.	1,276,317	85,462
Costco Wholesale Corp.	454,588	57,019
Walgreen Co.	920,781	54,510
Kroger Co.	532,781	22,244
Whole Foods Market Inc.	374,012	21,169
Sysco Corp.	626,377	21,065
Safeway Inc.	276,018	9,652
* Rite Aid Corp.	1,012,729	5,995
* United Natural Foods Inc.	61,873	4,260
Casey's General Stores Inc.	50,561	3,763
PriceSmart Inc.	28,751	3,588
Harris Teeter Supermarkets Inc.	63,845	3,153
Andersons Inc.	30,604	2,603
Spartan Stores Inc.	111,774	2,593
* Fresh Market Inc.	53,483	2,177
* SUPERVALU Inc.	334,059	2,155
* Susser Holdings Corp.	30,289	1,939
* Chefs' Warehouse Inc.	73,020	1,874
Weis Markets Inc.	27,664	1,412
Ingles Markets Inc. Class A	40,342	1,060
* Pantry Inc.	69,639	1,002
Village Super Market Inc. Class A	24,373	944
Roundy's Inc.	25,271	220
* Natural Grocers by Vitamin Cottage Inc.	3,026	111
* Fairway Group Holdings Corp.	4,506	86
		451,488
Food Products (18.6%)
Mondelez International Inc. Class A	1,673,792	56,122
General Mills Inc.	685,618	34,576
Kraft Foods Group Inc.	558,016	29,642
Archer-Daniels-Midland Co.	704,812	28,369
Mead Johnson Nutrition Co.	219,422	18,543
Hershey Co.	170,037	16,475

Kellogg Co.	271,374	16,456
ConAgra Foods Inc.	446,955	14,745
Bunge Ltd.	161,048	12,903
JM Smucker Co.	121,726	12,689
Tyson Foods Inc. Class A	330,247	10,466
* Green Mountain Coffee Roasters Inc.	144,200	9,716
McCormick & Co. Inc.	134,826	9,303
Campbell Soup Co.	212,573	8,233
Hormel Foods Corp.	168,354	7,579
Ingredion Inc.	89,642	6,200
Hillshire Brands Co.	146,965	4,912
Flowers Foods Inc.	225,188	4,893
* WhiteWave Foods Co. Class A	214,791	4,569
* Hain Celestial Group Inc.	50,894	4,209
* TreeHouse Foods Inc.	47,725	3,348
* Darling International Inc.	159,059	3,297
B&G Foods Inc.	76,003	2,632
* Post Holdings Inc.	51,042	2,585
Lancaster Colony Corp.	28,583	2,477
Sanderson Farms Inc.	32,431	2,216
Snyders-Lance Inc.	75,601	2,178
J&J Snack Foods Corp.	24,382	2,095
Dean Foods Co.	114,859	2,065
* Pilgrim's Pride Corp.	123,551	2,024
Fresh Del Monte Produce Inc.	65,628	1,838
* Boulder Brands Inc.	113,568	1,739
Cal-Maine Foods Inc.	29,505	1,621
* Diamond Foods Inc.	54,619	1,351
Tootsie Roll Industries Inc.	41,101	1,317
* Chiquita Brands International Inc.	111,025	1,174
Calavo Growers Inc.	34,704	1,070
* Seneca Foods Corp. Class A	26,358	826
* Annie's Inc.	5,643	259
Limoneira Co.	3,610	95
Pinnacle Foods Inc.	3,082	85
		346,892
Household Products (20.5%)
Procter & Gamble Co.	2,796,570	235,527
Colgate-Palmolive Co.	1,002,144	65,951
Kimberly-Clark Corp.	413,131	45,097
Clorox Co.	137,650	12,825
Church & Dwight Co. Inc.	155,918	10,174
Energizer Holdings Inc.	71,549	7,895
Spectrum Brands Holdings Inc.	35,950	2,537
WD-40 Co.	27,324	2,056
* Central Garden and Pet Co. Class A	97,645	764
* Central Garden and Pet Co.	69,946	544
* Harbinger Group Inc.	13,053	157
		383,527
Personal Products (2.8%)
Estee Lauder Cos. Inc. Class A	255,557	19,157
Avon Products Inc.	486,492	8,674
Nu Skin Enterprises Inc. Class A	65,670	8,395
Herbalife Ltd.	105,854	7,376
* Elizabeth Arden Inc.	40,880	1,616
Inter Parfums Inc.	43,578	1,586

* USANA Health Sciences Inc.		18,041	1,319
* Medifast Inc.		41,084	1,113
* Revlon Inc. Class A		41,301	1,090
Nature's Sunshine Products Inc.		51,744	993
*,^ Star Scientific Inc.		288,771	376
* Lifevantage Corp.		53,494	103
Coty Inc. Class A		4,990	82
* Prestige Brands Holdings Inc.		465	16
			51,896
Tobacco (13.9%)
Philip Morris International Inc.		1,640,719	140,347
Altria Group Inc.		2,038,751	75,393
Lorillard Inc.		420,191	21,568
Reynolds American Inc.		365,873	18,458
Universal Corp.		36,133	1,885
Vector Group Ltd.		94,869	1,554
* Alliance One International Inc.		249,977	773
			259,978
Total Common Stocks (Cost $1,427,580)			1,864,992
	Coupon
Temporary Cash Investment (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost $1,228)	0.127%	1,228,290	1,228
Total Investments (100.0%) (Cost $1,428,808)			1,866,220
Other Assets and Liabilities-Net (0.0%)[2]			(645)
Net Assets (100%)			1,865,575

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $198,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $304,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Consumer Staples Index Fund

At November 30, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2013, the cost of investment securities for tax purposes was $1,428,808,000. Net unrealized appreciation of investment securities for tax purposes was $437,412,000, consisting of unrealized gains of $445,492,000 on securities that had risen in value since their purchase and $8,080,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Energy Index Fund

Schedule of Investments
As of November 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Energy Equipment & Services (20.3%)
Oil & Gas Drilling (3.0%)
Ensco plc Class A	372,685	22,018
Noble Corp. plc	404,332	15,413
Helmerich & Payne Inc.	170,038	13,093
Nabors Industries Ltd.	470,615	7,789
* Rowan Cos. plc Class A	198,136	6,859
Diamond Offshore Drilling Inc.	110,959	6,663
Patterson-UTI Energy Inc.	235,173	5,482
* Atwood Oceanics Inc.	91,847	4,828
* Unit Corp.	70,633	3,402
* Parker Drilling Co.	192,574	1,527
* Hercules Offshore Inc.	216,337	1,382
* Pioneer Energy Services Corp.	99,515	719
* Vantage Drilling Co.	288,811	540

Oil & Gas Equipment & Services (17.3%)
Schlumberger Ltd.	2,111,661	186,713
Halliburton Co.	1,349,406	71,087
National Oilwell Varco Inc.	682,184	55,598
Baker Hughes Inc.	706,969	40,269
* Cameron International Corp.	392,746	21,754
* Weatherford International Ltd.	1,224,972	19,183
* FMC Technologies Inc.	378,095	18,186
Oceaneering International Inc.	172,780	13,337
Core Laboratories NV	72,805	13,261
* Oil States International Inc.	88,025	9,009
* Dresser-Rand Group Inc.	121,748	6,871
* Superior Energy Services Inc.	254,558	6,486
* Dril-Quip Inc.	55,151	5,987
Bristow Group Inc.	58,114	4,661
Tidewater Inc.	79,108	4,512
CARBO Ceramics Inc.	33,171	4,081
* Helix Energy Solutions Group Inc.	160,456	3,564
* McDermott International Inc.	376,830	3,071
* Exterran Holdings Inc.	94,387	3,069
SEACOR Holdings Inc.	30,702	2,857
* Hornbeck Offshore Services Inc.	51,655	2,615
* Forum Energy Technologies Inc.	81,205	2,193
Gulfmark Offshore Inc.	38,992	1,925
RPC Inc.	104,896	1,854
* Key Energy Services Inc.	230,693	1,809
* Geospace Technologies Corp.	19,602	1,711
* Newpark Resources Inc.	139,427	1,681
* TETRA Technologies Inc.	125,383	1,547
Frank's International NV	61,375	1,469
* C&J Energy Services Inc.	60,825	1,442
* Era Group Inc.	30,516	996
* Tesco Corp.	52,825	944
* Matrix Service Co.	41,602	924

* PHI Inc.	20,061	852
* ION Geophysical Corp.	200,190	773
* Basic Energy Services Inc.	43,806	622
* RigNet Inc.	14,044	597
* Willbros Group Inc.	63,432	556
Gulf Island Fabrication Inc.	20,758	549
* Nuverra Environmental Solutions Inc.	248,378	427
* Dawson Geophysical Co.	13,003	420
* Cal Dive International Inc.	649	1
		609,178
Oil, Gas & Consumable Fuels (79.7%)
Coal & Consumable Fuels (0.9%)
CONSOL Energy Inc.	365,248	12,995
Peabody Energy Corp.	430,378	7,833
* Alpha Natural Resources Inc.	351,910	2,351
* Cloud Peak Energy Inc.	96,916	1,603
Arch Coal Inc.	339,441	1,385
* Solazyme Inc.	54,675	490
* KiOR Inc.	35,082	83

Integrated Oil & Gas (39.9%)
Exxon Mobil Corp.	7,024,356	656,637
Chevron Corp.	3,083,241	377,512
Occidental Petroleum Corp.	1,285,906	122,110
Hess Corp.	493,339	40,024

Oil & Gas Exploration & Production (27.4%)
ConocoPhillips	1,854,197	134,986
EOG Resources Inc.	434,763	71,736
Anadarko Petroleum Corp.	802,345	71,264
Apache Corp.	621,426	56,854
Marathon Oil Corp.	1,132,375	40,811
Noble Energy Inc.	572,813	40,234
Pioneer Natural Resources Co.	221,124	39,305
Devon Energy Corp.	615,423	37,307
Cabot Oil & Gas Corp.	672,564	23,170
Chesapeake Energy Corp.	849,554	22,828
* Southwestern Energy Co.	560,932	21,686
EQT Corp.	240,343	20,456
Range Resources Corp.	260,799	20,251
Murphy Oil Corp.	289,567	18,802
* Concho Resources Inc.	167,614	17,420
Cimarex Energy Co.	138,065	13,058
* Whiting Petroleum Corp.	189,340	11,436
* Cobalt International Energy Inc.	459,528	10,215
* Denbury Resources Inc.	595,236	9,929
SM Energy Co.	106,835	9,416
QEP Resources Inc.	286,032	9,159
Energen Corp.	115,324	8,323
* Continental Resources Inc.	74,079	7,964
* Gulfport Energy Corp.	134,155	7,839
* Newfield Exploration Co.	216,564	6,085
* WPX Energy Inc.	320,096	5,951
* Oasis Petroleum Inc.	112,048	5,169
* Ultra Petroleum Corp.	244,232	4,999
* Rosetta Resources Inc.	97,551	4,933
* Kodiak Oil & Gas Corp.	423,922	4,807

	Berry Petroleum Co. Class A	79,910	4,021
*	PDC Energy Inc.	56,799	3,346
*	SandRidge Energy Inc.	587,981	3,287
*	Gran Tierra Energy Inc.	452,335	3,212
*	Antero Resources Corp.	58,017	3,185
	Energy XXI Bermuda Ltd.	102,958	2,796
*	Carrizo Oil & Gas Inc.	68,816	2,783
*	Laredo Petroleum Holdings Inc.	102,197	2,758
*	Stone Energy Corp.	79,673	2,636
*	Diamondback Energy Inc.	47,858	2,380
*	Bill Barrett Corp.	77,602	2,087
*	Bonanza Creek Energy Inc.	45,168	2,072
*	Kosmos Energy Ltd.	185,649	1,933
*	Magnum Hunter Resources Corp.	259,101	1,876
*	Sanchez Energy Corp.	64,436	1,654
*	Matador Resources Co.	75,608	1,648
^	LinnCo LLC	52,726	1,644
*,^ Halcon Resources Corp.		390,080	1,564
*	Northern Oil and Gas Inc.	96,630	1,541
*	Rex Energy Corp.	72,647	1,393
*	EPL Oil & Gas Inc.	46,718	1,338
*	Approach Resources Inc.	59,093	1,252
	Comstock Resources Inc.	73,466	1,244
	Contango Oil & Gas Co.	25,680	1,210
^	EXCO Resources Inc.	209,103	1,106
*	Triangle Petroleum Corp.	103,045	1,094
*	Goodrich Petroleum Corp.	54,524	1,049
	W&T Offshore Inc.	59,912	1,031
*	Penn Virginia Corp.	88,449	949
*	Swift Energy Co.	69,094	920
*	Resolute Energy Corp.	98,144	884
*	Forest Oil Corp.	191,260	845
*	Clayton Williams Energy Inc.	9,783	708
*	Emerald Oil Inc.	84,359	612
*	Vaalco Energy Inc.	85,678	518
*	Quicksilver Resources Inc.	169,655	495
*	PetroQuest Energy Inc.	91,605	376
*	Evolution Petroleum Corp.	27,004	334
*	BPZ Resources Inc.	158,069	332
*	Midstates Petroleum Co. Inc.	53,695	323
*	TransAtlantic Petroleum Ltd.	349,765	278
*	Apco Oil and Gas International Inc.	11,579	182
*	Abraxas Petroleum Corp.	553	2
*	Warren Resources Inc.	459	2
*	FX Energy Inc.	336	1
*	ZaZa Energy Corp.	238	—

	Oil & Gas Refining & Marketing (6.3%)
	Phillips 66	926,448	64,490
	Marathon Petroleum Corp.	499,638	41,340
	Valero Energy Corp.	865,101	39,552
	HollyFrontier Corp.	303,009	14,538
	Tesoro Corp.	215,628	12,642
	World Fuel Services Corp.	115,993	4,454
	Western Refining Inc.	89,898	3,512
	PBF Energy Inc. Class A	63,042	1,819
	Delek US Holdings Inc.	57,446	1,738

* Clean Energy Fuels Corp.		106,787	1,334
CVR Energy Inc.		27,625	1,091
Green Plains Renewable Energy Inc.		40,955	708
Rentech Inc.		360,486	653
Alon USA Energy Inc.		30,166	416
*,^ Amyris Inc.		251	1

Oil & Gas Storage & Transportation (5.2%)
Williams Cos. Inc.		1,090,178	38,396
Kinder Morgan Inc.		1,074,354	38,183
Spectra Energy Corp.		1,068,034	35,832
* Kinder Morgan Management LLC		173,695	13,300
* Cheniere Energy Inc.		324,171	12,834
* Plains GP Holdings LP Class A		204,454	4,805
SemGroup Corp. Class A		67,640	4,152
Targa Resources Corp.		50,783	4,118
* Enbridge Energy Management LLC		90,808	2,593
Crosstex Energy Inc.		57,013	1,853
			2,388,671
Total Common Stocks (Cost $2,379,287)			2,997,849
	Coupon
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost $2,543)	0.127%	2,543,002	2,543
Total Investments (100.1%) (Cost $2,381,830)			3,000,392
Other Assets and Liabilities-Net (-0.1%)[2]			(2,415)
Net Assets (100%)			2,997,977

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,330,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $2,543,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Energy Index Fund

At November 30, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2013, the cost of investment securities for tax purposes was $2,381,830,000. Net unrealized appreciation of investment securities for tax purposes was $618,562,000, consisting of unrealized gains of $706,200,000 on securities that had risen in value since their purchase and $87,638,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Financials Index Fund

Schedule of Investments
As of November 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Capital Markets (13.4%)
Goldman Sachs Group Inc.	226,632	38,287
Morgan Stanley	780,164	24,419
BlackRock Inc.	71,355	21,603
Bank of New York Mellon Corp.	611,067	20,593
State Street Corp.	236,838	17,197
Charles Schwab Corp.	613,354	15,015
Franklin Resources Inc.	219,294	12,147
Ameriprise Financial Inc.	105,049	11,372
T. Rowe Price Group Inc.	138,129	11,114
Invesco Ltd.	235,148	8,195
Northern Trust Corp.	121,050	7,141
* Affiliated Managers Group Inc.	28,086	5,624
TD Ameritrade Holding Corp.	116,897	3,364
Raymond James Financial Inc.	66,876	3,222
Waddell & Reed Financial Inc. Class A	45,762	2,916
* E*TRADE Financial Corp.	152,752	2,737
Eaton Vance Corp.	63,855	2,670
Ares Capital Corp.	142,708	2,623
SEI Investments Co.	78,034	2,620
* American Capital Ltd.	156,550	2,395
Legg Mason Inc.	58,961	2,306
LPL Financial Holdings Inc.	44,610	1,913
Financial Engines Inc.	26,034	1,764
Prospect Capital Corp.	138,011	1,575
* Stifel Financial Corp.	32,079	1,436
Federated Investors Inc. Class B	50,141	1,368
Apollo Investment Corp.	119,366	1,077
Janus Capital Group Inc.	90,787	988
Evercore Partners Inc. Class A	15,165	832
* Virtus Investment Partners Inc.	3,823	795
Greenhill & Co. Inc.	14,218	778
* WisdomTree Investments Inc.	50,773	778
* Walter Investment Management Corp.	18,595	709
Fifth Street Finance Corp.	72,526	693
Main Street Capital Corp.	19,879	655
Hercules Technology Growth Capital Inc.	33,017	564
Solar Capital Ltd.	23,807	551
Artisan Partners Asset Management Inc. Class A	7,552	466
HFF Inc. Class A	18,003	461
Triangle Capital Corp.	14,799	440
PennantPark Investment Corp.	35,410	431
Cohen & Steers Inc.	10,577	424
BGC Partners Inc. Class A	67,741	400
BlackRock Kelso Capital Corp.	39,775	393
* Investment Technology Group Inc.	19,904	390
Golub Capital BDC Inc.	20,699	389
* ICG Group Inc.	20,342	350
New Mountain Finance Corp.	22,454	338
* Piper Jaffray Cos.	8,822	335

TICC Capital Corp.	28,190	305
Medley Capital Corp.	20,735	297
THL Credit Inc.	16,774	285
TCP Capital Corp.	14,709	255
FXCM Inc. Class A	13,944	232
Arlington Asset Investment Corp. Class A	8,640	231
Capital Southwest Corp.	6,556	225
* KCG Holdings Inc. Class A	18,686	223
Diamond Hill Investment Group Inc.	1,668	207
* Safeguard Scientifics Inc.	10,969	205
GAMCO Investors Inc.	2,331	196
Medallion Financial Corp.	10,451	185
Westwood Holdings Group Inc.	3,201	183
* Ladenburg Thalmann Financial Services Inc.	60,552	181
MVC Capital Inc.	12,208	177
MCG Capital Corp.	36,192	174
* INTL. FCStone Inc.	7,784	162
* Cowen Group Inc. Class A	39,654	160
GFI Group Inc.	38,338	145
Oppenheimer Holdings Inc. Class A	5,601	130
* GSV Capital Corp.	10,245	109
Pzena Investment Management Inc. Class A	5,231	49
Calamos Asset Management Inc. Class A	50	1
		243,170
Commercial Banks (18.7%)
Wells Fargo & Co.	2,679,392	117,947
US Bancorp	976,884	38,313
PNC Financial Services Group Inc.	282,381	21,729
BB&T Corp.	373,624	12,980
SunTrust Banks Inc.	285,494	10,343
Fifth Third Bancorp	452,262	9,190
Regions Financial Corp.	741,378	7,214
M&T Bank Corp.	62,186	7,174
KeyCorp	484,023	6,171
CIT Group Inc.	101,824	5,140
Comerica Inc.	98,194	4,453
Huntington Bancshares Inc.	440,698	4,046
Zions Bancorporation	98,036	2,875
* Signature Bank	25,157	2,673
First Republic Bank	48,962	2,502
East West Bancorp Inc.	72,473	2,484
* SVB Financial Group	23,990	2,429
First Niagara Financial Group Inc.	188,424	2,099
Cullen/Frost Bankers Inc.	28,681	2,060
FirstMerit Corp.	88,182	2,025
City National Corp.	25,930	1,980
Prosperity Bancshares Inc.	30,423	1,951
Commerce Bancshares Inc.	43,048	1,942
Synovus Financial Corp.	490,647	1,712
* Popular Inc.	54,902	1,569
Associated Banc-Corp	89,249	1,539
Hancock Holding Co.	43,586	1,534
CapitalSource Inc.	104,250	1,466
First Horizon National Corp.	128,213	1,437
Webster Financial Corp.	47,917	1,413
Bank of Hawaii Corp.	23,812	1,408
Fulton Financial Corp.	103,662	1,355

BankUnited Inc.	40,330	1,302
TCF Financial Corp.	82,723	1,296
UMB Financial Corp.	20,117	1,290
Susquehanna Bancshares Inc.	99,176	1,249
* Texas Capital Bancshares Inc.	21,636	1,215
Glacier Bancorp Inc.	38,357	1,149
Cathay General Bancorp	39,814	1,100
Umpqua Holdings Corp.	59,438	1,094
BancorpSouth Inc.	45,641	1,091
Valley National Bancorp	101,091	1,026
Trustmark Corp.	35,542	997
FNB Corp.	78,033	992
Iberiabank Corp.	15,748	987
PrivateBancorp Inc.	35,576	987
Bank of the Ozarks Inc.	17,552	986
* Western Alliance Bancorp	41,544	965
Wintrust Financial Corp.	21,169	960
MB Financial Inc.	29,047	947
BOK Financial Corp.	14,632	926
First Financial Bankshares Inc.	13,344	886
Home BancShares Inc.	23,988	867
United Bankshares Inc.	26,709	867
First Financial Holdings Inc.	12,817	844
Old National Bancorp	53,694	835
PacWest Bancorp	19,889	818
Westamerica Bancorporation	14,386	797
Community Bank System Inc.	20,088	781
CVB Financial Corp.	47,433	766
International Bancshares Corp.	28,592	746
National Penn Bancshares Inc.	65,903	744
First Midwest Bancorp Inc.	39,959	734
Columbia Banking System Inc.	25,880	717
BBCN Bancorp Inc.	40,192	671
Sterling Financial Corp.	19,757	645
First Citizens BancShares Inc. Class A	2,761	620
Pinnacle Financial Partners Inc.	17,757	578
Investors Bancorp Inc.	23,994	578
NBT Bancorp Inc.	22,248	577
Park National Corp.	6,525	551
* Sterling Bancorp	39,770	523
ViewPoint Financial Group Inc.	20,227	513
First Financial Bancorp	30,737	508
National Bank Holdings Corp. Class A	23,576	499
Chemical Financial Corp.	15,576	499
Renasant Corp.	15,871	489
First Commonwealth Financial Corp.	51,836	485
WesBanco Inc.	14,881	469
Independent Bank Corp.	12,163	464
Boston Private Financial Holdings Inc.	38,412	457
Banner Corp.	10,286	447
S&T Bancorp Inc.	15,982	420
OFG Bancorp	24,366	419
City Holding Co.	8,244	406
Sandy Spring Bancorp Inc.	13,267	387
First Merchants Corp.	18,257	387
* Eagle Bancorp Inc.	11,517	376
Wilshire Bancorp Inc.	34,704	367

* First BanCorp	55,272	353
* Bancorp Inc.	19,053	349
Hanmi Financial Corp.	16,708	344
Community Trust Bancorp Inc.	7,480	342
* Capital Bank Financial Corp.	14,613	341
Flushing Financial Corp.	15,501	335
Union First Market Bankshares Corp.	12,536	324
Lakeland Financial Corp.	8,374	321
Tompkins Financial Corp.	6,218	312
State Bank Financial Corp.	17,199	302
StellarOne Corp.	11,937	301
Cardinal Financial Corp.	16,311	289
Simmons First National Corp. Class A	7,898	279
Washington Trust Bancorp Inc.	7,480	274
* Ameris Bancorp	12,792	262
Southside Bancshares Inc.	9,162	262
First Interstate Bancsystem Inc.	8,955	251
Central Pacific Financial Corp.	12,524	249
First Busey Corp.	41,326	248
1st Source Corp.	7,743	247
* Virginia Commerce Bancorp Inc.	13,825	242
SY Bancorp Inc.	7,002	236
* United Community Banks Inc.	12,470	229
CoBiz Financial Inc.	19,217	228
Bryn Mawr Bank Corp.	7,314	221
Heartland Financial USA Inc.	7,300	218
Lakeland Bancorp Inc.	17,221	217
Bancfirst Corp.	3,683	205
TowneBank	13,316	202
Trico Bancshares	7,116	196
Hudson Valley Holding Corp.	9,184	192
German American Bancorp Inc.	6,410	192
* First NBC Bank Holding Co.	6,609	191
Univest Corp. of Pennsylvania	9,019	189
MainSource Financial Group Inc.	10,341	186
First of Long Island Corp.	4,356	186
Arrow Financial Corp.	6,526	183
First Financial Corp.	4,970	182
Financial Institutions Inc.	7,023	180
* Taylor Capital Group Inc.	7,133	178
* HomeTrust Bancshares Inc.	10,751	178
* Southwest Bancorp Inc.	10,206	175
* Customers Bancorp Inc.	10,029	175
Camden National Corp.	4,011	175
First Bancorp	9,685	165
First Community Bancshares Inc.	9,380	163
Enterprise Financial Services Corp.	8,206	161
Great Southern Bancorp Inc.	5,053	150
First Connecticut Bancorp Inc.	8,122	138
Independent Bank Group Inc.	2,870	137
Republic Bancorp Inc. Class A	5,493	136
* Sun Bancorp Inc.	23,363	86
* CommunityOne Bancorp	5,855	70
* Tristate Capital Holdings Inc.	3,792	46
* Hampton Roads Bankshares Inc.	18,639	30
		338,472

Consumer Finance (5.1%)
American Express Co.	515,741	44,250
Capital One Financial Corp.	311,040	22,280
Discover Financial Services	256,959	13,696
SLM Corp.	231,693	6,175
* Portfolio Recovery Associates Inc.	26,918	1,572
* First Cash Financial Services Inc.	14,771	939
* Credit Acceptance Corp.	5,657	731
Nelnet Inc. Class A	14,922	671
* Encore Capital Group Inc.	11,998	572
Cash America International Inc.	15,178	571
* World Acceptance Corp.	5,846	540
* Ezcorp Inc. Class A	27,438	320
* Green Dot Corp. Class A	12,159	295
* DFC Global Corp.	20,558	206
* Regional Management Corp.	4,769	160
		92,978
Diversified Financial Services (23.2%)
JPMorgan Chase & Co.	1,999,420	114,407
Bank of America Corp.	5,706,366	90,275
Citigroup Inc.	1,615,257	85,479
* Berkshire Hathaway Inc. Class B	586,765	68,376
CME Group Inc.	168,945	13,845
* IntercontinentalExchange Group Inc.	60,718	12,951
McGraw Hill Financial Inc.	138,738	10,336
Moody's Corp.	105,293	7,858
Leucadia National Corp.	164,890	4,726
* MSCI Inc. Class A	60,991	2,707
NASDAQ OMX Group Inc.	61,733	2,425
CBOE Holdings Inc.	46,377	2,425
ING US Inc.	62,481	2,183
MarketAxess Holdings Inc.	18,916	1,331
* PHH Corp.	28,978	697
Interactive Brokers Group Inc.	22,857	554
* PICO Holdings Inc.	12,275	297
* NewStar Financial Inc.	11,754	206
Marlin Business Services Corp.	5,123	127
		421,205
Insurance (18.9%)
American International Group Inc.	744,883	37,058
MetLife Inc.	495,547	25,863
Prudential Financial Inc.	245,842	21,821
ACE Ltd.	180,596	18,562
Travelers Cos. Inc.	198,335	17,997
Aflac Inc.	247,016	16,394
Marsh & McLennan Cos. Inc.	291,903	13,851
Allstate Corp.	246,145	13,358
Chubb Corp.	135,706	13,089
Aon plc	155,097	12,662
Progressive Corp.	303,296	8,471
Loews Corp.	174,774	8,276
Hartford Financial Services Group Inc.	229,599	8,181
Principal Financial Group Inc.	156,314	7,914
Lincoln National Corp.	140,421	7,208
XL Group plc Class A	151,924	4,860
Unum Group	139,960	4,698

Cincinnati Financial Corp.	82,557	4,327
* Arch Capital Group Ltd.	70,955	4,174
Everest Re Group Ltd.	25,780	4,043
Willis Group Holdings plc	89,012	3,986
* Genworth Financial Inc. Class A	249,509	3,770
* Markel Corp.	6,696	3,732
Torchmark Corp.	48,550	3,690
Fidelity National Financial Inc. Class A	125,084	3,636
* Alleghany Corp.	8,946	3,526
Arthur J Gallagher & Co.	67,431	3,138
Reinsurance Group of America Inc. Class A	37,644	2,823
WR Berkley Corp.	61,576	2,696
Axis Capital Holdings Ltd.	54,619	2,683
PartnerRe Ltd.	25,801	2,655
Assurant Inc.	39,798	2,584
HCC Insurance Holdings Inc.	53,485	2,459
Old Republic International Corp.	131,053	2,254
RenaissanceRe Holdings Ltd.	23,675	2,242
American Financial Group Inc.	38,224	2,204
Brown & Brown Inc.	65,111	2,059
Assured Guaranty Ltd.	87,402	2,052
Allied World Assurance Co. Holdings AG	18,046	2,033
Protective Life Corp.	41,745	2,003
Validus Holdings Ltd.	47,693	1,910
CNO Financial Group Inc.	106,351	1,799
White Mountains Insurance Group Ltd.	2,945	1,775
StanCorp Financial Group Inc.	23,482	1,505
ProAssurance Corp.	31,218	1,501
Aspen Insurance Holdings Ltd.	35,935	1,452
First American Financial Corp.	54,668	1,447
Hanover Insurance Group Inc.	23,316	1,406
Endurance Specialty Holdings Ltd.	23,556	1,340
Primerica Inc.	26,075	1,122
RLI Corp.	10,310	1,040
* MBIA Inc.	77,159	995
Erie Indemnity Co. Class A	13,600	993
Platinum Underwriters Holdings Ltd.	15,503	983
Kemper Corp.	24,779	930
Symetra Financial Corp.	44,174	847
* Hilltop Holdings Inc.	35,667	846
Selective Insurance Group Inc.	29,603	834
* Enstar Group Ltd.	5,933	827
American Equity Investment Life Holding Co.	32,544	772
Amtrust Financial Services Inc.	17,846	746
Montpelier Re Holdings Ltd.	24,252	705
Mercury General Corp.	14,534	699
Argo Group International Holdings Ltd.	14,477	685
Horace Mann Educators Corp.	21,272	653
* Greenlight Capital Re Ltd. Class A	16,386	557
Employers Holdings Inc.	15,722	513
* eHealth Inc.	10,367	470
AMERISAFE Inc.	9,866	433
Infinity Property & Casualty Corp.	6,046	431
* Navigators Group Inc.	5,683	380
Stewart Information Services Corp.	11,482	366
Maiden Holdings Ltd.	28,842	365
Safety Insurance Group Inc.	6,068	341

United Fire Group Inc.	11,299	336
National Western Life Insurance Co. Class A	1,294	277
FBL Financial Group Inc. Class A	5,788	266
HCI Group Inc.	5,296	264
* Citizens Inc. Class A	22,355	197
State Auto Financial Corp.	8,601	194
Meadowbrook Insurance Group Inc.	24,963	184
OneBeacon Insurance Group Ltd. Class A	11,380	181
National Interstate Corp.	4,315	124
Baldwin & Lyons Inc.	4,392	123
Tower Group International Ltd.	29,171	121
* Global Indemnity plc	4,383	117
Kansas City Life Insurance Co.	1,983	99
EMC Insurance Group Inc.	2,847	89
Donegal Group Inc. Class A	4,980	80
Crawford & Co. Class A	8,597	67
Crawford & Co. Class B	5,641	58
* Phoenix Cos. Inc.	14	1
		343,478
Other (0.0%)
* Brixmor Property Group Inc.	23,724	479

Real Estate Investment Trusts (18.2%)
Simon Property Group Inc.	164,788	24,693
American Tower Corporation	209,752	16,312
Public Storage	77,751	11,873
Prologis Inc.	265,353	10,065
Equity Residential	182,225	9,392
Weyerhaeuser Co.	309,329	9,320
HCP Inc.	242,041	8,900
Ventas Inc.	156,029	8,867
Health Care REIT Inc.	152,125	8,517
Boston Properties Inc.	80,827	8,041
Vornado Realty Trust	89,563	7,875
AvalonBay Communities Inc.	65,427	7,757
Host Hotels & Resorts Inc.	398,386	7,334
General Growth Properties Inc.	257,453	5,342
Annaly Capital Management Inc.	503,927	5,120
Kimco Realty Corp.	217,708	4,489
SL Green Realty Corp.	48,717	4,407
American Capital Agency Corp.	211,232	4,305
Macerich Co.	74,731	4,255
Plum Creek Timber Co. Inc.	93,189	4,076
Realty Income Corp.	104,546	3,984
Federal Realty Investment Trust	34,729	3,595
Cole Real Estate Investment Inc.	249,333	3,568
Digital Realty Trust Inc.	68,351	3,229
UDR Inc.	133,630	3,110
Essex Property Trust Inc.	20,234	3,072
Rayonier Inc.	67,101	2,960
Starwood Property Trust Inc.	101,866	2,839
Camden Property Trust	45,180	2,617
Duke Realty Corp.	171,250	2,600
Liberty Property Trust	76,070	2,464
Alexandria Real Estate Equities Inc.	38,021	2,405
Mid-America Apartment Communities Inc.	39,802	2,398
Extra Space Storage Inc.	56,136	2,353

DDR Corp.	144,551	2,311
Regency Centers Corp.	48,741	2,283
Senior Housing Properties Trust	100,080	2,267
Taubman Centers Inc.	33,950	2,220
Kilroy Realty Corp.	43,325	2,181
Hospitality Properties Trust	78,859	2,143
BRE Properties Inc.	40,939	2,097
National Retail Properties Inc.	64,452	2,046
Corrections Corp. of America	61,258	2,043
Omega Healthcare Investors Inc.	61,833	2,021
Apartment Investment & Management Co. Class A	77,678	1,951
BioMed Realty Trust Inc.	102,037	1,896
Spirit Realty Capital Inc.	187,064	1,858
American Campus Communities Inc.	55,731	1,807
Two Harbors Investment Corp.	194,420	1,798
Weingarten Realty Investors	61,539	1,756
* Gaming and Leisure Properties Inc.	37,797	1,743
LaSalle Hotel Properties	54,596	1,710
Highwoods Properties Inc.	47,186	1,695
Tanger Factory Outlet Centers	50,199	1,660
Douglas Emmett Inc.	72,039	1,655
Chimera Investment Corp.	546,141	1,611
Home Properties Inc.	29,855	1,570
CBL & Associates Properties Inc.	85,785	1,549
CommonWealth REIT	62,914	1,502
Equity Lifestyle Properties Inc.	42,008	1,491
Piedmont Office Realty Trust Inc. Class A	89,179	1,461
RLJ Lodging Trust	58,775	1,419
MFA Financial Inc.	192,131	1,401
EPR Properties	27,056	1,361
Retail Properties of America Inc.	99,743	1,330
American Realty Capital Properties Inc.	98,140	1,287
Sunstone Hotel Investors Inc.	97,386	1,273
Geo Group Inc.	38,011	1,247
Post Properties Inc.	29,027	1,244
DCT Industrial Trust Inc.	166,350	1,241
NorthStar Realty Finance Corp.	124,428	1,229
DiamondRock Hospitality Co.	103,898	1,188
Healthcare Realty Trust Inc.	50,959	1,128
Medical Properties Trust Inc.	85,043	1,123
Sovran Self Storage Inc.	16,624	1,109
Brandywine Realty Trust	83,176	1,105
CubeSmart	67,158	1,089
Invesco Mortgage Capital Inc.	71,812	1,084
Lexington Realty Trust	102,405	1,052
Ryman Hospitality Properties Inc.	24,779	1,038
Chambers Street Properties	125,010	1,034
WP Carey Inc.	16,316	1,024
Corporate Office Properties Trust	45,492	1,011
Newcastle Investment Corp.	183,112	1,005
Pebblebrook Hotel Trust	32,645	990
Cousins Properties Inc.	91,034	975
EastGroup Properties Inc.	15,989	969
First Industrial Realty Trust Inc.	54,374	949
Healthcare Trust of America Inc. Class A	92,223	936
Mack-Cali Realty Corp.	44,277	901
Hatteras Financial Corp.	52,749	881

National Health Investors Inc.	14,604	860
Potlatch Corp.	21,497	857
PennyMac Mortgage Investment Trust	37,292	842
Washington REIT	35,278	838
PS Business Parks Inc.	10,633	833
Colony Financial Inc.	40,776	824
New Residential Investment Corp.	134,157	810
DuPont Fabros Technology Inc.	34,512	810
Redwood Trust Inc.	43,522	809
* Strategic Hotels & Resorts Inc.	87,561	782
ARMOUR Residential REIT Inc.	199,677	781
Equity One Inc.	34,745	778
Acadia Realty Trust	29,257	760
CYS Investments Inc.	93,342	747
Glimcher Realty Trust	76,578	744
Sun Communities Inc.	18,112	739
Government Properties Income Trust	29,070	721
LTC Properties Inc.	18,226	702
Pennsylvania REIT	35,174	633
Chesapeake Lodging Trust	25,726	614
Capstead Mortgage Corp.	50,934	613
Franklin Street Properties Corp.	46,920	603
Ramco-Gershenson Properties Trust	35,475	568
American Capital Mortgage Investment Corp.	29,786	563
Hersha Hospitality Trust Class A	97,616	559
Retail Opportunity Investments Corp.	38,204	557
American Assets Trust Inc.	17,805	555
Sabra Health Care REIT Inc.	19,770	527
Education Realty Trust Inc.	60,530	527
Inland Real Estate Corp.	47,618	516
Hudson Pacific Properties Inc.	24,354	505
* iStar Financial Inc.	38,409	495
STAG Industrial Inc.	22,486	488
* American Homes 4 Rent Class A	29,487	484
Investors Real Estate Trust	53,490	471
Select Income REIT	16,009	439
Kite Realty Group Trust	66,906	438
Parkway Properties Inc.	23,955	438
* FelCor Lodging Trust Inc.	59,436	435
Associated Estates Realty Corp.	26,809	427
Resource Capital Corp.	67,188	404
Summit Hotel Properties Inc.	43,513	395
Alexander's Inc.	1,210	390
CoreSite Realty Corp.	11,466	371
First Potomac Realty Trust	30,478	366
Anworth Mortgage Asset Corp.	77,588	345
Campus Crest Communities Inc.	34,539	344
Ashford Hospitality Trust Inc.	39,860	327
Rouse Properties Inc.	13,286	324
Saul Centers Inc.	6,516	317
Silver Bay Realty Trust Corp.	19,697	315
Apollo Commercial Real Estate Finance Inc.	18,527	308
Excel Trust Inc.	25,328	297
RAIT Financial Trust	35,517	292
Universal Health Realty Income Trust	6,416	272
Getty Realty Corp.	14,265	263
Apollo Residential Mortgage Inc.	17,156	259

New York Mortgage Trust Inc.	34,409	241
Urstadt Biddle Properties Inc. Class A	12,625	241
AG Mortgage Investment Trust Inc.	14,998	238
Agree Realty Corp.	7,955	233
Dynex Capital Inc.	27,651	232
Western Asset Mortgage Capital Corp.	13,123	213
Aviv REIT Inc.	7,965	205
Winthrop Realty Trust	17,551	203
Ares Commercial Real Estate Corp.	14,742	193
Monmouth Real Estate Investment Corp. Class A	20,069	193
AmREIT Inc.	9,817	171
Cedar Realty Trust Inc.	28,822	167
* Ashford Hospitality Prime Inc.	7,951	163
Whitestone REIT	11,414	153
One Liberty Properties Inc.	6,421	132
CyrusOne Inc.	1,964	40
		330,381
Real Estate Management & Development (1.0%)
* Realogy Holdings Corp.	77,615	3,678
* CBRE Group Inc. Class A	149,989	3,636
Jones Lang LaSalle Inc.	23,400	2,287
* Howard Hughes Corp.	16,817	1,919
* Forest City Enterprises Inc. Class A	74,722	1,457
* Altisource Portfolio Solutions SA	8,680	1,397
Alexander & Baldwin Inc.	22,868	864
* St. Joe Co.	36,845	653
Kennedy-Wilson Holdings Inc.	29,688	611
Altisource Residential Corp.	20,131	561
* Forestar Group Inc.	18,628	361
* Tejon Ranch Co.	8,599	307
* American Residential Properties Inc.	16,285	286
Thomas Properties Group Inc.	17,380	120
* Tejon Ranch Co. Warrants Exp. 08/31/2016	1,227	7
		18,144
Thrifts & Mortgage Finance (1.5%)
New York Community Bancorp Inc.	234,818	3,879
* Ocwen Financial Corp.	61,334	3,475
People's United Financial Inc.	170,576	2,583
Hudson City Bancorp Inc.	253,061	2,364
* MGIC Investment Corp.	170,323	1,381
Radian Group Inc.	91,924	1,311
Washington Federal Inc.	55,264	1,293
Capitol Federal Financial Inc.	75,624	912
Home Loan Servicing Solutions Ltd.	37,223	866
Northwest Bancshares Inc.	50,081	748
EverBank Financial Corp.	39,070	667
Astoria Financial Corp.	47,638	666
* TFS Financial Corp.	49,287	578
Provident Financial Services Inc.	28,709	561
* BofI Holding Inc.	6,171	506
* Nationstar Mortgage Holdings Inc.	11,953	474
Northfield Bancorp Inc.	30,860	401
TrustCo Bank Corp. NY	50,797	386
Berkshire Hills Bancorp Inc.	13,355	365
Brookline Bancorp Inc.	37,349	341
WSFS Financial Corp.	4,442	337

Oritani Financial Corp.	20,496	334
Dime Community Bancshares Inc.	16,116	271
* Flagstar Bancorp Inc.	11,814	217
Rockville Financial Inc.	13,165	197
* Beneficial Mutual Bancorp Inc.	18,630	196
United Financial Bancorp Inc.	9,393	185
* Walker & Dunlop Inc.	11,358	184
Federal Agricultural Mortgage Corp.	4,942	173
OceanFirst Financial Corp.	7,624	142
HomeStreet Inc.	5,918	125
Territorial Bancorp Inc.	4,975	119
Westfield Financial Inc.	50	—
		26,237
Total Investments (100.0%) (Cost $1,608,171)		1,814,544
Other Assets and Liabilities-Net (0.0%)		667
Net Assets (100%)		1,815,211
* Non-income-producing security.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2013, the cost of investment securities for tax purposes was $1,608,252,000. Net unrealized appreciation of investment securities for tax purposes was $206,292,000, consisting of unrealized gains of $269,883,000 on securities that had risen in value since their purchase and $63,591,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Health Care Index Fund

Schedule of Investments
As of November 30, 2013

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Biotechnology (20.2%)
*	Gilead Sciences Inc.	1,586,931	118,718
	Amgen Inc.	781,133	89,112
*	Biogen Idec Inc.	246,417	71,700
*	Celgene Corp.	426,427	68,983
*	Alexion Pharmaceuticals Inc.	202,773	25,245
*	Regeneron Pharmaceuticals Inc.	80,239	23,579
*	Vertex Pharmaceuticals Inc.	241,408	16,759
*	BioMarin Pharmaceutical Inc.	145,102	10,212
*	Pharmacyclics Inc.	64,365	8,015
*	Incyte Corp. Ltd.	142,626	6,646
*	Alkermes plc	133,578	5,394
*	Medivation Inc.	77,822	4,904
*	Cubist Pharmaceuticals Inc.	68,534	4,695
*	Isis Pharmaceuticals Inc.	119,420	4,629
*	United Therapeutics Corp.	49,216	4,543
*	Seattle Genetics Inc.	107,142	4,402
*	Alnylam Pharmaceuticals Inc.	58,751	3,596
*	Cepheid Inc.	69,836	3,172
*	Theravance Inc.	83,268	3,144
*	NPS Pharmaceuticals Inc.	105,297	2,781
*,^ Myriad Genetics Inc.		83,431	2,482
*	Opko Health Inc.	229,191	2,416
*	Celldex Therapeutics Inc.	84,260	2,339
*	ACADIA Pharmaceuticals Inc.	68,646	1,599
*	Aegerion Pharmaceuticals Inc.	21,005	1,490
*,^ Arena Pharmaceuticals Inc.		224,341	1,463
	PDL BioPharma Inc.	144,567	1,412
*	Acorda Therapeutics Inc.	40,309	1,403
*	Halozyme Therapeutics Inc.	94,339	1,392
*	ImmunoGen Inc.	88,306	1,283
*	InterMune Inc.	91,572	1,266
*	Puma Biotechnology Inc.	25,279	1,259
*	Keryx Biopharmaceuticals Inc.	84,374	1,172
*	Quintiles Transnational Holdings Inc.	26,815	1,158
*	Ironwood Pharmaceuticals Inc. Class A	99,101	1,132
*	Synageva BioPharma Corp.	18,731	1,132
*	Exelixis Inc.	189,547	1,105
*	Ligand Pharmaceuticals Inc. Class B	19,053	1,061
*	Dyax Corp.	123,441	1,049
*	Clovis Oncology Inc.	17,216	1,038
*	MannKind Corp.	187,673	936
*	Ariad Pharmaceuticals Inc.	190,676	925
*	Exact Sciences Corp.	73,589	904
*	Raptor Pharmaceutical Corp.	61,816	859
*	Momenta Pharmaceuticals Inc.	48,262	859
*	Novavax Inc.	203,545	757
*	Sangamo Biosciences Inc.	61,711	754
*	Neurocrine Biosciences Inc.	68,707	675
*	Emergent Biosolutions Inc.	30,027	674

	Spectrum Pharmaceuticals Inc.	65,619	632
*	Orexigen Therapeutics Inc.	92,301	630
*	Intercept Pharmaceuticals Inc.	12,006	629
*	Array BioPharma Inc.	108,731	622
*	Sarepta Therapeutics Inc.	33,086	617
*	TESARO Inc.	15,273	596
*	Lexicon Pharmaceuticals Inc.	241,078	579
*	Organovo Holdings Inc.	63,120	561
*	Genomic Health Inc.	15,920	560
*	Idenix Pharmaceuticals Inc.	104,241	560
*	Infinity Pharmaceuticals Inc.	36,925	539
*	Prothena Corp. plc	18,566	524
*	KYTHERA Biopharmaceuticals Inc.	13,176	514
*	MiMedx Group Inc.	79,512	501
*	Dynavax Technologies Corp.	271,292	480
*	Dendreon Corp.	161,057	478
*	Portola Pharmaceuticals Inc.	18,417	460
*	AMAG Pharmaceuticals Inc.	16,421	403
*	NewLink Genetics Corp.	16,902	380
*	Merrimack Pharmaceuticals Inc.	92,625	365
*	Immunomedics Inc.	81,515	352
*	XOMA Corp.	71,256	341
*	Synta Pharmaceuticals Corp.	60,384	306
*	Osiris Therapeutics Inc.	17,357	305
*	Synergy Pharmaceuticals Inc.	66,261	304
*,^ Protalix BioTherapeutics Inc.		75,146	295
*	Curis Inc.	81,042	259
*	Achillion Pharmaceuticals Inc.	74,295	257
*	Insys Therapeutics Inc.	5,519	243
*	Rigel Pharmaceuticals Inc.	90,739	241
*	Threshold Pharmaceuticals Inc.	48,701	240
*	Hyperion Therapeutics Inc.	8,657	221
*	Enanta Pharmaceuticals Inc.	7,390	200
*	Stemline Therapeutics Inc.	9,052	187
*	Sunesis Pharmaceuticals Inc.	33,744	170
*	PTC Therapeutics Inc.	10,280	161
*	Receptos Inc.	6,620	153
*	Bluebird Bio Inc.	7,338	150
*	Epizyme Inc.	5,862	123
*	Ambit Biosciences Corp.	9,219	116
*	Regulus Therapeutics Inc.	14,919	94
*	Cubist Pharmaceutic-CVR	28,729	47
*	Progenics Pharmaceuticals Inc.	238	1
*	Arqule Inc.	238	1
*	Biotime Inc.	123	1
*	AVEO Pharmaceuticals Inc.	187	—
*	Vical Inc.	294	—
*	Coronado Biosciences Inc.	90	—
			531,621
Health Care Equipment & Supplies (16.8%)
	Abbott Laboratories	1,611,308	61,536
	Medtronic Inc.	1,044,644	59,879
	Baxter International Inc.	562,846	38,527
	Covidien plc	476,986	32,559
	Stryker Corp.	313,663	23,343
	Becton Dickinson and Co.	201,271	21,856
	St. Jude Medical Inc.	297,835	17,400

* Boston Scientific Corp.	1,391,883	16,118
Zimmer Holdings Inc.	175,828	16,072
* Intuitive Surgical Inc.	41,168	15,516
CR Bard Inc.	78,018	10,835
* CareFusion Corp.	222,473	8,866
* Varian Medical Systems Inc.	111,724	8,720
* Edwards Lifesciences Corp.	116,234	7,617
ResMed Inc.	147,964	7,222
DENTSPLY International Inc.	147,268	7,004
Cooper Cos. Inc.	50,489	6,651
* Hologic Inc.	280,645	6,284
* IDEXX Laboratories Inc.	54,366	5,663
Teleflex Inc.	42,801	4,208
* Sirona Dental Systems Inc.	56,871	3,912
West Pharmaceutical Services Inc.	72,472	3,618
* Align Technology Inc.	66,039	3,608
STERIS Corp.	61,476	2,836
* Alere Inc.	80,136	2,622
Hill-Rom Holdings Inc.	61,790	2,559
* DexCom Inc.	74,019	2,449
* Thoratec Corp.	59,573	2,345
* Haemonetics Corp.	53,366	2,255
* Insulet Corp.	56,441	2,089
* Cyberonics Inc.	28,830	1,981
* Neogen Corp.	35,471	1,804
* Masimo Corp.	55,556	1,591
* NuVasive Inc.	46,060	1,531
* HeartWare International Inc.	15,252	1,470
* Wright Medical Group Inc.	46,521	1,387
Cantel Medical Corp.	35,945	1,341
* Volcano Corp.	56,573	1,288
* MAKO Surgical Corp.	41,640	1,248
Analogic Corp.	12,805	1,237
* Integra LifeSciences Holdings Corp.	26,267	1,220
CONMED Corp.	28,473	1,159
* ABIOMED Inc.	38,864	1,111
* Endologix Inc.	61,726	1,103
* ArthroCare Corp.	29,230	1,103
Meridian Bioscience Inc.	43,280	1,064
* Greatbatch Inc.	24,785	1,007
* Spectranetics Corp.	42,356	985
* Globus Medical Inc.	50,709	977
* ICU Medical Inc.	13,622	895
* Cardiovascular Systems Inc.	24,394	810
Abaxis Inc.	21,949	790
* Quidel Corp.	31,318	788
* Natus Medical Inc.	31,575	727
Invacare Corp.	30,800	690
* Merit Medical Systems Inc.	41,795	684
* Accuray Inc.	72,979	582
* NxStage Medical Inc.	53,962	551
* Cynosure Inc. Class A	20,703	536
* Tornier NV	26,666	482
* Staar Surgical Co.	37,636	475
Atrion Corp.	1,633	460
* GenMark Diagnostics Inc.	37,107	442
* Antares Pharma Inc.	111,749	440

*	Orthofix International NV	19,853	429
*	AngioDynamics Inc.	27,685	428
*,^ Unilife Corp.		90,027	401
*	Symmetry Medical Inc.	39,419	387
*	SurModics Inc.	14,955	361
*	OraSure Technologies Inc.	56,045	345
*	TearLab Corp.	28,831	270
*	Exactech Inc.	9,282	231
*	Navidea Biopharmaceuticals Inc.	129,796	210
*	PhotoMedex Inc.	12,641	154
*	Wright Medical Group Inc. CVR	14,554	6
*	RTI Surgical Inc.	214	1
			441,351
Health Care Providers & Services (17.4%)
	UnitedHealth Group Inc.	1,054,130	78,512
*	Express Scripts Holding Co.	844,239	56,860
	McKesson Corp.	237,109	39,334
	WellPoint Inc.	310,084	28,801
	Aetna Inc.	385,858	26,597
	Cigna Corp.	293,120	25,633
	Cardinal Health Inc.	351,815	22,727
	AmerisourceBergen Corp. Class A	239,690	16,905
	Humana Inc.	162,222	16,869
	HCA Holdings Inc.	317,178	14,723
*	DaVita HealthCare Partners Inc.	187,122	11,143
*	Henry Schein Inc.	89,657	10,221
	Quest Diagnostics Inc.	157,644	9,607
*	Laboratory Corp. of America Holdings	93,407	9,514
	Universal Health Services Inc. Class B	94,320	7,775
	Omnicare Inc.	107,437	6,154
*	MEDNAX Inc.	52,528	5,820
*	Tenet Healthcare Corp.	105,172	4,538
	Community Health Systems Inc.	98,361	4,057
	Patterson Cos. Inc.	86,445	3,587
*	Health Management Associates Inc. Class A	269,326	3,526
*	Centene Corp.	56,587	3,380
*	Team Health Holdings Inc.	72,147	3,371
*	WellCare Health Plans Inc.	45,220	3,360
	HealthSouth Corp.	90,482	3,238
*	Brookdale Senior Living Inc. Class A	103,113	3,007
*	VCA Antech Inc.	91,843	2,751
*	LifePoint Hospitals Inc.	49,121	2,516
*	Health Net Inc.	82,343	2,516
	Owens & Minor Inc.	65,551	2,502
*	MWI Veterinary Supply Inc.	12,694	2,312
	Air Methods Corp.	36,478	2,041
*	Magellan Health Services Inc.	27,946	1,710
*	Amsurg Corp. Class A	33,515	1,619
*	Acadia Healthcare Co. Inc.	34,046	1,573
	Chemed Corp.	19,556	1,524
*	Hanger Inc.	35,806	1,391
*	Envision Healthcare Holdings Inc.	45,283	1,341
*	Molina Healthcare Inc.	30,964	1,040
*	IPC The Hospitalist Co. Inc.	16,426	1,033
*	ExamWorks Group Inc.	32,796	968
*	Premier Inc. Class A	29,048	956
*	Emeritus Corp.	42,324	953

Kindred Healthcare Inc.	55,564	936
Ensign Group Inc.	19,202	867
* Bio-Reference Labs Inc.	25,739	752
* PharMerica Corp.	31,267	706
* Capital Senior Living Corp.	29,999	670
* AMN Healthcare Services Inc.	47,588	661
* Corvel Corp.	12,100	560
* Amedisys Inc.	33,656	548
National Healthcare Corp.	9,681	540
Landauer Inc.	9,991	530
* Triple-S Management Corp. Class B	24,983	506
* Healthways Inc.	34,859	488
* BioScrip Inc.	69,315	472
* Accretive Health Inc.	51,195	434
US Physical Therapy Inc.	12,297	415
Select Medical Holdings Corp.	43,880	380
* LHC Group Inc.	15,109	359
* Gentiva Health Services Inc.	29,002	358
Universal American Corp.	39,412	305
* Addus HomeCare Corp.	6,190	180
* National Research Corp. Class A	8,329	153
Almost Family Inc.	34	1
* Skilled Healthcare Group Inc.	80	—
* National Research Corp. Class B	6	—
		458,826
Health Care Technology (1.4%)
* Cerner Corp.	320,016	18,391
* athenahealth Inc.	38,242	5,016
* Medidata Solutions Inc.	24,880	2,958
* Allscripts Healthcare Solutions Inc.	165,442	2,472
* HMS Holdings Corp.	91,445	2,095
* MedAssets Inc.	56,993	1,228
Quality Systems Inc.	45,909	1,072
* Omnicell Inc.	36,152	877
* HealthStream Inc.	21,133	711
Computer Programs & Systems Inc.	10,916	671
* Vocera Communications Inc.	15,118	269
* Merge Healthcare Inc.	68,239	160
		35,920
Life Sciences Tools & Services (4.7%)
Thermo Fisher Scientific Inc.	373,812	37,699
Agilent Technologies Inc.	342,835	18,366
* Life Technologies Corp.	179,024	13,552
* Illumina Inc.	129,861	12,726
* Waters Corp.	88,391	8,798
* Mettler-Toledo International Inc.	31,003	7,644
* Covance Inc.	57,868	4,883
PerkinElmer Inc.	115,850	4,407
Techne Corp.	36,338	3,108
* Charles River Laboratories International Inc.	50,734	2,647
* Bio-Rad Laboratories Inc. Class A	20,660	2,533
* PAREXEL International Corp.	58,716	2,420
* Bruker Corp.	94,989	1,837
* Luminex Corp.	39,231	768
* Fluidigm Corp.	23,745	755
* Cambrex Corp.	31,119	607

*	Affymetrix Inc.		71,089	603
*	Accelerate Diagnostics Inc.		24,073	326
*	Sequenom Inc.		118,208	311
				123,990
Pharmaceuticals, Biotechnology & Life Sciences (39.5%)
	Johnson & Johnson		2,921,739	276,572
	Pfizer Inc.		6,863,778	217,788
	Merck & Co. Inc.		3,034,012	151,185
	Bristol-Myers Squibb Co.		1,706,908	87,701
	AbbVie Inc.		1,643,789	79,642
	Eli Lilly & Co.		1,051,321	52,797
	Allergan Inc.		307,789	29,871
*	Actavis plc		179,777	29,316
*	Mylan Inc.		395,630	17,459
	Zoetis Inc.		518,859	16,162
	Perrigo Co.		92,804	14,467
*	Forest Laboratories Inc.		250,585	12,857
*	Endo Health Solutions Inc.		118,315	7,950
*	Hospira Inc.		171,489	6,741
*	Jazz Pharmaceuticals plc		51,300	5,998
*	Salix Pharmaceuticals Ltd.		63,941	5,423
	Questcor Pharmaceuticals Inc.		62,326	3,615
*	ViroPharma Inc.		67,943	3,364
*	Mallinckrodt plc		59,697	3,102
*	Medicines Co.		64,966	2,378
*	Santarus Inc.		65,401	2,105
*	Akorn Inc.		74,795	1,926
*	Prestige Brands Holdings Inc.		52,772	1,860
*	Impax Laboratories Inc.		67,834	1,631
*	Pacira Pharmaceuticals Inc.		29,496	1,628
*	Nektar Therapeutics		114,253	1,435
*,^ Vivus Inc.			99,501	997
*	Auxilium Pharmaceuticals Inc.		48,734	995
*	AVANIR Pharmaceuticals Inc.		148,660	660
*	Cadence Pharmaceuticals Inc.		58,903	531
*	Depomed Inc.		59,027	521
	Hi-Tech Pharmacal Co. Inc.		11,931	518
*	Sagent Pharmaceuticals Inc.		14,729	334
*	Endocyte Inc.		27,244	314
*	Cempra Inc.		20,529	265
*	XenoPort Inc.		48,665	260
*	AcelRx Pharmaceuticals Inc.		26,063	255
*	Sciclone Pharmaceuticals Inc.		47,918	234
*	Ampio Pharmaceuticals Inc.		27,582	219
*	Pozen Inc.		109	1
*	Corcept Therapeutics Inc.		259	1
*	Supernus Pharmaceuticals Inc.		50	—
				1,041,078
Other (0.0%)
*	Cubist Pharmaceuticals, Inc. CVR		31,107	4
Total Common Stocks (Cost $1,950,903)				2,632,790
		Coupon
Temporary Cash Investment (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost $1,689)		0.127%	1,689,000	1,689

Total Investments (100.1%) (Cost $1,952,592)	2,634,479
Other Assets and Liabilities-Net (-0.1%)[2]	(1,548)
Net Assets (100%)	2,632,931

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,567,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $1,689,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,632,786	—	4
Temporary Cash Investments	1,689	—	—
Total	2,634,475	—	4

C. At November 30, 2013, the cost of investment securities for tax purposes was $1,952,592,000. Net unrealized appreciation of investment securities for tax purposes was $681,887,000, consisting of unrealized gains of $696,015,000 on securities that had risen in value since their purchase and $14,128,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Industrials Index Fund

Schedule of Investments
As of November 30, 2013

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Aerospace & Defense (22.0%)
	United Technologies Corp.	544,823	60,399
	Boeing Co.	448,016	60,146
	Honeywell International Inc.	466,047	41,250
	Lockheed Martin Corp.	170,516	24,157
	Precision Castparts Corp.	90,971	23,511
	Raytheon Co.	201,588	17,877
	General Dynamics Corp.	185,905	17,040
	Northrop Grumman Corp.	136,711	15,405
	Rockwell Collins Inc.	80,594	5,862
	Textron Inc.	175,307	5,825
	L-3 Communications Holdings Inc.	56,279	5,823
*	B/E Aerospace Inc.	64,023	5,570
	TransDigm Group Inc.	31,120	4,871
*	Hexcel Corp.	62,663	2,753
	Huntington Ingalls Industries Inc.	31,359	2,579
*	Spirit Aerosystems Holdings Inc. Class A	74,834	2,443
	Alliant Techsystems Inc.	20,097	2,436
	Triumph Group Inc.	32,262	2,385
	Exelis Inc.	117,511	2,076
*	Teledyne Technologies Inc.	22,173	2,056
*	Esterline Technologies Corp.	19,561	1,722
*	Moog Inc. Class A	24,615	1,690
*	DigitalGlobe Inc.	37,197	1,473
	Curtiss-Wright Corp.	26,312	1,389
	HEICO Corp. Class A	23,474	973
*	Orbital Sciences Corp.	37,483	880
	AAR Corp.	24,759	773
	HEICO Corp.	12,577	718
	Cubic Corp.	12,544	703
*	GenCorp Inc.	30,352	557
*	Taser International Inc.	32,104	552
	American Science & Engineering Inc.	5,125	367
*	Aerovironment Inc.	11,966	361
*	Engility Holdings Inc.	10,654	339
*	Astronics Corp.	6,227	326
	National Presto Industries Inc.	2,992	229
*	KEYW Holding Corp.	17,293	214
*	Kratos Defense & Security Solutions Inc.	28,122	188
*	Astronics Corp. Class B	1,734	90
*	LMI Aerospace Inc.	92	1
			318,009
Air Freight & Logistics (6.1%)
	United Parcel Service Inc. Class B	451,025	46,176
	FedEx Corp.	187,713	26,036
	CH Robinson Worldwide Inc.	99,639	5,842
	Expeditors International of Washington Inc.	129,175	5,611
	UTi Worldwide Inc.	65,273	1,032
*	Hub Group Inc. Class A	23,076	868

Forward Air Corp.	18,880	816
* Atlas Air Worldwide Holdings Inc.	16,152	620
* XPO Logistics Inc.	17,321	398
* Air Transport Services Group Inc.	32,450	252
* Park-Ohio Holdings Corp.	4,961	211
* Echo Global Logistics Inc.	8,755	180
* Pacer International Inc.	298	3
		88,045
Airlines (3.1%)
Delta Air Lines Inc.	535,490	15,518
* United Continental Holdings Inc.	225,904	8,867
Southwest Airlines Co.	441,550	8,208
Alaska Air Group Inc.	43,974	3,419
* US Airways Group Inc.	119,782	2,812
* Spirit Airlines Inc.	45,354	2,080
* JetBlue Airways Corp.	149,731	1,331
* Allegiant Travel Co. Class A	9,536	1,056
SkyWest Inc.	32,435	548
* Republic Airways Holdings Inc.	30,558	344
* Hawaiian Holdings Inc.	30,875	282
		44,465
Building Products (1.8%)
Masco Corp.	223,016	5,000
Fortune Brands Home & Security Inc.	103,169	4,498
* Owens Corning	70,577	2,764
AO Smith Corp.	49,479	2,679
Lennox International Inc.	29,947	2,468
* Armstrong World Industries Inc.	25,369	1,350
* USG Corp.	47,564	1,303
Simpson Manufacturing Co. Inc.	25,773	936
* Trex Co. Inc.	9,685	701
Universal Forest Products Inc.	12,453	647
Apogee Enterprises Inc.	17,942	643
AAON Inc.	18,364	565
* Nortek Inc.	5,730	419
Quanex Building Products Corp.	23,061	411
Griffon Corp.	31,658	407
* Gibraltar Industries Inc.	18,224	323
* NCI Building Systems Inc.	13,836	234
* American Woodmark Corp.	6,358	229
* Ply Gem Holdings Inc.	12,417	218
* Builders FirstSource Inc.	29,967	211
* Patrick Industries Inc.	4,236	132
		26,138
Commercial Services & Supplies (5.9%)
Waste Management Inc.	278,342	12,715
Tyco International Ltd.	288,967	11,021
* Stericycle Inc.	53,960	6,339
Republic Services Inc. Class A	181,006	6,319
ADT Corp.	125,070	5,073
Cintas Corp.	65,113	3,614
Waste Connections Inc.	73,301	3,221
Pitney Bowes Inc.	125,850	2,916
Iron Mountain Inc.	89,417	2,514
* Copart Inc.	70,617	2,431
KAR Auction Services Inc.	86,866	2,397

RR Donnelley & Sons Co.	113,321	2,096
* Clean Harbors Inc.	35,982	1,899
Deluxe Corp.	31,790	1,580
Covanta Holding Corp.	73,676	1,319
Healthcare Services Group Inc.	40,652	1,178
Herman Miller Inc.	36,670	1,170
Rollins Inc.	41,236	1,160
* Tetra Tech Inc.	40,534	1,159
HNI Corp.	28,391	1,125
United Stationers Inc.	24,076	1,083
Brink's Co.	29,948	1,004
* Mobile Mini Inc.	24,486	989
Mine Safety Appliances Co.	19,727	983
UniFirst Corp.	9,470	968
Steelcase Inc. Class A	55,555	907
Interface Inc. Class A	41,350	829
ABM Industries Inc.	28,984	806
G&K Services Inc. Class A	12,235	737
McGrath RentCorp	15,014	584
Knoll Inc.	30,188	536
* Team Inc.	12,229	500
* ACCO Brands Corp.	71,117	428
US Ecology Inc.	10,957	422
West Corp.	15,459	356
Quad/Graphics Inc.	13,550	353
* Consolidated Graphics Inc.	5,124	330
Viad Corp.	12,101	327
Multi-Color Corp.	8,133	308
Ennis Inc.	16,335	303
Kimball International Inc. Class B	17,856	266
* EnerNOC Inc.	15,164	260
* Standard Parking Corp.	9,565	234
* Performant Financial Corp.	17,684	185
* InnerWorkings Inc.	20,656	142
Schawk Inc. Class A	8,062	121
* Heritage-Crystal Clean Inc.	5,616	105
* Swisher Hygiene Inc.	958	1
		85,313
Construction & Engineering (2.7%)
Fluor Corp.	101,825	7,923
* Jacobs Engineering Group Inc.	81,808	4,890
Chicago Bridge & Iron Co. NV	59,556	4,567
* Quanta Services Inc.	131,007	3,879
KBR Inc.	92,408	3,126
URS Corp.	47,439	2,465
* Foster Wheeler AG	61,354	1,861
EMCOR Group Inc.	41,965	1,667
* AECOM Technology Corp.	56,723	1,648
* MasTec Inc.	35,989	1,139
Granite Construction Inc.	22,975	718
Primoris Services Corp.	21,033	605
* Dycom Industries Inc.	20,739	587
* Tutor Perini Corp.	23,711	581
* Aegion Corp. Class A	24,392	531
Comfort Systems USA Inc.	23,183	475
* MYR Group Inc.	13,132	334
Great Lakes Dredge & Dock Corp.	35,469	316

* Furmanite Corp.	23,420	265
* Northwest Pipe Co.	5,877	229
* Orion Marine Group Inc.	16,976	201
* Layne Christensen Co.	11,030	184
Pike Corp.	14,623	154
* Ameresco Inc. Class A	11,160	102
* Sterling Construction Co. Inc.	132	2
		38,449
Electrical Equipment (7.2%)
Emerson Electric Co.	446,649	29,921
Eaton Corp. plc	295,771	21,491
Rockwell Automation Inc.	86,681	9,845
Roper Industries Inc.	61,902	8,029
AMETEK Inc.	152,263	7,494
Hubbell Inc. Class B	32,639	3,522
* Sensata Technologies Holding NV	82,126	3,201
Acuity Brands Inc.	26,788	2,747
Generac Holdings Inc.	42,921	2,286
Babcock & Wilcox Co.	70,181	2,279
EnerSys Inc.	29,805	2,127
Regal-Beloit Corp.	26,730	1,967
Franklin Electric Co. Inc.	25,207	1,122
* Polypore International Inc.	28,021	1,064
Brady Corp. Class A	29,766	933
General Cable Corp.	31,032	904
* GrafTech International Ltd.	76,066	876
* SolarCity Corp.	16,488	862
AZZ Inc.	15,947	779
Encore Wire Corp.	12,237	615
* II-VI Inc.	33,100	541
* Thermon Group Holdings Inc.	16,581	477
Powell Industries Inc.	5,950	408
* Capstone Turbine Corp.	189,812	226
Global Power Equipment Group Inc.	10,735	210
* Power Solutions International Inc.	2,572	192
* Vicor Corp.	11,662	126
Preformed Line Products Co.	1,531	108
		104,352
Industrial Conglomerates (17.7%)
General Electric Co.	6,366,624	169,734
3M Co.	405,892	54,191
Danaher Corp.	369,527	27,641
Carlisle Cos. Inc.	39,731	2,921
Raven Industries Inc.	22,730	912
		255,399
Machinery (18.3%)
Caterpillar Inc.	404,872	34,252
Illinois Tool Works Inc.	265,968	21,166
Deere & Co.	227,371	19,154
Cummins Inc.	111,195	14,718
Ingersoll-Rand plc	181,971	12,996
PACCAR Inc.	221,137	12,673
Parker Hannifin Corp.	93,309	10,996
Dover Corp.	106,687	9,681
Pentair Ltd.	124,520	8,806
Stanley Black & Decker Inc.	95,067	7,737

Flowserve Corp.	87,907	6,275
Pall Corp.	69,593	5,825
Wabtec Corp.	60,100	4,147
Xylem Inc.	115,839	4,003
Snap-on Inc.	36,431	3,867
Joy Global Inc.	66,415	3,756
IDEX Corp.	51,399	3,666
Donaldson Co. Inc.	87,289	3,643
AGCO Corp.	60,801	3,543
Lincoln Electric Holdings Inc.	48,819	3,490
* WABCO Holdings Inc.	39,218	3,475
Graco Inc.	38,272	2,956
* Colfax Corp.	47,670	2,769
Timken Co.	51,106	2,645
* Middleby Corp.	11,940	2,637
Nordson Corp.	36,120	2,605
Trinity Industries Inc.	49,542	2,572
* Terex Corp.	69,539	2,526
SPX Corp.	25,510	2,414
Oshkosh Corp.	49,505	2,413
ITT Corp.	56,254	2,296
Toro Co.	36,134	2,230
Kennametal Inc.	46,808	2,222
Valmont Industries Inc.	15,035	2,176
CLARCOR Inc.	31,064	1,880
* Chart Industries Inc.	18,973	1,846
Crane Co.	28,916	1,802
Actuant Corp. Class A	43,469	1,699
Woodward Inc.	38,629	1,657
Manitowoc Co. Inc.	79,318	1,633
* Navistar International Corp.	35,065	1,409
Harsco Corp.	50,477	1,320
Mueller Industries Inc.	17,576	1,074
Barnes Group Inc.	28,529	1,041
Watts Water Technologies Inc. Class A	17,094	1,028
* Trimas Corp.	27,650	1,011
* RBC Bearings Inc.	14,409	985
Mueller Water Products Inc. Class A	98,881	851
CIRCOR International Inc.	9,898	785
* EnPro Industries Inc.	13,064	739
Tennant Co.	10,924	713
* Proto Labs Inc.	9,459	703
Albany International Corp.	16,837	619
Lindsay Corp.	8,054	615
* Federal Signal Corp.	39,070	611
Briggs & Stratton Corp.	30,021	607
* Rexnord Corp.	24,284	590
ESCO Technologies Inc.	16,554	564
Sun Hydraulics Corp.	13,090	562
John Bean Technologies Corp.	18,165	537
* Wabash National Corp.	42,901	521
Titan International Inc.	30,003	518
Altra Holdings Inc.	16,904	514
* Greenbrier Cos. Inc.	16,202	506
Hyster-Yale Materials Handling Inc.	5,872	489
* Meritor Inc.	60,665	483
Standex International Corp.	7,943	468

Astec Industries Inc.	12,188	446
* Blount International Inc.	30,678	445
Gorman-Rupp Co.	9,860	415
* ExOne Co.	6,655	355
* Columbus McKinnon Corp.	11,549	320
Kadant Inc.	7,092	294
LB Foster Co. Class A	5,998	281
Alamo Group Inc.	4,496	264
American Railcar Industries Inc.	5,999	260
Douglas Dynamics Inc.	13,841	221
FreightCar America Inc.	7,463	174
Global Brass & Copper Holdings Inc.	8,462	140
Twin Disc Inc.	4,859	140
Dynamic Materials Corp.	116	3
* Commercial Vehicle Group Inc.	210	2
* Accuride Corp.	360	1
Ampco-Pittsburgh Corp.	66	1
		264,472
Marine (0.3%)
* Kirby Corp.	31,911	3,014
Matson Inc.	26,762	670
		3,684
Professional Services (3.5%)
Nielsen Holdings NV	165,065	7,124
* Verisk Analytics Inc. Class A	94,748	6,169
Equifax Inc.	75,360	5,074
Towers Watson & Co. Class A	40,755	4,589
* IHS Inc. Class A	37,002	4,234
Manpowergroup Inc.	48,924	3,910
Robert Half International Inc.	87,260	3,371
Dun & Bradstreet Corp.	24,259	2,835
Corporate Executive Board Co.	21,024	1,548
* Advisory Board Co.	22,224	1,438
* FTI Consulting Inc.	25,176	1,131
* WageWorks Inc.	19,207	1,101
* On Assignment Inc.	28,290	963
* Huron Consulting Group Inc.	14,559	865
* Korn/Ferry International	30,411	704
* TrueBlue Inc.	25,539	652
Exponent Inc.	8,230	637
* Navigant Consulting Inc.	31,507	617
Insperity Inc.	13,528	477
Acacia Research Corp.	30,908	460
* ICF International Inc.	12,294	445
Kelly Services Inc. Class A	17,996	418
Resources Connection Inc.	25,612	364
* GP Strategies Corp.	11,953	357
Kforce Inc.	17,189	347
* RPX Corp.	17,626	291
* CBIZ Inc.	26,892	241
* Mistras Group Inc.	10,504	211
Heidrick & Struggles International Inc.	10,191	186
CDI Corp.	8,960	141
* Pendrell Corp.	65,563	140
* CRA International Inc.	2,171	40
		51,080

Road & Rail (8.3%)
Union Pacific Corp.	289,947	46,983
CSX Corp.	636,843	17,367
Norfolk Southern Corp.	195,010	17,100
Kansas City Southern	68,882	8,336
* Hertz Global Holdings Inc.	250,254	6,071
JB Hunt Transport Services Inc.	58,809	4,422
* Genesee & Wyoming Inc. Class A	32,381	3,115
* Avis Budget Group Inc.	67,280	2,480
Ryder System Inc.	32,426	2,265
* Old Dominion Freight Line Inc.	40,429	2,083
Landstar System Inc.	29,127	1,635
Con-way Inc.	35,241	1,459
* Swift Transportation Co.	51,915	1,202
* AMERCO	4,894	1,134
Knight Transportation Inc.	37,442	669
Werner Enterprises Inc.	27,418	660
Heartland Express Inc.	29,098	533
* Saia Inc.	15,115	525
Arkansas Best Corp.	15,316	498
* Roadrunner Transportation Systems Inc.	16,460	451
Marten Transport Ltd.	15,511	301
Celadon Group Inc.	13,883	289
* Quality Distribution Inc.	15,025	184
* Patriot Transportation Holding Inc.	3,904	167
		119,929
Trading Companies & Distributors (2.9%)
WW Grainger Inc.	36,957	9,532
Fastenal Co.	176,193	8,198
* United Rentals Inc.	58,314	4,008
* WESCO International Inc.	27,565	2,370
MSC Industrial Direct Co. Inc. Class A	30,331	2,331
* MRC Global Inc.	63,315	1,937
Air Lease Corp. Class A	60,461	1,915
Watsco Inc.	15,921	1,528
GATX Corp.	27,801	1,395
TAL International Group Inc.	21,129	1,155
Applied Industrial Technologies Inc.	23,656	1,144
* Beacon Roofing Supply Inc.	30,388	1,130
* HD Supply Holdings Inc.	41,455	873
Aircastle Ltd.	42,856	802
* DXP Enterprises Inc.	6,238	611
Kaman Corp.	15,252	608
* H&E Equipment Services Inc.	18,677	533
* Rush Enterprises Inc. Class A	17,975	525
Aceto Corp.	16,445	354
* CAI International Inc.	10,311	237
* Titan Machinery Inc.	11,324	202
Houston Wire & Cable Co.	144	2
		41,390
Transportation Infrastructure (0.2%)
Macquarie Infrastructure Co. LLC	31,384	1,711
* Wesco Aircraft Holdings Inc.	38,252	799
		2,510

Total Investments (100.0%) (Cost $1,240,920)	1,443,235
Other Assets and Liabilities-Net (0.0%)	485
Net Assets (100%)	1,443,720
* Non-income-producing security.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2013, the cost of investment securities for tax purposes was $1,241,045,000. Net unrealized appreciation of investment securities for tax purposes was $202,190,000, consisting of unrealized gains of $212,115,000 on securities that had risen in value since their purchase and $9,925,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Information Technology Index Fund

Schedule of Investments
As of November 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Communications Equipment (9.0%)
QUALCOMM Inc.	2,102,801	154,724
Cisco Systems Inc.	6,551,243	139,214
Motorola Solutions Inc.	293,303	19,323
* Juniper Networks Inc.	621,335	12,594
Harris Corp.	131,075	8,456
* F5 Networks Inc.	96,232	7,916
* Brocade Communications Systems Inc.	514,341	4,521
* JDS Uniphase Corp.	291,508	3,539
* ARRIS Group Inc.	169,601	3,480
* Riverbed Technology Inc.	191,540	3,314
* ViaSat Inc.	52,976	3,187
* Ciena Corp.	125,289	2,783
* EchoStar Corp. Class A	51,398	2,572
* Finisar Corp.	117,290	2,427
Plantronics Inc.	53,838	2,408
* Aruba Networks Inc.	132,332	2,361
* Polycom Inc.	174,584	1,877
ADTRAN Inc.	68,894	1,769
InterDigital Inc.	50,167	1,700
* NETGEAR Inc.	47,016	1,510
* Infinera Corp.	145,198	1,350
* Palo Alto Networks Inc.	26,320	1,315
Ubiquiti Networks Inc.	26,745	1,054
* CalAmp Corp.	41,130	1,026
Tellabs Inc.	413,725	1,014
* Harmonic Inc.	123,577	951
* Ruckus Wireless Inc.	70,850	924
* Emulex Corp.	111,017	828
* Ixia	59,738	776
* Sonus Networks Inc.	258,451	752
* Extreme Networks Inc.	96,463	670
Comtech Telecommunications Corp.	20,533	660
Black Box Corp.	19,738	553
* ShoreTel Inc.	64,552	522
* Calix Inc.	41,623	426
* Procera Networks Inc.	24,861	380
* Globecomm Systems Inc.	25,981	367
* Digi International Inc.	31,369	361
* Oplink Communications Inc.	22,086	358
* Anaren Inc.	12,124	338
* Alliance Fiber Optic Products Inc.	15,490	228
* Mitel Networks Corp.	23,004	198
Bel Fuse Inc. Class B	40	1
		394,727
Computer Peripherals (19.4%)
Apple Inc.	1,113,791	619,346
Hewlett-Packard Co.	2,364,034	64,656
EMC Corp.	2,550,835	60,837

SanDisk Corp.	294,601	20,077
Western Digital Corp.	261,491	19,622
Seagate Technology plc	394,429	19,343
NetApp Inc.	416,961	17,200
* 3D Systems Corp.	118,394	8,899
* NCR Corp.	203,571	7,115
Lexmark International Inc. Class A	76,943	2,721
Diebold Inc.	73,897	2,522
* Electronics For Imaging Inc.	56,714	2,246
* QLogic Corp.	108,895	1,351
* Cray Inc.	45,953	1,094
* Fusion-io Inc.	92,599	930
* Super Micro Computer Inc.	38,713	615
* Silicon Graphics International Corp.	36,783	490
* Quantum Corp.	290,984	364
* Avid Technology Inc.	38,229	338
* Imation Corp.	160	1
		849,767
Electronic Equipment, Instruments & Components (4.3%)
Corning Inc.	1,790,207	30,577
TE Connectivity Ltd.	506,899	26,724
Amphenol Corp. Class A	195,443	16,613
* Trimble Navigation Ltd.	314,695	10,039
Avnet Inc.	168,261	6,714
* Arrow Electronics Inc.	122,738	6,301
* Flextronics International Ltd.	750,347	5,688
FLIR Systems Inc.	174,371	5,174
FEI Co.	51,225	4,664
Jabil Circuit Inc.	223,860	4,538
* Ingram Micro Inc.	187,515	4,395
National Instruments Corp.	122,475	3,828
Belden Inc.	53,687	3,759
Molex Inc. Class A	96,288	3,719
Cognex Corp.	100,848	3,323
Molex Inc.	81,651	3,155
* Anixter International Inc.	33,963	3,002
IPG Photonics Corp.	41,132	2,983
Littelfuse Inc.	27,445	2,386
* Tech Data Corp.	46,029	2,386
* SYNNEX Corp.	34,635	2,291
Coherent Inc.	30,099	2,078
* Vishay Intertechnology Inc.	160,417	2,074
Dolby Laboratories Inc. Class A	56,950	2,046
* Itron Inc.	48,162	2,040
* OSI Systems Inc.	23,215	1,781
* Universal Display Corp.	47,987	1,733
* Plexus Corp.	41,541	1,677
* Sanmina Corp.	102,840	1,592
* Benchmark Electronics Inc.	66,513	1,528
* ScanSource Inc.	33,996	1,427
* Rogers Corp.	21,387	1,343
MTS Systems Corp.	19,225	1,340
* Insight Enterprises Inc.	53,286	1,283
Methode Electronics Inc.	43,068	1,246
* FARO Technologies Inc.	20,767	1,133
* Measurement Specialties Inc.	18,406	1,019
Badger Meter Inc.	16,575	910

	AVX Corp.	61,788	848
*	Rofin-Sinar Technologies Inc.	32,618	842
*	InvenSense Inc.	47,952	829
*	Newport Corp.	47,465	814
*	Checkpoint Systems Inc.	49,992	722
	Park Electrochemical Corp.	24,090	716
	Daktronics Inc.	44,326	678
	CTS Corp.	36,808	669
*	TTM Technologies Inc.	65,627	637
*	Fabrinet	31,770	629
*	DTS Inc.	22,407	502
*	RealD Inc.	54,806	491
	Electro Rent Corp.	21,819	465
*	Mercury Systems Inc.	39,519	432
*	GSI Group Inc.	37,036	407
	Electro Scientific Industries Inc.	35,878	369
*	Kemet Corp.	54,895	329
*	Maxwell Technologies Inc.	33,740	268
*	PC Connection Inc.	11,180	243
*	Zygo Corp.	14,479	228
*,^ Uni-Pixel Inc.		13,810	178
*	Multi-Fineline Electronix Inc.	11,742	166
*	Audience Inc.	11,303	114
*	Agilysys Inc.	70	1
*	Aeroflex Holding Corp.	82	1
			190,087
Internet Software & Services (16.3%)
*	Google Inc. Class A	335,792	355,802
*	Facebook Inc. Class A	2,116,303	99,487
*	eBay Inc.	1,428,287	72,157
*	Yahoo! Inc.	1,188,189	43,939
*	LinkedIn Corp. Class A	121,294	27,174
*	VeriSign Inc.	175,978	10,006
*	Akamai Technologies Inc.	218,434	9,768
*	Equinix Inc.	60,658	9,748
*	CoStar Group Inc.	35,127	6,542
*	Rackspace Hosting Inc.	144,801	5,533
	IAC/InterActiveCorp	94,590	5,412
*	Pandora Media Inc.	173,290	4,921
	MercadoLibre Inc.	40,685	4,504
*	Yelp Inc. Class A	70,011	4,249
	AOL Inc.	94,509	4,213
*	Twitter Inc.	86,543	3,598
*	Zillow Inc. Class A	34,401	2,705
	j2 Global Inc.	48,385	2,321
*	Dealertrack Technologies Inc.	53,809	2,249
*	OpenTable Inc.	26,764	2,237
*	Cornerstone OnDemand Inc.	44,209	2,229
*	VistaPrint NV	36,348	2,084
*	ValueClick Inc.	86,518	1,852
	NIC Inc.	75,362	1,837
*	WebMD Health Corp.	43,373	1,677
*	Demandware Inc.	27,533	1,560
*	Web.com Group Inc.	49,657	1,418
*	Envestnet Inc.	35,104	1,395
*	Blucora Inc.	47,448	1,380
*	SPS Commerce Inc.	19,707	1,296

*	Trulia Inc.	36,986	1,270
*	Shutterstock Inc.	14,825	1,097
*	comScore Inc.	39,302	1,069
*	Constant Contact Inc.	37,479	1,026
*	LogMeIn Inc.	26,681	921
*	Bankrate Inc.	48,733	913
*	Perficient Inc.	38,918	844
*	Monster Worldwide Inc.	142,355	801
*	Stamps.com Inc.	16,919	779
*	Responsys Inc.	45,243	765
*	LivePerson Inc.	60,558	744
*	Liquidity Services Inc.	30,974	718
*	SciQuest Inc.	24,962	698
*	Digital River Inc.	38,714	692
	EarthLink Inc.	124,993	681
*	Move Inc.	41,461	641
*	Xoom Corp.	22,109	611
*	Angie's List Inc.	39,021	508
*	XO Group Inc.	31,049	487
*	ChannelAdvisor Corp.	13,841	475
*	Marketo Inc.	16,180	471
*	Internap Network Services Corp.	59,479	457
*	IntraLinks Holdings Inc.	41,499	453
*	Brightcove Inc.	31,619	450
*	Global Eagle Entertainment Inc.	24,218	372
*	Dice Holdings Inc.	50,665	369
*	Bazaarvoice Inc.	43,997	348
*	QuinStreet Inc.	34,025	298
	Marchex Inc. Class B	27,946	262
*	Vocus Inc.	24,554	245
*	E2open Inc.	10,923	243
*	RealNetworks Inc.	28,140	219
*	Millennial Media Inc.	33,987	216
*	Demand Media Inc.	37,252	205
*	Travelzoo Inc.	9,468	203
*	Carbonite Inc.	14,444	179
*	Marin Software Inc.	19,828	174
*	Tremor Video Inc.	12,099	56
*	TechTarget Inc.	1,067	6
*	Limelight Networks Inc.	278	1
			714,260
IT Services (18.5%)
	International Business Machines Corp.	1,275,619	229,203
	Visa Inc. Class A	630,729	128,328
	MasterCard Inc. Class A	127,970	97,361
	Accenture plc Class A	790,420	61,234
	Automatic Data Processing Inc.	591,808	47,356
*	Cognizant Technology Solutions Corp. Class A	369,435	34,686
	Fidelity National Information Services Inc.	358,358	18,162
	Paychex Inc.	403,280	17,635
*	Fiserv Inc.	159,438	17,521
*	Alliance Data Systems Corp.	59,747	14,474
	Western Union Co.	676,580	11,279
*	FleetCor Technologies Inc.	85,145	10,369
	Computer Sciences Corp.	180,953	9,522
*	Teradata Corp.	200,034	9,130
*	Gartner Inc.	114,456	7,400

Total System Services Inc.	209,053	6,491
Jack Henry & Associates Inc.	104,744	5,946
Global Payments Inc.	93,081	5,869
Broadridge Financial Solutions Inc.	145,933	5,567
* Vantiv Inc. Class A	151,496	4,590
* WEX Inc.	45,095	4,476
Leidos Holdings Inc.	88,739	4,315
* NeuStar Inc. Class A	78,885	3,846
MAXIMUS Inc.	83,381	3,794
* CoreLogic Inc.	104,954	3,697
Lender Processing Services Inc.	104,090	3,655
* VeriFone Systems Inc.	132,470	3,393
DST Systems Inc.	36,922	3,260
* Acxiom Corp.	90,247	3,003
* Euronet Worldwide Inc.	55,392	2,684
Convergys Corp.	128,350	2,634
* Cardtronics Inc.	54,835	2,335
* Sapient Corp.	136,462	2,147
Heartland Payment Systems Inc.	45,275	2,033
* CACI International Inc. Class A	27,206	1,953
Science Applications International Corp.	50,797	1,872
Syntel Inc.	20,447	1,807
EVERTEC Inc.	80,010	1,766
* Unisys Corp.	53,803	1,478
* iGATE Corp.	38,802	1,299
Booz Allen Hamilton Holding Corp. Class A	69,547	1,216
CSG Systems International Inc.	41,311	1,193
* Sykes Enterprises Inc.	48,573	1,075
* ExlService Holdings Inc.	38,033	1,003
ManTech International Corp. Class A	29,297	843
* Virtusa Corp.	22,436	792
* Global Cash Access Holdings Inc.	80,849	788
Cass Information Systems Inc.	11,898	747
* TeleTech Holdings Inc.	28,596	734
* ServiceSource International Inc.	63,766	619
* MoneyGram International Inc.	28,345	598
* EPAM Systems Inc.	16,644	590
Forrester Research Inc.	13,724	549
Computer Task Group Inc.	18,410	350
* CIBER Inc.	86,621	343
* Higher One Holdings Inc.	33,856	333
		809,343
Office Electronics (0.4%)
Xerox Corp.	1,435,306	16,334
* Zebra Technologies Corp.	62,253	3,227
		19,561
Semiconductors & Semiconductor Equipment (11.8%)
Intel Corp.	6,107,064	145,592
Texas Instruments Inc.	1,349,873	58,045
* Micron Technology Inc.	1,272,954	26,859
Applied Materials Inc.	1,474,442	25,508
Analog Devices Inc.	380,909	18,367
Broadcom Corp. Class A	648,439	17,307
Xilinx Inc.	326,430	14,503
Avago Technologies Ltd. Class A	302,677	13,539
KLA-Tencor Corp.	203,221	12,980

	Altera Corp.	391,404	12,623
	Linear Technology Corp.	285,951	12,167
	NVIDIA Corp.	709,276	11,065
	Microchip Technology Inc.	242,015	10,477
*	Lam Research Corp.	200,016	10,423
	Maxim Integrated Products Inc.	349,206	9,945
*	Cree Inc.	147,252	8,217
	Marvell Technology Group Ltd.	485,337	6,906
*	Skyworks Solutions Inc.	230,138	6,119
	LSI Corp.	671,000	5,415
*	First Solar Inc.	89,854	5,375
*	Teradyne Inc.	234,988	4,002
*	Atmel Corp.	523,006	4,001
*	ON Semiconductor Corp.	550,022	3,900
*	SunEdison Inc.	303,832	3,862
*	Microsemi Corp.	113,471	2,772
*,^ Advanced Micro Devices Inc.		751,489	2,735
*	Semtech Corp.	82,333	2,447
*	Hittite Microwave Corp.	38,424	2,430
*	Cavium Inc.	62,740	2,271
*	International Rectifier Corp.	86,856	2,079
*	Synaptics Inc.	41,085	2,075
*	Fairchild Semiconductor International Inc.	155,503	1,980
	Power Integrations Inc.	36,363	1,944
	MKS Instruments Inc.	64,698	1,926
*	Silicon Laboratories Inc.	49,279	1,924
*	Entegris Inc.	170,230	1,869
*	Mellanox Technologies Ltd.	47,702	1,858
*	Integrated Device Technology Inc.	184,149	1,827
*	RF Micro Devices Inc.	343,830	1,815
	Cypress Semiconductor Corp.	174,318	1,689
	Intersil Corp. Class A	155,578	1,637
*	SunPower Corp. Class A	51,693	1,568
*	Cirrus Logic Inc.	77,355	1,561
*	Veeco Instruments Inc.	47,820	1,541
*	TriQuint Semiconductor Inc.	191,840	1,512
*	PMC - Sierra Inc.	249,077	1,494
*	GT Advanced Technologies Inc.	151,614	1,487
	Monolithic Power Systems Inc.	41,685	1,392
	Tessera Technologies Inc.	66,308	1,326
*	Cabot Microelectronics Corp.	28,503	1,285
*	ATMI Inc.	38,939	1,192
*	Kulicke & Soffa Industries Inc.	91,523	1,155
*	Freescale Semiconductor Ltd.	77,774	1,132
*	Applied Micro Circuits Corp.	89,683	1,126
*	Rambus Inc.	129,390	1,111
*	OmniVision Technologies Inc.	68,424	1,097
*	Advanced Energy Industries Inc.	45,698	1,089
*	Diodes Inc.	44,878	917
*	Ultratech Inc.	33,817	895
*	Spansion Inc. Class A	71,326	884
	Brooks Automation Inc.	81,579	862
*	Lattice Semiconductor Corp.	141,066	786
*	PDF Solutions Inc.	31,091	721
*	Magnachip Semiconductor Corp.	34,526	701
*	Amkor Technology Inc.	106,829	641
*	Photronics Inc.	74,083	640

* Exar Corp.	49,833	610
Micrel Inc.	60,650	589
* Silicon Image Inc.	95,090	515
* Entropic Communications Inc.	103,213	512
* Nanometrics Inc.	26,872	507
* Ceva Inc.	27,060	433
* Rudolph Technologies Inc.	38,015	428
* LTX-Credence Corp.	58,106	420
* Ambarella Inc.	16,651	413
* Integrated Silicon Solution Inc.	34,346	407
IXYS Corp.	29,758	366
* FormFactor Inc.	65,035	352
* Inphi Corp.	26,806	335
* NVE Corp.	5,848	333
* Kopin Corp.	78,024	318
Supertex Inc.	11,860	308
Cohu Inc.	28,681	284
* M/A-COM Technology Solutions Holdings Inc.	13,849	222
* Peregrine Semiconductor Corp.	21,066	194
* Intermolecular Inc.	21,486	122
* Pericom Semiconductor Corp.	106	1
* Rubicon Technology Inc.	88	1
* Sigma Designs Inc.	148	1
* Alpha & Omega Semiconductor Ltd.	92	1
		518,262
Software (20.3%)
Microsoft Corp.	9,700,625	369,885
Oracle Corp.	4,258,754	150,291
* Salesforce.com Inc.	694,078	36,155
* Adobe Systems Inc.	584,973	33,215
Intuit Inc.	345,831	25,671
Symantec Corp.	857,359	19,282
* Citrix Systems Inc.	229,772	13,630
CA Inc.	391,026	12,904
* Autodesk Inc.	272,717	12,340
* Red Hat Inc.	232,159	10,877
* ANSYS Inc.	113,221	9,700
Activision Blizzard Inc.	553,706	9,529
* Splunk Inc.	116,487	8,406
* Electronic Arts Inc.	375,934	8,338
* VMware Inc. Class A	103,257	8,326
* ServiceNow Inc.	150,890	8,014
* Synopsys Inc.	189,298	6,934
* Workday Inc. Class A	81,016	6,672
FactSet Research Systems Inc.	50,439	5,700
* Concur Technologies Inc.	58,467	5,677
Solera Holdings Inc.	84,430	5,636
* Ultimate Software Group Inc.	34,199	5,359
* Informatica Corp.	132,836	5,155
* MICROS Systems Inc.	93,866	5,042
* PTC Inc.	145,987	4,750
* Cadence Design Systems Inc.	348,453	4,617
* TIBCO Software Inc.	190,198	4,597
* Aspen Technology Inc.	114,337	4,520
* Nuance Communications Inc.	304,293	4,114
* CommVault Systems Inc.	54,430	4,074
* NetSuite Inc.	40,918	3,931

*	Tyler Technologies Inc.	37,133	3,810
*	SS&C Technologies Holdings Inc.	85,206	3,673
*	Guidewire Software Inc.	68,211	3,256
*	Zynga Inc. Class A	723,086	3,145
*	ACI Worldwide Inc.	48,582	3,135
*	Fortinet Inc.	169,645	2,901
	Compuware Corp.	263,523	2,896
*	Manhattan Associates Inc.	23,706	2,851
*	SolarWinds Inc.	83,335	2,787
*	Qlik Technologies Inc.	107,909	2,706
	Mentor Graphics Corp.	116,770	2,630
	Fair Isaac Corp.	43,084	2,542
*	Verint Systems Inc.	64,416	2,443
*	Rovi Corp.	126,537	2,328
	Advent Software Inc.	58,796	2,067
	Blackbaud Inc.	55,789	2,018
*	TiVo Inc.	149,527	1,918
*	Progress Software Corp.	63,888	1,683
*	Take-Two Interactive Software Inc.	102,781	1,682
*	Bottomline Technologies de Inc.	46,174	1,596
	Monotype Imaging Holdings Inc.	47,689	1,486
*	MicroStrategy Inc. Class A	11,122	1,438
*	Tableau Software Inc. Class A	20,916	1,371
*	Netscout Systems Inc.	42,960	1,307
*	Interactive Intelligence Group Inc.	19,383	1,261
*	RealPage Inc.	56,063	1,256
*	Synchronoss Technologies Inc.	39,527	1,254
*,^ VirnetX Holding Corp.		52,889	1,059
	Pegasystems Inc.	20,864	1,051
*	PROS Holdings Inc.	27,186	1,048
*	Infoblox Inc.	30,492	969
*	Comverse Inc.	27,025	905
*	Imperva Inc.	19,445	875
*	BroadSoft Inc.	32,417	861
*	Ellie Mae Inc.	30,340	856
*	Accelrys Inc.	68,615	668
	Epiq Systems Inc.	37,605	629
*	Proofpoint Inc.	19,717	601
	Ebix Inc.	43,081	600
*	Tangoe Inc.	36,483	574
*	Seachange International Inc.	37,988	564
*	Silver Spring Networks Inc.	22,780	471
*	Actuate Corp.	54,985	432
*	Qualys Inc.	17,465	432
*	Net 1 UEPS Technologies Inc.	47,469	389
	ePlus Inc.	6,001	324
*	Jive Software Inc.	28,520	316
*	VASCO Data Security International Inc.	38,633	297
*,^ Vringo Inc.		90,932	290
*	Gigamon Inc.	9,303	272
*	Rosetta Stone Inc.	20,119	231
*	Telenav Inc.	21,847	154
*	Cyan Inc.	11,297	50
			889,699
Total Common Stocks (Cost $3,374,217)			4,385,706

	Coupon
Temporary Cash Investment (0.0%)
[1,2] Vanguard Market Liquidity Fund (Cost
$1,189)	0.127%	1,189,102	1,189
Total Investments (100.0%) (Cost $3,375,406)			4,386,895
Other Assets and Liabilities-Net (0.0%)[2]			(57)
Net Assets (100%)			4,386,838

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,063,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $1,189,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2013, the cost of investment securities for tax purposes was $3,375,406,000. Net unrealized appreciation of investment securities for tax purposes was $1,011,489,000, consisting of unrealized gains of $1,085,634,000 on securities that had risen in value since their purchase and $74,145,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Materials Index Fund

Schedule of Investments
As of November 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Chemicals (67.1%)
Monsanto Co.	764,537	86,645
EI du Pont de Nemours & Co.	1,324,383	81,291
Dow Chemical Co.	1,735,662	67,795
Praxair Inc.	422,813	53,384
LyondellBasell Industries NV Class A	609,940	47,075
Ecolab Inc.	388,997	41,689
PPG Industries Inc.	205,000	37,732
Air Products & Chemicals Inc.	300,579	32,712
Sherwin-Williams Co.	125,241	22,923
Mosaic Co.	426,181	20,414
CF Industries Holdings Inc.	82,148	17,857
Eastman Chemical Co.	221,272	17,045
Sigma-Aldrich Corp.	172,464	14,873
FMC Corp.	195,474	14,242
Celanese Corp. Class A	228,920	12,849
International Flavors & Fragrances Inc.	117,349	10,368
Airgas Inc.	94,818	10,300
* WR Grace & Co.	104,527	10,038
Ashland Inc.	105,397	9,600
Valspar Corp.	119,815	8,460
Albemarle Corp.	116,858	8,029
RPM International Inc.	190,291	7,535
Rockwood Holdings Inc.	101,828	6,971
Huntsman Corp.	294,628	6,756
NewMarket Corp.	15,264	4,945
Axiall Corp.	100,043	4,532
Cabot Corp.	91,497	4,465
Cytec Industries Inc.	49,719	4,449
PolyOne Corp.	132,182	4,291
Scotts Miracle-Gro Co. Class A	66,610	3,902
Westlake Chemical Corp.	33,820	3,807
* Chemtura Corp.	141,514	3,736
HB Fuller Co.	72,111	3,694
Sensient Technologies Corp.	71,758	3,526
Minerals Technologies Inc.	49,641	2,949
Olin Corp.	115,069	2,857
Balchem Corp.	42,597	2,520
* Taminco Corp.	94,405	2,032
Tronox Ltd. Class A	89,108	1,893
Stepan Co.	26,920	1,708
* Ferro Corp.	118,851	1,656
Innospec Inc.	33,722	1,643
* Calgon Carbon Corp.	77,533	1,606
Quaker Chemical Corp.	18,890	1,531
* OM Group Inc.	46,222	1,522
Innophos Holdings Inc.	31,476	1,510
* Flotek Industries Inc.	69,436	1,454
A Schulman Inc.	42,206	1,443
Koppers Holdings Inc.	29,667	1,406

Intrepid Potash Inc.	82,043	1,268
* Kraton Performance Polymers Inc.	46,622	1,086
American Vanguard Corp.	34,935	1,004
* LSB Industries Inc.	27,348	877
Tredegar Corp.	32,420	849
* Zoltek Cos. Inc.	41,627	696
* OMNOVA Solutions Inc.	67,092	588
Kronos Worldwide Inc.	32,920	548
Zep Inc.	27,654	533
Hawkins Inc.	13,708	518
FutureFuel Corp.	27,904	466
* Landec Corp.	32,012	376
* Arabian American Development Co.	5,514	57
		724,526
Construction Materials (2.3%)
Vulcan Materials Co.	186,329	10,503
Martin Marietta Materials Inc.	66,421	6,414
Eagle Materials Inc.	67,585	5,272
* Texas Industries Inc.	20,429	1,187
* Headwaters Inc.	104,715	1,012
* United States Lime & Minerals Inc.	2,398	138
		24,526
Containers & Packaging (9.1%)
Ball Corp.	197,839	9,888
Rock Tenn Co. Class A	103,344	9,758
MeadWestvaco Corp.	254,799	8,946
* Crown Holdings Inc.	202,071	8,919
Packaging Corp. of America	140,926	8,633
Sealed Air Corp.	266,846	8,569
* Owens-Illinois Inc.	223,884	7,388
Avery Dennison Corp.	140,757	6,883
Aptargroup Inc.	95,041	6,170
Sonoco Products Co.	144,120	5,774
Bemis Co. Inc.	147,782	5,768
* Graphic Packaging Holding Co.	372,517	3,345
Silgan Holdings Inc.	63,920	2,988
* Berry Plastics Group Inc.	107,828	2,313
Greif Inc. Class A	36,344	1,997
Myers Industries Inc.	38,355	776
* AEP Industries Inc.	5,177	267
		98,382
Metals & Mining (16.8%)
Freeport-McMoRan Copper & Gold Inc.	1,488,445	51,634
Nucor Corp.	456,527	23,310
Newmont Mining Corp.	713,906	17,726
Alcoa Inc.	1,533,867	14,741
Reliance Steel & Aluminum Co.	110,552	8,129
Steel Dynamics Inc.	316,652	5,769
United States Steel Corp.	207,353	5,559
Cliffs Natural Resources Inc.	219,932	5,501
Allegheny Technologies Inc.	155,082	5,152
Carpenter Technology Corp.	72,011	4,342
Royal Gold Inc.	92,587	4,175
Compass Minerals International Inc.	47,889	3,426
Worthington Industries Inc.	75,780	3,177
Commercial Metals Co.	159,288	3,093

	US Silica Holdings Inc.		69,024	2,382
*	SunCoke Energy Inc.		100,955	2,289
*	Stillwater Mining Co.		171,085	1,921
	Kaiser Aluminum Corp.		26,733	1,800
	Globe Specialty Metals Inc.		97,002	1,727
*	Coeur Mining Inc.		145,446	1,603
*	RTI International Metals Inc.		42,695	1,489
	Hecla Mining Co.		489,901	1,445
	Walter Energy Inc.		89,721	1,277
*	Molycorp Inc.		251,981	1,205
	AMCOL International Corp.		37,054	1,155
	Schnitzer Steel Industries Inc.		37,219	1,140
*,^ AK Steel Holding Corp.			194,031	1,098
*	Horsehead Holding Corp.		71,366	1,068
	Haynes International Inc.		17,760	963
	Materion Corp.		28,038	806
*	Century Aluminum Co.		75,945	684
*	McEwen Mining Inc.		321,033	652
*	Allied Nevada Gold Corp.		141,220	469
	Olympic Steel Inc.		13,268	372
*	AM Castle & Co.		23,174	324
	Gold Resource Corp.		49,701	256
*	General Moly Inc.		15,883	19
*	Paramount Gold and Silver Corp.		1,765	2
	Noranda Aluminum Holding Corp.		453	1
				181,881
Paper & Forest Products (4.7%)
	International Paper Co.		607,579	28,344
	Domtar Corp.		47,218	4,038
*	Louisiana-Pacific Corp.		200,561	3,289
	KapStone Paper and Packaging Corp.		61,286	3,265
	Schweitzer-Mauduit International Inc.		45,175	2,331
*	Resolute Forest Products Inc.		136,749	2,215
	PH Glatfelter Co.		61,486	1,721
*	Clearwater Paper Corp.		28,620	1,515
*	Boise Cascade Co.		44,775	1,149
	Deltic Timber Corp.		16,453	1,037
	Neenah Paper Inc.		22,905	962
	Wausau Paper Corp.		56,408	685
*	Mercer International Inc.		55,817	530
				51,081
Total Common Stocks (Cost $953,388)				1,080,396
		Coupon
Temporary Cash Investment (0.0%)
Money Market Fund
[1,2] Vanguard Market Liquidity Fund (Cost $298)		0.127%	298,202	298
Total Investments (100.0%) (Cost $953,686)				1,080,694
Other Assets and Liabilities-Net (0.0%)[2]				(300)
Net Assets (100%)				1,080,394

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $281,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $298,000 of collateral received for securities on loan.

Materials Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2013, the cost of investment securities for tax purposes was $953,686,000. Net unrealized appreciation of investment securities for tax purposes was $127,008,000, consisting of unrealized gains of $242,955,000 on securities that had risen in value since their purchase and $115,947,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Telecommunication Services Index Fund

Schedule of Investments
As of November 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (100.3%)
Diversified Telecommunication Services (75.8%)
Alternative Carriers (14.7%)
* Level 3 Communications Inc.	515,142	15,671
Cogent Communications Group Inc.	323,900	12,635
* tw telecom inc Class A	434,921	12,317
Lumos Networks Corp.	480,912	11,090
* Vonage Holdings Corp.	2,852,686	9,442
* 8x8 Inc.	840,433	8,757
* inContact Inc.	1,046,692	7,850
* Iridium Communications Inc.	1,058,209	6,508
* Premiere Global Services Inc.	691,160	6,449

Integrated Telecommunication Services (61.1%)
AT&T Inc.	3,903,447	137,441
Verizon Communications Inc.	2,741,699	136,043
CenturyLink Inc.	869,034	26,679
Windstream Holdings Inc.	1,543,760	12,458
Frontier Communications Corp.	2,644,132	12,375
IDT Corp. Class B	495,034	10,995
Consolidated Communications Holdings Inc.	488,475	9,440
Atlantic Tele-Network Inc.	163,320	9,157
* General Communication Inc. Class A	778,215	7,743
* Cincinnati Bell Inc.	2,123,540	6,795
* Hawaiian Telcom Holdco Inc.	209,396	6,351
* Cbeyond Inc.	509,714	2,829

		469,025
Wireless Telecommunication Services (24.5%)
Wireless Telecommunication Services (24.5%)
* Crown Castle International Corp.	369,338	27,416
* SBA Communications Corp. Class A	271,098	23,090
T-Mobile US Inc.	712,695	18,537
* Sprint Corp.	2,180,378	18,293
Telephone & Data Systems Inc.	415,392	11,552
Shenandoah Telecommunications Co.	453,778	11,335
* Leap Wireless International Inc.	611,657	10,160
NTELOS Holdings Corp.	335,692	7,187
United States Cellular Corp.	148,800	6,602
USA Mobility Inc.	434,514	6,383
* NII Holdings Inc.	2,344,922	5,956
* Boingo Wireless Inc.	829,950	5,420
		151,931
Total Common Stocks (Cost $607,162)		620,956

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund (Cost $272)	0.127%	271,540	272
Total Investments (100.3%) (Cost $607,434)			621,228
Other Assets and Liabilities-Net (-0.3%)			(2,161)
Net Assets (100%)			619,067

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2013, the cost of investment securities for tax purposes was $607,434,000. Net unrealized appreciation of investment securities for tax purposes was $13,794,000, consisting of unrealized gains of $59,593,000 on securities that had risen in value since their purchase and $45,799,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Utilities Index Fund

Schedule of Investments
As of November 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Electric Utilities (51.8%)
Duke Energy Corp.	2,031,028	142,091
NextEra Energy Inc.	1,221,887	103,359
Southern Co.	2,514,393	102,160
Exelon Corp.	2,464,505	66,320
American Electric Power Co. Inc.	1,400,558	65,910
PPL Corp.	1,817,548	55,817
Edison International	890,623	41,156
Xcel Energy Inc.	1,431,700	40,116
FirstEnergy Corp.	1,203,299	39,264
Northeast Utilities	905,687	37,206
Entergy Corp.	512,982	31,748
OGE Energy Corp.	570,727	19,644
Pinnacle West Capital Corp.	316,142	16,869
NV Energy Inc.	677,199	16,016
Pepco Holdings Inc.	716,642	13,674
ITC Holdings Corp.	150,899	13,653
Westar Energy Inc. Class A	365,833	11,473
Great Plains Energy Inc.	441,991	10,493
Cleco Corp.	173,717	7,941
IDACORP Inc.	144,657	7,476
Hawaiian Electric Industries Inc.	285,061	7,215
Portland General Electric Co.	222,417	6,630
UIL Holdings Corp.	160,446	6,022
UNS Energy Corp.	119,594	5,726
PNM Resources Inc.	229,793	5,347
ALLETE Inc.	103,962	5,123
El Paso Electric Co.	115,859	4,174
MGE Energy Inc.	66,425	3,716
Empire District Electric Co.	123,144	2,795
Otter Tail Corp.	94,209	2,785
Unitil Corp.	37,934	1,148
		893,067
Gas Utilities (8.1%)
ONEOK Inc.	593,314	34,454
AGL Resources Inc.	341,279	15,883
National Fuel Gas Co.	204,507	13,800
UGI Corp.	328,256	13,216
Atmos Energy Corp.	261,017	11,602
Questar Corp.	503,332	11,335
Piedmont Natural Gas Co. Inc.	217,756	7,219
Southwest Gas Corp.	133,454	7,081
WGL Holdings Inc.	149,056	5,940
New Jersey Resources Corp.	118,922	5,433
South Jersey Industries Inc.	92,197	5,227
Laclede Group Inc.	89,291	4,117
Northwest Natural Gas Co.	77,376	3,291
Chesapeake Utilities Corp.	27,478	1,599
		140,197

Multi-Utilities (33.2%)
Dominion Resources Inc.	1,665,990	108,139
Sempra Energy	667,694	59,051
PG&E Corp.	1,280,822	51,707
Public Service Enterprise Group Inc.	1,455,506	47,580
Consolidated Edison Inc.	842,744	46,528
DTE Energy Co.	503,454	33,600
NiSource Inc.	899,395	28,439
CenterPoint Energy Inc.	1,171,596	27,450
Wisconsin Energy Corp.	655,082	27,363
Ameren Corp.	698,177	25,030
CMS Energy Corp.	767,426	20,367
SCANA Corp.	382,693	18,052
Alliant Energy Corp.	318,919	16,424
MDU Resources Group Inc.	515,600	15,298
Integrys Energy Group Inc.	228,898	12,301
TECO Energy Inc.	593,423	10,112
Vectren Corp.	237,218	8,227
Black Hills Corp.	121,798	6,123
NorthWestern Corp.	110,589	4,864
Avista Corp.	172,923	4,712
		571,367
Utilities (4.3%)
AES Corp./VA	1,813,638	26,425
NRG Energy Inc.	929,224	24,587
* Calpine Corp.	1,009,568	19,091
* Dynegy Inc. Class A	129,974	2,783
Ormat Technologies Inc.	45,850	1,150
		74,036
Water Utilities (2.6%)
American Water Works Co. Inc.	511,566	21,665
Aqua America Inc.	505,715	12,172
American States Water Co.	111,265	3,247
California Water Service Group	137,783	3,150
SJW Corp.	40,472	1,111
Connecticut Water Service Inc.	31,753	1,103
Middlesex Water Co.	44,903	987
York Water Co.	37,444	820
		44,255
Total Investments (100.0%) (Cost $1,681,336)		1,722,922
Other Assets and Liabilities-Net (0.0%)		85
Net Assets (100%)		1,723,007
* Non-income-producing security.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Utilities Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2013, the cost of investment securities for tax purposes was $1,681,336,000. Net unrealized appreciation of investment securities for tax purposes was $41,586,000, consisting of unrealized gains of $170,039,000 on securities that had risen in value since their purchase and $128,453,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WORLD FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 21, 2014

VANGUARD WORLD FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 21, 2014

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.